                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-5696

                         RIVERSOURCE GLOBAL SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
ABSOLUTE RETURN CURRENCY AND INCOME FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH POSITIVE ABSOLUTE
RETURN.

                                             (ADVANCED ALPHA(R) STRATEGIES ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in Net
  Assets...........................   17

Financial Highlights...............   19

Notes to Financial Statements......   26

Approval of Investment Management
  Services Agreement...............   40

Proxy Voting.......................   43




--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                       REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Absolute Return Currency and Income Fund Class A shares declined
  1.27% (excluding sales charge) for the six month period ended April 30, 2009.

> The Fund underperformed its benchmark, the Citigroup 3-Month U.S. Treasury
  Bill Index, which rose 0.19% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                           Since
                                                         inception
                                      6 months*  1 year   6/15/06
------------------------------------------------------------------
RiverSource Absolute Return Currency
  and Income Fund Class A (excluding
  sales charge)                         -1.27%   +1.74%    +3.54%
------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill
  Index(1) (unmanaged)                  +0.19%   +1.01%    +3.30%
------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, represents the performance of three-month Treasury bills. The index reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
2  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                             SINCE
Without sales charge                    6 MONTHS*  1 YEAR  INCEPTION
Class A (inception 6/15/06)               -1.27%   +1.74%    +3.54%
--------------------------------------------------------------------
Class B (inception 6/15/06)               -1.67%   +0.88%    +2.85%
--------------------------------------------------------------------
Class C (inception 6/15/06)               -1.67%   +0.86%    +2.85%
--------------------------------------------------------------------
Class I (inception 6/15/06)               -1.05%   +2.14%    +3.97%
--------------------------------------------------------------------
Class R4 (inception 6/15/06)              -1.16%   +2.04%    +3.81%
--------------------------------------------------------------------
Class R5 (inception 10/18/07)             -1.15%   +1.91%    -0.66%
--------------------------------------------------------------------
Class W (inception 12/1/06)               -1.37%   +1.59%    +2.85%
--------------------------------------------------------------------

With sales charge
Class A (inception 6/15/06)               -4.24%   -1.30%    +1.79%
--------------------------------------------------------------------
Class B (inception 6/15/06)               -6.56%   -4.12%    +1.54%
--------------------------------------------------------------------
Class C (inception 6/15/06)               -2.65%   -0.14%    +2.85%
--------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                       REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AT MARCH 31, 2009
                                                             SINCE
Without sales charge                    6 MONTHS*  1 YEAR  INCEPTION
Class A (inception 6/15/06)               +0.83%   +1.87%    +3.61%
--------------------------------------------------------------------
Class B (inception 6/15/06)               +0.46%   +1.06%    +2.93%
--------------------------------------------------------------------
Class C (inception 6/15/06)               +0.45%   +1.12%    +2.94%
--------------------------------------------------------------------
Class I (inception 6/15/06)               +0.98%   +2.19%    +4.02%
--------------------------------------------------------------------
Class R4 (inception 6/15/06)              +0.80%   +2.11%    +3.84%
--------------------------------------------------------------------
Class R5 (inception 10/18/07)             +0.97%   +2.16%    -0.77%
--------------------------------------------------------------------
Class W (inception 12/1/06)               +0.72%   +1.70%    +2.90%
--------------------------------------------------------------------

With sales charge
Class A (inception 6/15/06)               -2.18%   -1.18%    +1.81%
--------------------------------------------------------------------
Class B (inception 6/15/06)               -4.53%   -3.94%    +1.59%
--------------------------------------------------------------------
Class C (inception 6/15/06)               -0.55%   +0.12%    +2.94%
--------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 3.00%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4, Class R5 and Class W shares. Class I, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
4  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                      Total fund expenses
-----------------------------------------
Class A                      1.39%
-----------------------------------------
Class B                      2.16%
-----------------------------------------
Class C                      2.15%
-----------------------------------------
Class I                      1.03%
-----------------------------------------
Class R4                     1.34%
-----------------------------------------
Class R5                     1.07%
-----------------------------------------
Class W                      1.50%
-----------------------------------------



* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

The RiverSource Absolute Return Currency and Income Fund is designed for investors with an above average risk tolerance. Risks associated with the Fund include, but are not limited to, derivatives risk, counterparty risk, interest rate risk, credit risk, and tax risk. Derivative instruments are financial instruments that have a value dependent on the value of something else, such as one or more underlying securities. Gains or losses may be substantial, because a relatively small price movement in an underlying security may result in a substantial gain or loss for the Fund. A counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. The issuer of a security could default or otherwise become unable or unwilling to honor a financial obligation, and the Fund may be unable to recover its investment or may only obtain a limited or delayed recovery. Gains from some of the Fund's foreign currency-denominated positions may not meet Treasury Department regulations for "qualifying income," in which case, the Fund might not qualify as a regulated investment company for one or more years, requiring the Fund's Board of Directors to authorize a significant change in investment strategy or Fund liquidation. A significant portion of the Fund is invested in forward currency contracts, which are subject to a number of risks. Gains and losses may be substantial if prices do not move in the direction anticipated. See the Fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                       REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR BREAKDOWN (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Asset-Backed                                2.0%
------------------------------------------------
Commercial Mortgage-Backed                  0.5%
------------------------------------------------
Consumer Discretionary                      1.0%
------------------------------------------------
Energy                                      0.5%
------------------------------------------------
FDIC-Insured Debt(1)                        0.6%
------------------------------------------------
Financials                                  1.0%
------------------------------------------------
Foreign Government                          0.3%
------------------------------------------------
Health Care                                 0.5%
------------------------------------------------
Industrials                                 1.0%
------------------------------------------------
Mortgage-Backed                             0.2%
------------------------------------------------
Telecommunication                           0.5%
------------------------------------------------
Other(2)                                   91.9%
------------------------------------------------


(1) Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).
(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

AAA bonds                                   3.5%
------------------------------------------------
AA bonds                                    0.8%
------------------------------------------------
A bonds                                     2.2%
------------------------------------------------
BBB bonds                                   1.5%
------------------------------------------------
Non-investment grade bonds                  0.1%
------------------------------------------------
A1/P1/F1 short-term securities             91.9%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.2% of the bond portfolio assets were determined through internal analysis. For short-term securities, A1/P1/F1 represent the rating designation with the highest quality within the Standard and Poor's, Moody's, and Fitch short-term credit rating scales, respectively.


--------------------------------------------------------------------------------
6  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                       REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  987.30        $ 6.75         1.37%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.00        $ 6.85         1.37%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  983.30        $10.47         2.13%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.23        $10.64         2.13%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  983.30        $10.43         2.12%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.28        $10.59         2.12%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  989.50        $ 4.98         1.01%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.79        $ 5.06         1.01%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  988.40        $ 6.51         1.32%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.25        $ 6.61         1.32%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  988.50        $ 5.23         1.06%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.54        $ 5.31         1.06%
-------------------------------------------------------------------------------------------

Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  986.30        $ 7.14         1.45%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.60        $ 7.25         1.45%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: -1.27% for Class A, -1.67% for Class B, -1.67% for Class C, -1.05% for Class I, -1.16% for Class R4, -1.15% for Class R5 and -1.37% for Class W.


--------------------------------------------------------------------------------
8  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (8.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
SUPRANATIONAL (0.3%)
Inter-American Development Bank
 03-16-11                            1.52%           $2,000,000(c,g)       $1,998,812
-------------------------------------------------------------------------------------

ASSET-BACKED (2.2%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                            0.56               696,605(d,g)          691,711
Capital Auto Receivables Asset Trust
 Series 2007-SN2 Cl A2
 01-15-10                            1.34               136,538(d,g)          136,200
Citibank Credit Card Issuance Trust
 Series 2007-A1 Cl A1
 03-22-12                            1.22             1,000,000(g)            981,927
Countrywide Home Equity Loan Trust
 Series 2005-H Cl 2A (FGIC)
 12-15-35                            0.69               171,013(e,g)           68,403
Ford Credit Floorplan Master Owner Trust
 Series 2006-3 Cl A
 06-15-11                            0.63               900,000(g)            859,149
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
 10-25-25                            1.40               416,962(e,g)          403,867
Northstar Education Finance
 Series 2007-1 Cl A2
 01-29-46                            1.09               750,000(g)            733,107
SLC Student Loan Trust
 Series 2006-A Cl A4
 01-15-19                            1.25             1,800,000(g)          1,713,938
SLM Student Loan Trust
 Series 2004-3 Cl A3
 04-25-16                            1.18               138,327(g)            138,158
SLM Student Loan Trust
 Series 2005-5 Cl A1
 01-25-18                            1.09                 5,696(g)              5,687
SLM Student Loan Trust
 Series 2005-5 Cl A2
 10-25-21                            1.17             1,000,000(g)            970,000
SLM Student Loan Trust
 Series 2005-8 Cl A2
 07-25-22                            1.18             1,415,618(g)          1,390,060
SLM Student Loan Trust
 Series 2005-B Cl A1
 12-16-19                            1.36               300,953(g)            283,272
SLM Student Loan Trust
 Series 2006-2 Cl A2
 01-25-17                            1.09                13,439(g)             13,422
SLM Student Loan Trust
 Series 2006-5 Cl A2
 07-25-17                            1.08               294,033(g)            292,517
SLM Student Loan Trust
 Series 2006-A Cl A1
 03-16-20                            1.34               774,298(g)            741,149
SLM Student Loan Trust
 Series 2006-A Cl A2
 12-15-20                            1.40             2,000,000(g)          1,807,500
SLM Student Loan Trust
 Series 2006-C Cl A2
 09-15-20                            1.37             1,000,000(g)            932,969
SLM Student Loan Trust
 Series 2007-2 Cl A2
 07-25-17                            1.09             1,000,000(g)            935,781
                                                                      ---------------
Total                                                                      13,098,817
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (0.5%)(f)
GS Mtge Securities II
 Series 2007-EOP Cl A2
 03-06-20                            0.62             1,200,000(d,g)          867,776
GS Mtge Securities II
 Series 2007-EOP Cl A3
 03-06-20                            0.67             1,770,000(d,g)        1,241,086
Morgan Stanley Dean Witter Capital I
 Series 2002-TOP7 Cl A1
 01-15-39                            5.38               971,305               969,554
                                                                      ---------------
Total                                                                       3,078,416
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                       REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

MORTGAGE-BACKED (0.2%)(f)
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
 02-25-37                            0.53%             $216,212(g)           $202,992
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR2 Cl 2AB1
 11-19-37                            0.54               361,206(j)            304,836
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
 01-19-38                            0.54               385,786(j)            350,152
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                            0.70               897,065(j)            172,165
                                                                      ---------------
Total                                                                       1,030,145
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.4%)
American Honda Finance
 Sr Unsecured
 02-05-10                            1.63             2,500,000(d,g)        2,462,958
-------------------------------------------------------------------------------------

BANKING (1.0%)
ANZ Natl Intl
 Bank Guaranteed
 08-07-09                            1.28               750,000(c,d,g)        749,655
Bank of New York Mellon
 Sr Unsecured
 02-05-10                            1.63             3,000,000(g)          2,990,416
Citigroup
 Sr Unsecured
 06-09-09                            1.42               640,000(g)            637,226
US Bancorp
 Sr Unsecured
 02-04-10                            1.63             1,250,000(g)          1,243,290
                                                                      ---------------
Total                                                                       5,620,587
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 10-22-09                            0.00               640,000(b,g,i)         89,600
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.1%)
Caterpillar Financial Services
 Sr Unsecured
 02-08-10                            1.69             2,000,000(g)          1,972,144
John Deere Capital
 Sr Unsecured
 01-18-11                            1.81             4,500,000(g)          4,376,511
                                                                      ---------------
Total                                                                       6,348,655
-------------------------------------------------------------------------------------

HEALTH CARE (0.4%)
Cardinal Health
 Sr Unsecured
 10-02-09                            1.46             2,080,000(g)          2,048,486
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.3%)
UnitedHealth Group
 Sr Unsecured
 06-21-10                            1.41             1,500,000(g)          1,470,227
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                            1.72             3,000,000(g)          2,995,458
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Pricoa Global Funding I
 12-15-09                            1.37               400,000(d,g)          376,796
-------------------------------------------------------------------------------------

MEDIA CABLE (0.5%)
Comcast
 07-14-09                            1.44             2,920,000(g)          2,917,676
-------------------------------------------------------------------------------------

RETAILERS (0.1%)
Home Depot
 Sr Unsecured
 12-16-09                            1.45               750,000(g)            742,624
-------------------------------------------------------------------------------------

WIRELINES (0.5%)
Telefonica Emisiones
 06-19-09                            1.59             3,190,000(c,g)        3,183,474
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $50,501,071)                                                       $47,462,731
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


FDIC-INSURED DEBT (0.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. AGENCIES
Bank of America
 FDIC Govt Guaranty
 06-22-12                            1.43%           $2,000,000(g)         $2,001,400
General Electric Capital
 FDIC Govt Guaranty
 03-11-11                            1.41             2,000,000(g)          1,995,946
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $4,000,000)                                                         $3,997,346
-------------------------------------------------------------------------------------





MONEY MARKET FUND (100.1%)
                    ISSUER                             SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%             586,000,971(h)       $586,000,971
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $586,000,971)                                                     $586,000,971
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $640,502,042)(k)                                                  $637,461,048
=====================================================================================



INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009



                        CURRENCY TO BE         CURRENCY TO BE      UNREALIZED     UNREALIZED
EXCHANGE DATE              DELIVERED              RECEIVED        APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------
May 28, 2009                    69,691,000           56,478,435           $--     $(1,948,868)
                           Canadian Dollar          U.S. Dollar
---------------------------------------------------------------------------------------------
May 28, 2009                    65,180,000           85,548,098            --        (705,639)
                    European Monetary Unit          U.S. Dollar
---------------------------------------------------------------------------------------------
May 28, 2009                   163,349,000          139,454,812            --      (3,704,842)
                               Swiss Franc          U.S. Dollar
---------------------------------------------------------------------------------------------
May 28, 2009                   139,981,778       13,758,249,000            --        (407,052)
                               U.S. Dollar         Japanese Yen
---------------------------------------------------------------------------------------------
May 28, 2009                    58,070,668          102,061,000                      (454,578)
                               U.S. Dollar   New Zealand Dollar
---------------------------------------------------------------------------------------------
May 28, 2009                    84,242,338          572,836,000     2,963,696              --
                               U.S. Dollar      Norwegian Krone
---------------------------------------------------------------------------------------------
Total                                                              $2,963,696     $(7,220,979)
---------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At April 30, 2009, the value of foreign securities represented 1.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
     transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $6,526,182 or 1.1% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     FGIC  -- Financial Guaranty Insurance Company
     MBIA  -- MBIA Insurance Corporation


(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2009.

(h) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(i)  This position is in bankruptcy.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2009.

(k) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $640,502,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                              $6,000
     Unrealized depreciation                          (3,047,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(3,041,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
12  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                        FAIR VALUE AT APRIL 30, 2009
                         ---------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $586,000,971    $51,109,925    $350,152    $637,461,048
Other financial
  instruments*                       --     (4,257,283)         --      (4,257,283)
----------------------------------------------------------------------------------
Total                      $586,000,971    $46,852,642    $350,152    $633,203,765
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                 INVESTMENTS IN
                                                   SECURITIES
---------------------------------------------------------------
Balance as of Oct. 31, 2008                        $2,389,080
  Accrued discounts/premiums                              445
  Realized gain (loss)                               (512,642)
  Change in unrealized appreciation
    (depreciation)                                    400,901
  Net purchases (sales)                            (1,927,632)
  Transfers in and/or out of Level 3                       --
---------------------------------------------------------------
Balance as of April 30, 2009                         $350,152
---------------------------------------------------------------





--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
14  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $54,501,071)                      $ 51,460,077
  Affiliated money market fund (identified cost $586,000,971)              586,000,971
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $640,502,042)             637,461,048
Capital shares receivable                                                      922,518
Dividends and accrued interest receivable                                      233,526
Receivable for investment securities sold                                    3,773,597
Unrealized appreciation on forward foreign currency contracts                2,963,696
--------------------------------------------------------------------------------------
Total assets                                                               645,354,385
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                      46,245,924
Payable for investment securities purchased                                  6,494,204
Unrealized depreciation on forward foreign currency contracts                7,220,979
Accrued investment management services fees                                     14,340
Accrued distribution fees                                                        3,097
Accrued transfer agency fees                                                     1,809
Accrued administrative services fees                                             1,277
Other accrued expenses                                                          84,066
--------------------------------------------------------------------------------------
Total liabilities                                                           60,065,696
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $585,288,689
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    597,692
Additional paid-in capital                                                 597,672,176
Excess of distributions over net investment income                          (2,135,629)
Accumulated net realized gain (loss)                                        (3,547,273)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies        (7,298,277)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $585,288,689
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $182,180,287           18,615,651                       $9.79(1)
Class B                     $  4,077,258              418,436                       $9.74
Class C                     $ 10,687,738            1,098,206                       $9.73
Class I                     $179,674,190           18,305,561                       $9.82
Class R4                    $     27,399                2,796                       $9.80
Class R5                    $      9,242                  942                       $9.81
Class W                     $208,632,575           21,327,604                       $9.78
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $10.09. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  15

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                          807,397
Income distributions from affiliated money market fund          1,510,368
-------------------------------------------------------------------------
Total income                                                    2,317,765
-------------------------------------------------------------------------
Expenses:
Investment management services fees                             2,995,048
Distribution fees
  Class A                                                         235,016
  Class B                                                          20,374
  Class C                                                          51,678
  Class W                                                         349,635
Transfer agency fees
  Class A                                                         105,777
  Class B                                                           2,431
  Class C                                                           5,964
  Class R4                                                              6
  Class R5                                                              2
  Class W                                                         279,708
Administrative services fees                                      264,778
Plan administration services fees -- Class R4                          32
Compensation of board members                                      11,457
Custodian fees                                                     17,360
Printing and postage                                               33,890
Registration fees                                                  29,831
Professional fees                                                  23,419
Other                                                               9,117
-------------------------------------------------------------------------
Total expenses                                                  4,435,523
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                    (13)
  Earnings and bank fee credits on cash balances                     (343)
-------------------------------------------------------------------------
Total net expenses                                              4,435,167
-------------------------------------------------------------------------
Investment income (loss) -- net                                (2,117,402)
-------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                          (930,780)
  Foreign currency transactions                                (6,872,712)
-------------------------------------------------------------------------
Net realized gain (loss) on investments                        (7,803,492)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                    1,390,287
-------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (6,413,205)
-------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(8,530,607)
-------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                APRIL 30, 2009  OCT. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                  $  (2,117,402) $   7,642,623
Net realized gain (loss) on investments                             (7,803,492)     8,195,721
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                              1,390,287     (8,644,591)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        (8,530,607)     7,193,753
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (3,686)    (1,692,140)
    Class B                                                                 --         (6,719)
    Class C                                                                 --        (44,738)
    Class I                                                            (38,612)    (4,161,402)
    Class R4                                                                (1)        (1,188)
    Class R5                                                                (2)          (203)
    Class W                                                                 --     (1,798,725)
  Net realized gain
    Class A                                                         (1,035,644)    (1,516,443)
    Class B                                                            (22,568)          (355)
    Class C                                                            (55,949)       (52,812)
    Class I                                                         (1,077,400)    (4,183,105)
    Class R4                                                              (115)        (1,945)
    Class R5                                                               (51)          (334)
    Class W                                                         (1,582,466)          (175)
---------------------------------------------------------------------------------------------
Total distributions                                                 (3,816,494)   (13,460,284)

---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS (continued)  -------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                APRIL 30, 2009  OCT. 31, 2008
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                 $  64,910,433  $ 218,918,102
  Class B shares                                                     1,802,004      4,089,168
  Class C shares                                                     3,259,464     10,433,303
  Class I shares                                                    14,403,416    296,949,913
  Class R4 shares                                                       10,000         48,000
  Class W shares                                                    28,748,253    339,484,475
Reinvestment of distributions at net asset value
  Class A shares                                                     1,016,629      3,137,018
  Class B shares                                                        22,416          6,562
  Class C shares                                                        48,467         87,221
  Class I shares                                                     1,115,956      8,343,932
  Class R4 shares                                                           61          2,560
  Class W shares                                                     1,582,439      1,650,890
Payments for redemptions
  Class A shares                                                   (55,956,952)   (53,765,268)
  Class B shares                                                      (927,598)      (877,774)
  Class C shares                                                    (1,856,322)    (1,255,226)
  Class I shares                                                   (34,604,140)  (219,491,271)
  Class R4 shares                                                       (3,500)       (64,521)
  Class W shares                                                  (120,396,302)   (38,075,600)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     (96,825,276)   569,621,484
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (109,172,377)   563,354,953
Net assets at beginning of period                                  694,461,066    131,106,113
---------------------------------------------------------------------------------------------
Net assets at end of period                                      $ 585,288,689  $ 694,461,066
---------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                         $  (2,135,629) $      24,074
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(m)          2008         2007     2006(b)
Net asset value, beginning of period                 $9.97       $10.58       $10.09        $9.98
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(c)      .15(c)       .41(c)       .12
Net gains (losses) (both realized and
 unrealized)                                          (.10)        (.22)         .57          .11
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.13)        (.07)         .98          .23
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.00)(d)     (.18)        (.39)        (.12)
Distributions from realized gains                     (.05)        (.36)        (.10)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.54)        (.49)        (.12)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.79        $9.97       $10.58       $10.09
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $182         $176           $9          $10
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.37%(g)     1.39%        1.36%        1.59%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.37%(g)     1.39%        1.36%        1.37%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.69%)(g)    1.50%        3.98%        3.89%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          39%          36%          12%
--------------------------------------------------------------------------------------------------------------
Total return(j)                                     (1.27%)(k)    (.57%)       9.96%(l)     2.37%(k)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(j) Total return does not reflect payment of a sales charge.
(k) Not annualized.
(l) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.
(m) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(l)          2008         2007     2006(b)
Net asset value, beginning of period                 $9.96       $10.58       $10.09        $9.97
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.07)(c)      .04(c)       .34(c)       .09
Net gains (losses) (both realized and
 unrealized)                                          (.10)        (.18)         .59          .12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.17)        (.14)         .93          .21
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.12)        (.34)        (.09)
Distributions from realized gains                     (.05)        (.36)        (.10)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.48)        (.44)        (.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.74        $9.96       $10.58       $10.09
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $3          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.13%(f)     2.16%        2.10%        2.38%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.13%(f)     2.16%        2.10%        2.16%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.47%)(f)     .38%        3.26%        3.11%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          39%          36%          12%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (1.67%)(j)   (1.35%)       9.38%(k)     2.16%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.
(l) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(l)          2008         2007     2006(b)
Net asset value, beginning of period                 $9.95       $10.57       $10.09        $9.97
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.07)(c)      .06(c)       .34(c)       .09
Net gains (losses) (both realized and
 unrealized)                                          (.10)        (.20)         .58          .12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.17)        (.14)         .92          .21
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.12)        (.34)        (.09)
Distributions from realized gains                     (.05)        (.36)        (.10)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.48)        (.44)        (.09)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.73        $9.95       $10.57       $10.09
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $11           $9          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.12%(f)     2.15%        2.12%        2.38%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.12%(f)     2.15%        2.12%        2.16%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.45%)(f)     .66%        3.42%        3.11%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          39%          36%          12%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     (1.67%)(j)   (1.31%)       9.37%(k)     2.16%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.
(l) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $9.98       $10.59       $10.10        $9.98
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.02)(c)      .21(c)       .44(c)       .13
Net gains (losses) (both realized and
 unrealized)                                          (.08)        (.24)         .59          .12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.10)        (.03)        1.03          .25
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)        (.22)        (.44)        (.13)
Distributions from realized gains                     (.05)        (.36)        (.10)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.06)        (.58)        (.54)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.82        $9.98       $10.59       $10.10
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $180         $202         $122          $68
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.01%(f)     1.03%        1.07%        1.34%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.01%(f)     1.03%        1.07%        1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.32%)(f)    2.10%        4.30%        4.37%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          39%          36%          12%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.05%)(i)    (.25%)      10.49%(j)     2.56%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(i) Not annualized.
(j) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(l)          2008         2007     2006(b)
Net asset value, beginning of period                 $9.97       $10.58       $10.09        $9.98
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.03)(c)      .22(c)       .42(c)       .13
Net gains (losses) (both realized and
 unrealized)                                          (.09)        (.26)         .59          .11
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.12)        (.04)        1.01          .24
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.00)(d)     (.21)        (.42)        (.13)
Distributions from realized gains                     (.05)        (.36)        (.10)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.57)        (.52)        (.13)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.80        $9.97       $10.58       $10.09
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                         1.32%(g)     1.34%        1.36%        1.45%(g)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                     1.21%(g)     1.09%        1.31%        1.23%(g)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.55%)(g)    2.27%        4.13%        4.04%(g)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          39%          36%          12%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.16%)(j)    (.26%)      10.27%(k)     2.42%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from June 15, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(g) Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(j) Not annualized.
(k) During the year ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.
(l) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008     2007(b)
Net asset value, beginning of period                 $9.98       $10.59       $10.58
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.02)         .22          .02
Net gains (losses) (both realized and
 unrealized)                                          (.09)        (.26)         .03
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.11)        (.04)         .05
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)        (.21)        (.04)
Distributions from realized gains                     (.05)        (.36)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.06)        (.57)        (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.81        $9.98       $10.59
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                1.06%(f)     1.07%        1.06%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.39%)(f)    2.23%        4.43%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          39%          36%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.15%)(g)    (.30%)        .44%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Oct. 18, 2007 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)          2008     2007(b)
Net asset value, beginning of period                 $9.97       $10.58       $10.13
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       (.04)         .11          .36
Net gains (losses) (both realized and
 unrealized)                                          (.10)        (.19)         .55
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.14)        (.08)         .91
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.17)        (.36)
Distributions from realized gains                     (.05)        (.36)        (.10)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.53)        (.46)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.78        $9.97       $10.58
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $209         $304          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                1.45%(f)     1.50%        1.54%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.76%)(f)    1.09%        3.88%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                10%          39%          36%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.37%)(g)    (.66%)       9.21%(g),(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended April 30, 2009 and for the year ended Oct. 31, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) During the period ended Oct. 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  25

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Absolute Return Currency and Income Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in short-term debt obligations and forward foreign currency contracts.

The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership. Class B shares are currently closed to investors for new purchases.

- Class I, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R5 shares. At April 30, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 31% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
26  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At April 30, 2009, the Fund had no outstanding forward-commitments.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or

--------------------------------------------------------------------------------
28  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------




paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund will enter into forward foreign currency exchange contracts to produce incremental earnings. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of recognition of unrealized appreciation (depreciation) for certain derivative investments. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not

--------------------------------------------------------------------------------
30  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


is a percentage of the Fund's average daily net assets that declines from 0.89% to 0.70% annually as the Fund's assets increase. The management fee for the six months ended April 30, 2009 was 0.89% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, other expenses paid to this company were $2,910.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------
32  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $187,000 and $54,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $84,548 for Class A, $720 for Class B and $5,916 for Class C for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class R4............................................  1.21%


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4............................................  $13


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


acquired funds*), will not exceed the following percentage of the class average daily net assets:

Class R4............................................  1.35%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended April 30, 2009, the Fund's custodian and transfer agency fees were reduced by $343 as a result of earnings and bank fee credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Nov. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $1,555 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $6,000,000 and $24,367,161, respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:


                                     SIX MONTHS ENDED APRIL 30, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 6,567,827     103,312      (5,681,085)         990,054
Class B                   182,564       2,280         (94,574)          90,270
Class C                   331,072       4,936        (189,068)         146,940
Class I                 1,457,906     113,149      (3,518,345)      (1,947,290)
Class R4                    1,018           6            (356)             668
Class W                 2,914,708     160,817     (12,241,848)      (9,166,323)
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
34  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



                                         YEAR ENDED OCT. 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                21,957,179     315,740      (5,483,597)      16,789,322
Class B                   416,595         671         (90,100)         327,166
Class C                 1,050,240       8,774        (128,574)         930,440
Class I                30,071,137     837,081     (22,170,858)       8,737,360
Class R4                    4,723         256          (6,584)          (1,605)
Class W                34,206,023     168,788      (3,881,378)      30,493,433
----------------------------------------------------------------------------------


5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $126,353,528 and $122,864,037, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

7. INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES

In 2007 and 2008 structured investment vehicles ("SIVs") generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. During the six months ended April 30, 2009, the Fund closed its only remaining SIV position which was in WhistleJacket Capital LLC (WJC). As of April 30, 2009, the Fund had no SIV positions remaining.

WJC breached a financial covenant on Feb. 11, 2008 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This resulted in the appointment of receivers on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. The Fund's holding in WJC went into default as of its Feb. 25, 2008 maturity date ($3 million). The Fund received a partial payment of $0.7 million from WJC on Oct. 27, 2008, reducing the remaining outstanding principal amount for WJC to $2.3 million. On April 29, 2009, the Fund chose the cash payout option in the restructuring of WJC and received cash proceeds totaling $1.8 million, resulting in a realized loss of $0.5 million on the position which is reflected in the Statement of Operations.

8. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN CURRENCY RISK
The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad.

GEOGRAPHIC CONCENTRATION RISK
The Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in

--------------------------------------------------------------------------------
36  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



which the Fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

COUNTERPARTY RISK
The risk that a counterparty to a financial instrument entered into by the Fund or held by special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the Investment Manager.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New

--------------------------------------------------------------------------------
38  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------




York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to

--------------------------------------------------------------------------------
40  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

--------------------------------------------------------------------------------



retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and the exceptionally challenging market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board observed that there has not yet developed an adequate comparable peer group against which to compare the Fund's expense ratio. The Board took into account that the management services and administrative fee schedules were in line with those applicable to other global fixed income funds in the Fund's family

The Board members considered data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to the Fund by RiverSource Investments to fees charged to other client accounts (with similar investment strategies to those of the Fund).

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing

--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  41

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
42  RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND -- 2009 SEMIANNUAL
                                                                      REPORT  43

RIVERSOURCE ABSOLUTE RETURN CURRENCY AND INCOME FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6512 D (6/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
EMERGING MARKETS BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


RIVERSOURCE EMERGING MARKETS BOND FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH HIGH TOTAL RETURN THROUGH
CURRENT INCOME AND, SECONDARILY, THROUGH CAPITAL
APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   17

Statement of Operations............   19

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   22

Notes to Financial Statements......   28

Approval of Investment Management
  Services Agreement...............   45

Proxy Voting.......................   48




--------------------------------------------------------------------------------
             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Emerging Markets Bond Fund (the Fund) Class A shares increased
  25.01% (excluding sales charge) for the six month ended April 30, 2009.

> The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond
  Index-Global (J.P. Morgan EMBI-Global), which rose 20.31%.

> The Fund also outperformed the Lipper Emerging Markets Debt Funds Index, representing the Fund's peer group, which gained 13.90%, during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                               Since
                                                             inception
                                6 months*   1 year  3 years   2/16/06
----------------------------------------------------------------------
RiverSource Emerging Markets
  Bond Fund Class A (excluding
  sales charge)                  +25.01%   -10.26%   +1.44%    +1.09%
----------------------------------------------------------------------
J.P. Morgan EMBI-Global(1)
  (unmanaged)                    +20.31%    -4.52%   +3.78%    +3.24%
----------------------------------------------------------------------
Lipper Emerging Markets Debt
  Funds Index(2)                 +13.90%   -13.54%   +0.06%    +0.01%
----------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The J.P. Morgan Emerging Markets Bond Index-Global (J.P. Morgan EMBI-Global), an unmanaged index, is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Emerging Markets Debt Funds Index includes the 10 largest emerging markets debt funds tracked by Lipper Inc. The index's returns include reinvested dividends.


--------------------------------------------------------------------------------
             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                 SINCE
Without sales charge              6 MONTHS*   1 YEAR  3 YEARS  INCEPTION
Class A (inception 2/16/06)        +25.01%   -10.26%   +1.44%    +1.09%
------------------------------------------------------------------------
Class B (inception 2/16/06)        +24.44%   -10.95%   +0.64%    +0.33%
------------------------------------------------------------------------
Class C (inception 2/16/06)        +24.47%   -10.96%   +0.65%    +0.32%
------------------------------------------------------------------------
Class I (inception 2/16/06)        +25.26%    -9.84%   +1.86%    +1.49%
------------------------------------------------------------------------
Class R4 (inception 2/16/06)       +25.18%    -9.98%   +1.74%    +1.37%
------------------------------------------------------------------------
Class W (inception 12/1/06)        +24.88%   -10.26%     N/A     -1.19%
------------------------------------------------------------------------
With sales charge
Class A (inception 2/16/06)        +19.10%   -14.50%   -0.19%    -0.45%
------------------------------------------------------------------------
Class B (inception 2/16/06)        +19.44%   -15.18%   -0.51%    -0.47%
------------------------------------------------------------------------
Class C (inception 2/16/06)        +23.47%   -11.81%   +0.65%    +0.32%
------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                 SINCE
Without sales charge              6 MONTHS*   1 YEAR  3 YEARS  INCEPTION
Class A (inception 2/16/06)         -8.43%   -15.53%   -1.01%    -1.24%
------------------------------------------------------------------------
Class B (inception 2/16/06)         -8.88%   -16.20%   -1.79%    -1.99%
------------------------------------------------------------------------
Class C (inception 2/16/06)         -8.78%   -16.20%   -1.78%    -2.00%
------------------------------------------------------------------------
Class I (inception 2/16/06)         -8.30%   -15.14%   -0.60%    -0.85%
------------------------------------------------------------------------
Class R4 (inception 2/16/06)        -8.27%   -15.22%   -0.72%    -0.96%
------------------------------------------------------------------------
Class W (inception 12/1/06)         -8.52%   -15.53%     N/A     -4.31%
------------------------------------------------------------------------
With sales charge
Class A (inception 2/16/06)        -12.81%   -19.55%   -2.60%    -2.78%
------------------------------------------------------------------------
Class B (inception 2/16/06)        -13.32%   -20.16%   -2.92%    -2.80%
------------------------------------------------------------------------
Class C (inception 2/16/06)         -9.67%   -16.99%   -1.78%    -2.00%
------------------------------------------------------------------------


Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.
*  Not annualized.
** For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
4  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
                          MEDIUM   QUALITY
           X              LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    12.1 years
--------------------------------------
Effective duration(2)        6.4 years
--------------------------------------
Weighted average bond
  rating(3)                       BBB-
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.41%       1.27%
-----------------------------------------
Class B              2.19%       2.04%
-----------------------------------------
Class C              2.18%       2.03%
-----------------------------------------
Class I              0.91%       0.85%
-----------------------------------------
Class R4             1.22%       1.15%
-----------------------------------------
Class W              1.35%       1.30%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), will not exceed 1.27% for Class A, 2.04% for Class B, 2.03% for Class C, 0.85% for Class I, 1.15% for Class R4, and 1.30% for Class W.
(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

There are risks associated with an investment in a bond funds, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade

--------------------------------------------------------------------------------
             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------



securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

COUNTRY DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Argentina                                   1.0%
------------------------------------------------
Brazil                                     13.6%
------------------------------------------------
Cayman Islands                              1.4%
------------------------------------------------
Colombia                                    5.3%
------------------------------------------------
Dominican Republic                          1.3%
------------------------------------------------
El Salvador                                 2.3%
------------------------------------------------
Gabon                                       0.5%
------------------------------------------------
Indonesia                                   8.8%
------------------------------------------------
Iraq                                        1.0%
------------------------------------------------
Kazakhstan                                  1.8%
------------------------------------------------
Luxembourg                                  4.9%
------------------------------------------------
Mexico                                     11.0%
------------------------------------------------
Netherlands                                 1.7%
------------------------------------------------
Panama                                      0.4%
------------------------------------------------
Peru                                        2.2%
------------------------------------------------
Philippine Islands                          3.5%
------------------------------------------------
Qatar                                       1.1%
------------------------------------------------
Russia                                      7.3%
------------------------------------------------
South Korea                                 2.5%
------------------------------------------------
Turkey                                      9.9%
------------------------------------------------
Ukraine                                     0.4%
------------------------------------------------
United Kingdom                              1.3%
------------------------------------------------
Uruguay                                     2.7%
------------------------------------------------
Venezuela                                   8.0%
------------------------------------------------
Other(2)                                    6.1%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


QUALITY BREAKDOWN (at April 30, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AA bonds                                    1.2%
------------------------------------------------
A bonds                                     5.4%
------------------------------------------------
BBB bonds                                  39.6%
------------------------------------------------
BB bonds                                   43.6%
------------------------------------------------
B bonds                                     4.2%
------------------------------------------------
Non-investment grade bonds                  1.6%
------------------------------------------------
Non-rated bonds                             4.4%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.5% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     Annualized
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(a)  expense ratio
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,250.10        $ 7.09         1.27%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.50        $ 6.36         1.27%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,244.40        $11.35         2.04%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.68        $10.19         2.04%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,244.70        $11.30         2.03%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.73        $10.14         2.03%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,252.60        $ 4.75          .85%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.58        $ 4.26          .85%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,251.80        $ 6.42         1.15%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.09        $ 5.76         1.15%
-------------------------------------------------------------------------------------------

Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,248.80        $ 7.25         1.30%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.35        $ 6.51         1.30%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: +25.01% for Class A, +24.44% for Class B, +24.47% for Class C, +25.26% for Class I, +25.18% for Class R4 and +24.88% for Class W.


--------------------------------------------------------------------------------
             RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (91.8%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (0.9%)
Banco Hipotecario
 Sr Unsecured
 04-27-16                             9.75%              $975,000(d)         $336,375
Industrias Metalurgicas Pescarmona
 Sr Unsecured
 10-22-14                            11.25              1,100,000(d)          363,000
Republic of Argentina
 09-12-13                             7.00              1,000,000             377,500
Republic of Argentina
 Sr Unsecured
 12-15-35                             0.00             12,950,000(g)          379,435
                                                                      ---------------
Total                                                                       1,456,310
-------------------------------------------------------------------------------------

BRAZIL (13.3%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                             6.37              5,200,000(d)        5,005,000
Bertin Ltda
 Sr Unsecured
 10-05-16                            10.25                580,000(d)          290,000
Federative Republic of Brazil
 01-20-34                             8.25                600,000             682,500
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                             6.00              4,800,000           4,869,600
 10-14-19                             8.88              3,538,000           4,210,220
Marfrig Overseas
 11-16-16                             9.63              1,130,000(d)          802,300
Morgan Stanley
 (Brazilian Real) Sr Unsecured
 05-03-17                            10.09              4,850,000(d)        1,441,407
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 07-01-10                            10.00                139,600             658,498
 01-01-12                            10.00                320,000           1,465,510
Telemar Norte Leste
 Sr Unsecured
 04-23-19                             9.50                900,000(d)          921,375
                                                                      ---------------
Total                                                                      20,346,410
-------------------------------------------------------------------------------------

CAYMAN ISLANDS (1.4%)
Peru Enhanced Pass-Thru
 Sr Secured Zero Coupon
 05-31-18                             5.28              3,472,181(d,j)      2,083,308
-------------------------------------------------------------------------------------

COLOMBIA (5.1%)
Republic of Colombia
 01-27-17                             7.38                650,000             695,500
 09-18-37                             7.38              4,450,000           4,461,125
Republic of Colombia
 (Colombian Peso)
 10-22-15                            12.00          2,168,000,000           1,144,001
Republic of Colombia
 Sr Nts
 03-18-19                             7.38              1,000,000           1,051,100
Santa Fe de Bogota
 (Colombian Peso) Sr Unsecured
 07-26-28                             9.75          1,377,000,000(d)          534,979
                                                                      ---------------
Total                                                                       7,886,705
-------------------------------------------------------------------------------------

DOMINICAN REPUBLIC (1.3%)
Aes Dominicana Energia Finance
 12-13-15                            11.00              1,050,000(d)          698,250
Cerveceria Nacional Dominicana
 03-27-12                            16.00              1,450,000(d)        1,066,185
EGE Haina Finance
 04-26-17                             9.50                450,000(d)          231,750
                                                                      ---------------
Total                                                                       1,996,185
-------------------------------------------------------------------------------------

EL SALVADOR (2.2%)
Republic of El Salvador
 04-10-32                             8.25              1,850,000(d)        1,581,750
 06-15-35                             7.65              2,310,000(d)        1,848,000
                                                                      ---------------
Total                                                                       3,429,750
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

GABON (0.5%)
Republic of Gabonese
 12-12-17                             8.20%            $1,000,000(d)         $800,000
-------------------------------------------------------------------------------------

INDONESIA (8.6%)
Govt of Indonesia
 (Indonesian Rupiah)
 10-15-14                            11.00          6,000,000,000             559,617
 07-15-17                            10.00         10,000,000,000             847,690
 09-15-19                            11.50          9,000,000,000             814,771
 07-15-22                            10.25         25,200,000,000           2,051,728
Perusahaan Penerbit SBSN
 04-23-14                             8.80              1,900,000(d)        1,935,806
Republic of Indonesia
 Sr Unsecured
 03-04-19                            11.63              1,250,000(d,f)      1,487,500
 10-12-35                             8.50              2,450,000(d)        2,241,750
 02-17-37                             6.63              1,450,000(d)        1,102,000
 01-17-38                             7.75              2,500,000(d)        2,175,000
                                                                      ---------------
Total                                                                      13,215,862
-------------------------------------------------------------------------------------

IRAQ (1.0%)
Republic of Iraq
 01-15-28                             5.80              2,900,000(d)        1,566,000
-------------------------------------------------------------------------------------

KAZAKHSTAN (1.8%)
Kazkommerts Intl
 11-03-15                             8.00                450,000(d)          236,250
KazMunaiGaz Finance
 07-02-18                             9.13              2,645,000(d)        2,231,789
Temir Capital for JSC TemirBank
 Bank Guaranteed
 05-21-14                             9.50                850,000(d)          307,547
                                                                      ---------------
Total                                                                       2,775,586
-------------------------------------------------------------------------------------

LUXEMBOURG (4.8%)
Gaz Capital
 Secured
 11-22-16                             6.21              4,350,000(d,f)      3,327,750
 08-16-37                             7.29              2,950,000(d)        2,006,000
MHP
 Sr Secured
 11-30-11                            10.25                850,000(d)          453,688
TNK-BP Finance
 03-20-17                             6.63                800,000(d)          527,000
 03-13-18                             7.88              1,525,000(d)        1,067,500
                                                                      ---------------
Total                                                                       7,381,938
-------------------------------------------------------------------------------------

MEXICO (10.8%)
Controladora Comerical Mexicana
 (Mexican Peso)
 03-30-27                             8.70             31,700,000(b,d)        687,479
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-20-12                             9.00              6,100,000             479,370
 12-18-14                             9.50             24,500,000           1,971,408
Pemex Project Funding Master Trust
 03-01-18                             5.75              7,500,000(f)        6,787,499
 06-15-35                             6.63              4,804,000           3,884,558
 06-15-38                             6.63              1,500,000           1,192,500
Petroleos Mexicanos
 05-03-19                             8.00                700,000(d)          744,648
Vitro
 02-01-17                             9.13              2,120,000(b,f)        704,900
                                                                      ---------------
Total                                                                      16,452,362
-------------------------------------------------------------------------------------

NETHERLANDS (1.7%)
Intergas Finance
 05-14-17                             6.38                300,000(d)          197,600
Majapahit Holding
 10-17-16                             7.75              1,600,000(d)        1,368,000
 06-28-17                             7.25              1,150,000(d)          908,500
 06-29-37                             7.88                200,000(d)          132,000
                                                                      ---------------
Total                                                                       2,606,100
-------------------------------------------------------------------------------------

PANAMA (0.4%)
Republic of Panama
 Sr Unsecured
 01-26-36                             6.70                600,000             579,000
-------------------------------------------------------------------------------------

PERU (2.1%)
Republic of Peru
 Sr Unsecured
 03-30-19                             7.13                400,000             431,000
 03-14-37                             6.55              2,900,000           2,805,170
                                                                      ---------------
Total                                                                       3,236,170
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

PHILIPPINE ISLANDS (3.4%)
Natl Power
 11-02-16                             6.88%              $900,000(d)         $857,026
Republic of Philippines
 10-21-24                             9.50                621,000             723,465
Republic of Philippines
 Sr Unsecured
 06-17-19                             8.38              3,350,000(f)        3,705,938
                                                                      ---------------
Total                                                                       5,286,429
-------------------------------------------------------------------------------------

QATAR (1.1%)
State of Qatar
 Sr Nts
 04-09-19                             6.55              1,600,000(d)        1,651,652
-------------------------------------------------------------------------------------

RUSSIA (7.2%)
Gazstream
 07-22-13                             5.63                493,887(d)          464,254
Russian Federation
 03-31-30                             7.50              6,106,560(d)        5,923,363
Russian Standard Finance
 Sr Secured
 05-05-11                             8.63                850,000(d)          510,000
TransCapitalInvest for Transneft
 Secured
 08-07-18                             8.70              4,700,000(d)        4,124,020
                                                                      ---------------
Total                                                                      11,021,637
-------------------------------------------------------------------------------------

SOUTH KOREA (2.4%)
Export-Import Bank of Korea
 Sr Nts
 01-21-14                             8.13              1,100,000           1,160,690
Korea Development Bank
 Sr Nts
 01-23-14                             8.00              1,450,000           1,522,866
POSCO
 03-26-14                             8.75              1,000,000(d)        1,063,822
                                                                      ---------------
Total                                                                       3,747,378
-------------------------------------------------------------------------------------

TURKEY (9.8%)
Republic of Turkey
 03-15-15                             7.25              1,500,000           1,530,000
 04-03-18                             6.75              2,150,000           2,069,375
 03-11-19                             7.00              2,700,000           2,602,125
 06-05-20                             7.00              2,600,000           2,470,000
 03-17-36                             6.88              5,750,000           4,945,001
 03-05-38                             7.25                600,000             534,000
Republic of Turkey
 Sr Unsecured
 11-07-19                             7.50                700,000(e)          694,995
                                                                      ---------------
Total                                                                      14,845,496
-------------------------------------------------------------------------------------

UKRAINE (0.4%)
Credit Suisse First Boston Intl for Ex-Im Bank of Ukraine
 Secured
 02-09-16                             8.40                300,000             126,000
Govt of Ukraine
 06-26-12                             6.39                850,000(d)          471,750
                                                                      ---------------
Total                                                                         597,750
-------------------------------------------------------------------------------------

UNITED KINGDOM (1.2%)
UK SPV Credit Finance for JSC Commercial Bank Privatbank
 Secured
 02-06-12                             8.00                700,000(d)          252,000
Vedanta Resources
 Sr Unsecured
 07-18-18                             9.50              2,300,000(d)        1,644,500
                                                                      ---------------
Total                                                                       1,896,500
-------------------------------------------------------------------------------------

URUGUAY (2.6%)
Republic of Uruguay
 05-17-17                             9.25                400,000(f)          433,000
Republic of Uruguay
 Pay-in-kind
 01-15-33                             7.88                    500(i)              440
Republica Orient Uruguay
 (Uruguay Peso)
 04-05-27                             4.25             79,307,067(h)        2,035,097
 06-26-37                             3.70             16,186,786(h)          356,031
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                             7.63              1,383,939           1,183,268
                                                                      ---------------
Total                                                                       4,007,836
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

VENEZUELA (7.8%)
Petroleos de Venezuela
 04-12-17                             5.25%            $8,250,000          $3,741,375
Republic of Venezuela
 02-26-16                             5.75              4,999,500           2,849,715
 05-07-23                             9.00              5,950,000           3,451,000
 03-31-38                             7.00              1,800,000             868,500
Republic of Venezuela
 Sr Unsecured
 10-08-14                             8.50              1,594,000           1,109,424
                                                                      ---------------
Total                                                                      12,020,014
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $165,484,625)                                                     $140,886,378
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              9,091,287(k)          $9,091,287
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,091,287)                                                         $9,091,287
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (2.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     4,492,235             $4,492,235
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $4,492,235)                                                         $4,492,235
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $179,068,147)(l)                                                  $154,469,900
=====================================================================================



INVESTMENTS IN DERIVATIVES


CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT APRIL 30, 2009



                                                                                             UNAMORTIZED
                                                                                               PREMIUM
                         REFERENCED       BUY/SELL   PAY/RECEIVE    EXPIRATION    NOTIONAL      (PAID)     UNREALIZED
COUNTERPARTY               ENTITY        PROTECTION   FIXED RATE       DATE        AMOUNT      RECEIVED   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank  CDX Emerging            Buy         2.65%    June 20, 2013  $2,000,000   $(344,620)     $(155,939)
                     Markets Index
----------------------------------------------------------------------------------------------------------------------
Merril Lynch Intl    CDX Emerging           Sell         2.65     June 20, 2013   2,000,000          --       (177,957)
                     Markets Index
----------------------------------------------------------------------------------------------------------------------
Total                                                                                                        $(333,896)
----------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $59,669,873 or 38.9% of net assets.

(e) At April 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $694,995. See Note 1 to the financial statements.

(f) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(g) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(h) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(l) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $179,068,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $3,209,000
     Unrealized depreciation                         (27,807,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(24,598,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
14  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                       FAIR VALUE AT APRIL 30, 2009
                        ----------------------------------------------------------
                             LEVEL 1         LEVEL 2
                          QUOTED PRICES       OTHER        LEVEL 3
                            IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $13,583,522    $136,057,904   $4,828,474   $154,469,900
Other financial
  instruments*                      --        (333,896)          --       (333,896)
----------------------------------------------------------------------------------
Total                      $13,583,522    $135,724,008   $4,828,474   $154,136,004
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                         INVESTMENTS IN  OTHER FINANCIAL
                                           SECURITIES      INSTRUMENTS
------------------------------------------------------------------------
Balance as of Oct. 31, 2008                $4,355,051        $257,106
  Accrued discounts/premiums                   44,041              --
  Realized gain (loss)                        (43,983)              *
  Change in unrealized appreciation
    (depreciation)                            858,055        (257,106)
  Net purchases (sales)                      (384,690)             --
  Transfers in and/or out of Level 3               --              --
------------------------------------------------------------------------
Balance as of April 30, 2009               $4,828,474             $--
------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Nov. 1, 2008 to April 30, 2009 for Other financial instruments was $1,196,000.



--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
16  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $165,484,625)             $140,886,378
  Affiliated money market fund (identified cost $9,091,287)           9,091,287
  Investments of cash collateral received for securities on loan
    (identified cost $4,492,235)                                      4,492,235
-------------------------------------------------------------------------------
Total investments in securities (identified cost $179,068,147)      154,469,900
Foreign currency holdings (identified cost $52,962)                      55,007
Capital shares receivable                                               305,983
Premiums paid on outstanding credit default swap contracts              344,620
Dividends and accrued interest receivable                             2,694,749
Receivable for investment securities sold                             1,314,851
Cash deposits and collateral held at broker                             700,000
-------------------------------------------------------------------------------
Total assets                                                        159,885,110
-------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                         329,937
Capital shares payable                                                  478,593
Payable for investment securities purchased                             787,744
Payable upon return of securities loaned                              4,492,235
Unrealized depreciation on swap contracts                               333,896
Accrued investment management services fees                               3,016
Accrued distribution fees                                                   689
Accrued transfer agency fees                                                556
Accrued administrative services fees                                        335
Other accrued expenses                                                   58,614
-------------------------------------------------------------------------------
Total liabilities                                                     6,485,615
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $153,399,495
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    179,959
Additional paid-in capital                                          193,494,566
Undistributed net investment income                                   2,302,915
Accumulated net realized gain (loss)                                (17,662,531)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (24,915,414)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $153,399,495
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $  4,414,485
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- APRIL 30, 2009 (UNAUDITED)


NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $ 8,752,290            1,026,023                       $8.53(1)
Class B                     $ 1,508,708              177,059                       $8.52
Class C                     $   222,515               26,148                       $8.51
Class I                     $57,462,477            6,737,120                       $8.53
Class R4                    $    18,739                2,198                       $8.53
Class W                     $85,434,766           10,027,387                       $8.52
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $8.96. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $  6,910,880
Income distributions from affiliated money market fund                   52,831
Fee income from securities lending                                        3,024
-------------------------------------------------------------------------------
Total income                                                          6,966,735
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     604,866
Distribution fees
  Class A                                                                10,502
  Class B                                                                 6,100
  Class C                                                                 1,008
  Class W                                                               122,289
Transfer agency fees
  Class A                                                                13,013
  Class B                                                                 2,061
  Class C                                                                   329
  Class R4                                                                    4
  Class W                                                                97,831
Administrative services fees                                             67,207
Plan administration services fees -- Class R4                                21
Compensation of board members                                             2,874
Custodian fees                                                           16,370
Printing and postage                                                      8,430
Registration fees                                                        26,312
Professional fees                                                        14,398
Other                                                                     3,751
-------------------------------------------------------------------------------
Total expenses                                                          997,366
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (36,285)
-------------------------------------------------------------------------------
Total net expenses                                                      961,081
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       6,005,654
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (13,817,226)
  Foreign currency transactions                                         (92,976)
  Swap transactions                                                    (928,126)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (14,838,328)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         45,369,007
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                30,530,679
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 36,536,333
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  6,005,654   $ 10,826,078
Net realized gain (loss) on investments                                 (14,838,328)    (1,897,585)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     45,369,007    (75,049,499)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          36,536,333    (66,121,006)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                (247,224)      (513,077)
    Class B                                                                 (35,872)       (77,784)
    Class C                                                                  (5,916)       (12,305)
    Class I                                                              (2,141,973)    (6,894,152)
    Class R4                                                                   (563)        (1,280)
    Class W                                                              (3,299,504)    (2,557,686)
  Net realized gain
    Class A                                                                      --        (47,559)
    Class B                                                                      --        (11,052)
    Class C                                                                      --         (1,687)
    Class I                                                                      --     (1,321,379)
    Class R4                                                                     --           (167)
    Class W                                                                      --       (304,713)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (5,731,052)   (11,742,841)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  6,597,885   $ 11,877,937
  Class B shares                                                            286,040      1,305,864
  Class C shares                                                             12,383        219,661
  Class I shares                                                          3,818,996     30,579,666
  Class R4 shares                                                               303          7,982
  Class W shares                                                          7,650,181    146,655,956
Reinvestment of distributions at net asset value
  Class A shares                                                            233,141        534,907
  Class B shares                                                             33,542         77,569
  Class C shares                                                              5,362         11,620
  Class I shares                                                          2,141,705      8,214,784
  Class R4 shares                                                               302            692
  Class W shares                                                          3,299,381      2,862,056
Payments for redemptions
  Class A shares                                                         (9,265,717)    (3,149,341)
  Class B shares                                                           (224,301)      (774,759)
  Class C shares                                                            (25,430)      (117,014)
  Class I shares                                                        (25,135,785)   (89,988,110)
  Class R4 shares                                                               (26)        (2,694)
  Class W shares                                                        (47,556,876)   (40,766,868)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (58,128,914)    67,549,908
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (27,323,633)   (10,313,939)
Net assets at beginning of period                                       180,723,128    191,037,067
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $153,399,495   $180,723,128
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  2,302,915   $  2,028,313
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $7.05       $10.57       $10.16        $9.98
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .27(c)       .61(c)       .59(c)       .33
Net gains (losses) (both realized and
 unrealized)                                          1.46        (3.43)         .39          .18
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.73        (2.82)         .98          .51
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.25)        (.61)        (.55)        (.33)
Distributions from realized gains                       --         (.09)        (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.25)        (.70)        (.57)        (.33)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.53        $7.05       $10.57       $10.16
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $9          $10           $5          $12
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.44%(f)     1.41%        1.33%        1.81%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.27%(f)     1.40%        1.33%        1.39%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         7.13%(f)     6.31%        5.61%        5.20%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%          82%          41%          32%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     25.01%(j)   (28.44%)       9.94%        5.25%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $7.05       $10.55       $10.16        $9.97
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .24(c)       .55(c)       .52(c)       .28
Net gains (losses) (both realized and
 unrealized)                                          1.45        (3.42)         .37          .19
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.69        (2.87)         .89          .47
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.22)        (.54)        (.48)        (.28)
Distributions from realized gains                       --         (.09)        (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.22)        (.63)        (.50)        (.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.52        $7.05       $10.55       $10.16
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $1           $1           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.22%(f)     2.19%        2.13%        2.62%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.04%(f)     2.17%        2.13%        2.20%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         6.22%(f)     5.61%        4.90%        4.51%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%          82%          41%          32%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     24.44%(j)   (28.85%)       8.94%        4.80%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(k)          2008         2007     2006(b)
Net asset value, beginning of period                 $7.04       $10.54       $10.15        $9.97
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .24(c)       .55(c)       .53(c)       .28
Net gains (losses) (both realized and
 unrealized)                                          1.45        (3.42)         .36          .18
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.69        (2.87)         .89          .46
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.22)        (.54)        (.48)        (.28)
Distributions from realized gains                       --         (.09)        (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.22)        (.63)        (.50)        (.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.51        $7.04       $10.54       $10.15
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.21%(f)     2.18%        2.13%        2.61%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.03%(f)     2.16%        2.13%        2.19%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         6.23%(f)     5.64%        5.00%        4.46%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%          82%          41%          32%
--------------------------------------------------------------------------------------------------------------
Total return(i)                                     24.47%(j)   (28.88%)       8.94%        4.75%(j)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.
(k) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007     2006(b)
Net asset value, beginning of period                 $7.05       $10.57       $10.16        $9.98
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .28(c)       .69(c)       .65(c)       .35
Net gains (losses) (both realized and
 unrealized)                                          1.47        (3.46)         .38          .17
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.75        (2.77)        1.03          .52
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.27)        (.66)        (.60)        (.34)
Distributions from realized gains                       --         (.09)        (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.27)        (.75)        (.62)        (.34)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.53        $7.05       $10.57       $10.16
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $57          $65         $147          $47
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .89%(f)      .91%         .93%        1.52%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .85%(f)      .91%         .93%        1.10%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         7.43%(f)     6.89%        6.14%        5.70%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%          82%          41%          32%
--------------------------------------------------------------------------------------------------------------
Total return                                        25.26%(i)   (28.08%)      10.38%        5.44%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007     2006(b)
Net asset value, beginning of period                 $7.05       $10.56       $10.16        $9.98
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .27(c)       .67(c)       .60(c)       .34
Net gains (losses) (both realized and
 unrealized)                                          1.47        (3.43)         .39          .18
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.74        (2.76)         .99          .52
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.26)        (.66)        (.57)        (.34)
Distributions from realized gains                       --         (.09)        (.02)          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.26)        (.75)        (.59)        (.34)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.53        $7.05       $10.56       $10.16
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.19%(f)     1.22%        1.24%        1.67%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.06%(f)      .97%        1.24%        1.25%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         7.20%(f)     6.82%        5.75%        5.37%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%          82%          41%          32%
--------------------------------------------------------------------------------------------------------------
Total return                                        25.18%(i)   (27.98%)       9.97%        5.36%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $7.05       $10.55       $10.24
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .26(c)       .56          .57
Net gains (losses) (both realized and
 unrealized)                                          1.46        (3.36)         .28
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      1.72        (2.80)         .85
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.25)        (.61)        (.52)
Distributions from realized gains                       --         (.09)        (.02)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.25)        (.70)        (.54)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $8.52        $7.05       $10.55
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $85         $104          $38
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.33%(f)     1.35%        1.33%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.30%(f)     1.35%        1.33%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         6.98%(f)     6.08%        5.86%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                17%          82%          41%
--------------------------------------------------------------------------------------------------------------
Total return                                        24.88%(i)   (28.29%)       8.49%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Emerging Markets Bond Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in fixed income securities of emerging market issuers.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares. At April 30, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 37% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
28  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At April 30, 2009 the Fund has outstanding when-issued securities of $694,995.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the six months ended April 30, 2009.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the

--------------------------------------------------------------------------------
30  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the year then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings were entirely comprised of Mexican pesos.

The Fund may enter into forward foreign currency contracts to produce incremental earnings, for operational purposes, or to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At April 30, 2009, the Fund had no outstanding forward foreign currency contracts.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment that may be made by the Fund may equal the notional amount (shown in the Credit Default Swap Contracts Outstanding table following the Portfolio of Investments), at par, of the underlying index or security as a result of the related credit event.


--------------------------------------------------------------------------------
32  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the referenced obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

INTEREST RATE SWAP TRANSACTIONS
The Fund may enter into interest rate swap agreements to produce incremental earnings, to gain exposure to or protect itself from market changes, or to synthetically add or subtract principal exposure to the municipal market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting; whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered. At April 30, 2009, the Fund had no outstanding interest rate swap contracts.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of recognition of unrealized appreciation (depreciation) for certain derivative investments and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and

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34  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

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FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


is a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% annually as the Fund's assets increase. The management fee for the six months ended April 30, 2009 was 0.72% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, other expenses paid to this company were $717.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

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36  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $65,000 and $18,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $7,813 for Class A and $624 for Class B for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

Class A.............................................  1.27%
Class B.............................................  2.04
Class C.............................................  2.03
Class I.............................................  0.85
Class R4............................................  1.06
Class W.............................................  1.30


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $5,853
Class B...........................................     895
Class C...........................................     146




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            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4.............................................   $7


The management fees waived/reimbursed at the Fund level were $29,384.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.27%
Class B.............................................  2.04
Class C.............................................  2.03
Class I.............................................  0.85
Class R4............................................  1.15
Class W.............................................  1.30


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period Nov. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $2,446 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $25,165,040 and $60,764,874, respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.


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38  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED APRIL 30, 2009
                                      ISSUED FOR
                                      REINVESTED                       NET
                           SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                    853,625      30,590     (1,229,159)        (344,944)
Class B                     35,106       4,390        (29,615)           9,881
Class C                      1,541         704         (3,220)            (975)
Class I                    500,930     280,842     (3,298,934)      (2,517,162)
Class R4                        40          39             (3)              76
Class W                    993,022     433,819     (6,212,528)      (4,785,687)
----------------------------------------------------------------------------------


                                         YEAR ENDED OCT. 31, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                           SOLD     DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  1,206,737      54,556       (332,734)         928,559
Class B                    131,117       7,815        (80,424)          58,508
Class C                     21,942       1,173        (12,061)          11,054
Class I                  3,444,578     822,959     (8,936,995)      (4,669,458)
Class R4                       781          70           (264)             587
Class W                 15,118,235     298,553     (4,196,818)      11,219,970
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments, and any uninvested cash collateral balance, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2009, securities valued at $4,414,485 were on loan, secured by cash collateral of $4,492,235 invested in short-term securities or in cash equivalents.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $3,024 earned from securities lending from Dec. 1, 2008 through April 30, 2009, is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008, through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $36,577,655 and $61,498,626, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The


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40  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $2,399,388 at Oct. 31, 2008, that if not offset by capital gains will expire in 2016. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman

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42  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
44  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to

--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  45

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and the exceptionally challenging market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to the Fund by RiverSource Investments to fees charged to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product


--------------------------------------------------------------------------------
46  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median ratio.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
            RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT  47

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
48  RIVERSOURCE EMERGING MARKETS BOND FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE EMERGING MARKETS BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6511 E (6/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
GLOBAL BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


RIVERSOURCE GLOBAL BOND FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH HIGH TOTAL RETURN THROUGH INCOME
AND GROWTH OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   26

Statement of Operations............   28

Statements of Changes in Net
  Assets...........................   29

Financial Highlights...............   31

Notes to Financial Statements......   37

Approval of Investment Management
  Services Agreement...............   53

Proxy Voting.......................   56




--------------------------------------------------------------------------------
                       RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Global Bond Fund (the Fund) Class A shares increased 7.50%
  (excluding sales charge) for the six month period ended April 30, 2009.

> The Fund outperformed its benchmark, the Barclays Capital Global Aggregate
  Index, which rose 6.68%.

> The Fund also outperformed its peer group, the Lipper Global Income Funds
  Index, which increased 4.03% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                           6 months*  1 year  3 years  5 years  10 years
------------------------------------------------------------------------
RiverSource Global Bond
  Fund Class A (excluding
  sales charge)              +7.50%   -4.50%   +3.59%   +3.78%   +4.49%
------------------------------------------------------------------------
Barclays Capital Global
  Aggregate Index(1)
  (unmanaged)                +6.68%   -2.20%   +5.47%   +4.87%   +5.32%
------------------------------------------------------------------------
Lipper Global Income
  Funds Index(2)             +4.03%   -8.76%   +1.43%   +2.88%   +4.17%
------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




(1) The Barclays Capital Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                       RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                              SINCE
Without sales charge        6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  3/20/89)                    +7.50%   -4.50%   +3.59%   +3.78%   +4.49%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                    +7.06%   -5.15%   +2.81%   +2.98%   +3.70%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                    +7.12%   -5.16%   +2.82%   +3.01%     N/A       +4.77%
--------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                     +7.80%   -4.06%   +3.98%   +4.22%     N/A       +3.79%
--------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                    +7.61%   -4.18%   +3.89%   +4.06%   +4.72%        N/A
--------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                    +7.58%   -4.44%     N/A      N/A      N/A       +2.07%
--------------------------------------------------------------------------------------

With sales charge
Class A (inception
  3/20/89)                    +2.35%   -9.04%   +1.94%   +2.78%   +3.96%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                    +2.06%   -9.61%   +1.58%   +2.64%   +3.70%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                    +6.12%   -6.05%   +2.82%   +3.01%     N/A       +4.77%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
4  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AT MARCH 31, 2009
                                                                              SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  3/20/89)                   -0.53%    -6.98%   +3.73%   +2.65%   +4.34%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -1.01%    -7.72%   +2.95%   +1.86%   +3.54%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -1.01%    -7.74%   +2.95%   +1.88%     N/A       +4.61%
--------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -0.27%    -6.55%   +4.18%   +3.09%     N/A       +3.49%
--------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                   -0.43%    -6.67%   +4.04%   +2.92%   +4.57%        N/A
--------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                   -0.46%    -6.92%     N/A      N/A      N/A       +1.36%
--------------------------------------------------------------------------------------

With sales charge
Class A (inception
  3/20/89)                   -5.30%   -11.37%   +2.04%   +1.66%   +3.80%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -5.69%   -12.06%   +1.71%   +1.52%   +3.54%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -1.95%    -8.61%   +2.95%   +1.88%     N/A       +4.61%
--------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third*** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

  *Not annualized.
 **For classes with less than 10 years performance.
***For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
                       RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
           X        X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     6.8 years
--------------------------------------
Effective duration(2)        5.2 years
--------------------------------------
Weighted average bond
  rating(3)                        AA-
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.32%       1.25%
-----------------------------------------
Class B              2.09%       2.01%
-----------------------------------------
Class C              2.08%       2.01%
-----------------------------------------
Class I              0.85%       0.82%
-----------------------------------------
Class R4             1.14%       1.12%
-----------------------------------------
Class W              1.30%       1.27%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Fund's board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 1.25% for Class A, 2.01% for Class B, 2.01% for Class C, 0.82% for Class I, 1.12% for Class R4 and 1.27% for Class W.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

There are risks associated with an investment in a bond funds, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade

--------------------------------------------------------------------------------
6  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

SECTOR BREAKDOWN(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Asset-Backed                                0.9%
------------------------------------------------
Commercial Mortgage-Backed                  4.4%
------------------------------------------------
Consumer Discretionary                      0.9%
------------------------------------------------
Consumer Staples                            0.5%
------------------------------------------------
Energy                                      2.6%
------------------------------------------------
Financials                                  8.3%
------------------------------------------------
Foreign Government                         51.7%
------------------------------------------------
Health Care                                 0.5%
------------------------------------------------
Industrials                                 0.9%
------------------------------------------------
Materials                                   0.3%
------------------------------------------------
Mortgage-Backed                            10.5%
------------------------------------------------
Telecommunication                           5.5%
------------------------------------------------
U.S. Government Obligations & Agencies      6.0%
------------------------------------------------
Utilities                                   6.0%
------------------------------------------------
Other(2)                                    1.0%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN COUNTRIES (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

United States                              41.1%
------------------------------------------------
Japan                                      11.6%
------------------------------------------------
Germany                                     7.7%
------------------------------------------------
Netherlands                                 5.1%
------------------------------------------------
United Kingdom                              4.6%
------------------------------------------------
Canada                                      4.1%
------------------------------------------------
Italy                                       4.0%
------------------------------------------------
France                                      3.7%
------------------------------------------------
Spain                                       2.7%
------------------------------------------------
Belgium                                     2.2%
------------------------------------------------




--------------------------------------------------------------------------------
                       RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     Annualized
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(a)  expense ratio
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,075.00        $ 6.43         1.25%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.60        $ 6.26         1.25%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,070.60        $10.32         2.01%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.83        $10.04         2.01%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,071.20        $10.32         2.01%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.83        $10.04         2.01%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,078.00        $ 4.22          .82%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.73        $ 4.11          .82%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,076.10        $ 5.77         1.12%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.24        $ 5.61         1.12%
-------------------------------------------------------------------------------------------

Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,075.80        $ 6.54         1.27%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.50        $ 6.36         1.27%
-------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: +7.50% for Class A, +7.06% for Class B, +7.12% for Class C, +7.80% for Class I, +7.61% for Class R4 and +7.58% for Class W.


--------------------------------------------------------------------------------
                       RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



BONDS (95.5%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (0.1%)
Republic of Argentina
 09-12-13                               7.00%            $748,000            $282,370
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00            2,900,000(j)           84,970
                                                                      ---------------
Total                                                                         367,340
-------------------------------------------------------------------------------------

AUSTRALIA (2.0%)
Commonwealth Bank of Australia
 (European Monetary Unit) Sr Unsub
 11-12-09                               3.38              745,000             985,844
New South Wales Treasury
 (Australian Dollar)
 05-01-12                               6.00            6,300,000           4,786,336
Queensland Treasury
 (Australian Dollar)
 07-14-09                               6.00            3,265,000           2,386,453
Telstra
 Sr Unsecured
 04-01-12                               6.38              500,000(r)          505,016
                                                                      ---------------
Total                                                                       8,663,649
-------------------------------------------------------------------------------------

AUSTRIA (1.4%)
Republic of Austria
 (European Monetary Unit)
 07-15-14                               4.30            4,295,000           5,992,410
-------------------------------------------------------------------------------------

BELGIUM (2.1%)
Fortis Bank
 (European Monetary Unit) Sr Unsecured
 05-30-14                               4.50              420,000             542,221
Kingdom of Belgium
 (European Monetary Unit)
 03-28-10                               3.00            3,965,000           5,334,491
 09-28-12                               5.00            2,185,000           3,144,639
                                                                      ---------------
Total                                                                       9,021,351
-------------------------------------------------------------------------------------

BERMUDA (0.2%)
Intelsat Subsidiary Holding
 01-15-15                               8.88               95,000(d)           94,050
Weatherford Intl
 03-01-19                               9.63              895,000(r)          965,907
                                                                      ---------------
Total                                                                       1,059,957
-------------------------------------------------------------------------------------

BRAZIL (0.9%)
Banco Nacional de Desenvolvimento Economico e Social
 Sr Unsecured
 06-16-18                               6.37              535,000(d)          514,938
Federative Republic of Brazil
 01-15-18                               8.00              299,000             322,920
Federative Republic of Brazil
 Sr Unsecured
 01-17-17                               6.00              307,000             311,452
Nota do Tesouro Nacional
 (Brazilian Real) Series F
 07-01-10                              10.00              579,000           2,731,162
                                                                      ---------------
Total                                                                       3,880,472
-------------------------------------------------------------------------------------

CANADA (4.0%)
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75              310,000             270,825
Canadian Pacific Railway
 (Canadian Dollar)
 06-15-10                               4.90              380,000(d)          323,612
EnCana
 Sr Unsecured
 11-01-11                               6.30            1,140,000           1,191,209
Govt of Canada
 (Canadian Dollar)
 06-01-18                               4.25            1,330,000           1,229,309
Nexen
 Sr Unsecured
 05-15-37                               6.40            1,970,000           1,433,374
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80            1,630,000(r)        1,275,765


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CANADA (CONT.)
Province of British Columbia
 (Canadian Dollar)
 06-18-14                               5.30%           1,640,000          $1,536,618
Province of Ontario
 (Canadian Dollar)
 03-08-14                               5.00            3,635,000           3,358,887
Province of Quebec
 (Canadian Dollar)
 12-01-17                               4.50            1,500,000           1,285,403
Royal Bank of Canada
 (European Monetary Unit) Sr Unsecured
 01-18-13                               3.25              630,000             818,567
TELUS
 Sr Unsecured
 06-01-11                               8.00              980,000           1,040,809
Thomson Reuters
 10-01-14                               5.70            2,465,000           2,425,451
 07-15-18                               6.50              150,000(r)          143,744
Toronto-Dominion Bank
 (European Monetary Unit) Sr Unsecured
 05-14-15                               5.38              600,000             820,037
Videotron
 04-15-18                               9.13              130,000             135,037
 04-15-18                               9.13               70,000(d)           72,713
                                                                      ---------------
Total                                                                      17,361,360
-------------------------------------------------------------------------------------

COLOMBIA (0.1%)
Republic of Colombia
 01-27-17                               7.38              230,000             246,100
 09-18-37                               7.38              260,000             260,650
                                                                      ---------------
Total                                                                         506,750
-------------------------------------------------------------------------------------

CZECH REPUBLIC (0.5%)
Czech Republic
 (Czech Koruna)
 10-18-10                               2.55           17,510,000             862,664
 06-16-13                               3.70           27,500,000           1,317,914
                                                                      ---------------
Total                                                                       2,180,578
-------------------------------------------------------------------------------------

DENMARK (0.9%)
Danske Bank
 (European Monetary Unit)
 03-16-10                               1.70              750,000(h)          990,659
Nykredit Realkredit
 (Danish Krone)
 04-01-28                               5.00           10,802,574           1,915,441
Nykredit Realkredit
 (European Monetary Unit)
 01-01-10                               5.00              750,000           1,011,903
                                                                      ---------------
Total                                                                       3,918,003
-------------------------------------------------------------------------------------

FRANCE (3.8%)
BNP Paribas
 (European Monetary Unit) Sr Sub Nts
 12-17-12                               5.25              555,000             754,608
Caisse Refinance Hypothe
 (European Monetary Unit)
 10-11-10                               4.38              700,000             948,226
Credit Agricole
 (European Monetary Unit) Sr Unsecured
 06-24-13                               6.00              550,000             793,573
Electricite de France
 (European Monetary Unit) Sr Unsecured
 02-05-18                               5.00              750,000             994,256
France Telecom
 (European Monetary Unit) Sr Unsecured
 02-21-17                               4.75            1,180,000           1,570,592
Govt of France
 (European Monetary Unit)
 04-25-12                               5.00            2,365,000           3,403,600
 04-25-13                               4.00            5,420,000           7,604,335
 10-25-16                               5.00               80,000             117,935
Veolia Environnement
 (European Monetary Unit)
 01-16-17                               4.38              225,000             269,188
                                                                      ---------------
Total                                                                      16,456,313
-------------------------------------------------------------------------------------

GERMANY (7.5%)
Bayerische Landesbank
 (Japanese Yen) Sr Nts
 04-22-13                               1.40          300,000,000           2,940,958
Bundesrepublik Deutschland
 (European Monetary Unit)
 07-04-10                               5.25            4,015,000           5,567,535
 07-04-27                               6.50            4,650,000           8,039,392
 07-04-28                               4.75            2,225,000           3,212,719
 07-04-34                               4.75            4,585,000           6,653,131


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GERMANY (CONT.)
Corealcredit Bank
 (European Monetary Unit) Series 501
 09-02-09                               5.00%           1,800,000(d)       $2,396,319
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit) Series G6
 01-15-10                               5.50            1,375,000           1,839,199
Rheinische Hypothekenbank
 (European Monetary Unit) Series 803
 07-05-10                               5.75            1,305,000(d)        1,796,209
                                                                      ---------------
Total                                                                      32,445,462
-------------------------------------------------------------------------------------

GREECE (1.1%)
Hellenic Republic
 (European Monetary Unit)
 08-20-12                               4.10            1,545,000           2,070,866
Hellenic Republic
 (European Monetary Unit) Sr Unsub
 10-22-22                               5.90            2,010,000           2,817,691
                                                                      ---------------
Total                                                                       4,888,557
-------------------------------------------------------------------------------------

INDONESIA (0.6%)
Govt of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       21,944,000,000           1,786,633
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88              500,000(d)          452,500
 10-12-35                               8.50              190,000(d)          173,850
                                                                      ---------------
Total                                                                       2,412,983
-------------------------------------------------------------------------------------

ITALY (3.8%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
 01-15-10                               3.00            3,140,000           4,210,454
 04-15-12                               4.00            1,970,000           2,721,026
 02-01-19                               4.25              420,000             559,586
 11-01-26                               7.25            2,536,283           4,257,240
 11-01-27                               6.50            1,025,000           1,590,973
Intesa Sanpaolo
 (European Monetary Unit) Sr Unsecured
 12-19-13                               5.38              400,000             556,453
Telecom Italia Capital
 11-15-13                               5.25           $2,870,000          $2,721,363
                                                                      ---------------
Total                                                                      16,617,095
-------------------------------------------------------------------------------------

JAPAN (11.3%)
Development Bank of Japan
 (Japanese Yen)
 06-20-12                               1.40          417,000,000           4,286,888
Govt of Japan CPI Linked
 (Japanese Yen)
 12-10-17                               1.20          429,429,000(g)        3,771,522
 03-10-18                               1.40          464,665,000(g)        4,149,180
Govt of Japan
 (Japanese Yen)
 09-20-10                               0.80          185,000,000           1,889,582
 06-20-12                               1.40          280,000,000           2,915,849
 12-20-12                               1.00          913,000,000           9,381,956
 12-20-14                               1.30          120,000,000           1,241,622
 09-20-17                               1.70          641,000,000           6,733,994
 12-20-22                               1.40          306,000,000           2,968,717
 12-20-26                               2.10          884,000,000           9,055,677
 12-20-34                               2.40          203,000,000           2,160,494
                                                                      ---------------
Total                                                                      48,555,481
-------------------------------------------------------------------------------------

JERSEY (0.3%)
ASIF III Jersey
 (Japanese Yen) Sr Secured
 10-15-09                               0.95          130,000,000           1,269,265
-------------------------------------------------------------------------------------

LUXEMBOURG (--%)
Gaz Capital
 Secured
 08-16-37                               7.29              230,000(d,r)        156,400
-------------------------------------------------------------------------------------

MALAYSIA (0.3%)
Petronas Capital
 05-22-12                               7.00            1,350,000(d)        1,470,123
-------------------------------------------------------------------------------------

MEXICO (1.3%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
 12-20-12                               9.00           24,060,000           1,890,763
 12-17-15                               8.00           41,010,000           3,073,533
Pemex Project Funding Master Trust
 03-01-18                               5.75              617,000             558,385


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEXICO (CONT.)
United Mexican States
 Sr Unsecured
 09-27-34                               6.75%            $270,000            $262,170
                                                                      ---------------
Total                                                                       5,784,851
-------------------------------------------------------------------------------------

NETHERLANDS (5.0%)
Allianz Finance II
 (European Monetary Unit)
 11-23-16                               4.00              400,000             507,092
BMW Finance
 (European Monetary Unit)
 09-19-13                               8.88              650,000             952,091
Deutsche Telekom Intl Finance
 (European Monetary Unit)
 01-19-15                               4.00            1,335,000           1,730,439
E.ON Intl Finance
 (European Monetary Unit)
 10-02-17                               5.50              535,000             737,347
Govt of Netherlands
 (European Monetary Unit)
 07-15-12                               5.00            2,880,000           4,146,175
 07-15-13                               4.25            5,545,000           7,841,057
 07-15-16                               4.00            1,500,000           2,074,150
ING Groep
 (European Monetary Unit) Sr Unsecured
 05-31-17                               4.75            1,205,000           1,425,099
Nederlandse Waterschapsbank
 (British Pound) Sr Unsub
 06-07-10                               5.38              850,000           1,301,554
Rabobank Nederland
 (European Monetary Unit) Sr Unsub
 04-04-12                               4.13              600,000             813,171
                                                                      ---------------
Total                                                                      21,528,175
-------------------------------------------------------------------------------------

NEW ZEALAND (0.6%)
Govt of New Zealand
 (New Zealand Dollar)
 04-15-13                               6.50            4,300,000           2,625,336
-------------------------------------------------------------------------------------

NORWAY (0.9%)
Govt of Norway
 (Norwegian Krone)
 05-16-11                               6.00           23,000,000           3,768,275
-------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
 01-15-16                               8.00              100,000             109,250
 01-14-31                               7.75              190,000             192,613
                                                                      ---------------
Total                                                                         301,863
-------------------------------------------------------------------------------------

POLAND (1.3%)
Govt of Poland
 (Polish Zloty)
 03-24-10                               5.75           18,330,000           5,540,314
-------------------------------------------------------------------------------------

QATAR (0.1%)
State of Qatar
 Sr Nts
 04-09-19                               6.55              550,000(d,r)        567,756
-------------------------------------------------------------------------------------

RUSSIA (--%)
Russian Federation
 03-31-30                               7.50              139,200(d)          135,024
-------------------------------------------------------------------------------------

SOUTH AFRICA (0.3%)
Republic of South Africa
 (South African Rand)
 08-31-10                              13.00            9,782,500(r)        1,251,427
-------------------------------------------------------------------------------------

SOUTH KOREA (0.4%)
Korea Development Bank
 (Japanese Yen)
 06-28-10                               0.87          200,000,000           1,933,298
-------------------------------------------------------------------------------------

SPAIN (2.6%)
AyT Cedulas Cajas Global
 (European Monetary Unit)
 06-14-18                               4.25            1,500,000           1,749,819
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
 03-25-11                               3.50            1,800,000           2,390,733
Govt of Spain
 (European Monetary Unit)
 07-30-17                               5.50            2,050,000           3,065,672
Instituto de Credito Oficial
 (European Monetary Unit)
 06-30-09                               3.50            1,400,000           1,858,194
Santander Intl Debt
 (European Monetary Unit) Bank Guaranteed
 04-11-11                               5.13            1,200,000           1,640,935


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
SPAIN (CONT.)
Telefonica Emisiones SAU
 (European Monetary Unit)
 02-02-16                               4.38%             550,000            $699,907
                                                                      ---------------
Total                                                                      11,405,260
-------------------------------------------------------------------------------------

SUPRA-NATIONAL (0.7%)
European Investment Bank
 (British Pound) Sr Unsecured
 12-07-11                               5.50            1,945,000           3,117,465
-------------------------------------------------------------------------------------

SWEDEN (0.7%)
Govt of Sweden
 (Swedish Krona)
 03-15-11                               5.25           14,300,000           1,913,740
 05-05-14                               6.75            7,570,000           1,130,321
                                                                      ---------------
Total                                                                       3,044,061
-------------------------------------------------------------------------------------

TUNISIA (0.4%)
Banque Centrale de Tunisie
 (Japanese Yen)
 08-02-10                               3.30          190,000,000           1,929,961
-------------------------------------------------------------------------------------

TURKEY (0.2%)
Republic of Turkey
 04-03-18                               6.75              204,000             196,350
 03-17-36                               6.88              540,000             464,400
                                                                      ---------------
Total                                                                         660,750
-------------------------------------------------------------------------------------

UKRAINE (--%)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75              230,000(d)          135,700
-------------------------------------------------------------------------------------

UNITED KINGDOM (4.4%)
Abbey Natl Treasury Services
 (European Monetary Unit) Bank Guaranteed
 05-27-09                               1.97              850,000(h)        1,123,260
BT Group
 Sr Unsecured
 12-15-10                               8.63              550,000             574,762
SABMiller
 01-15-14                               5.70            1,275,000(d)        1,227,457
United Kingdom Treasury
 (British Pound)
 03-07-12                               5.00              840,000           1,346,795
 09-07-14                               5.00            3,890,000           6,508,129
 03-07-18                               5.00            1,260,000           2,108,628
 03-07-25                               5.00              660,000           1,063,157
 12-07-27                               4.25            1,100,000           1,619,779
 03-07-36                               4.25              880,000           1,268,743
 12-07-38                               4.75            1,090,000           1,718,309
 12-07-49                               4.25              400,000             575,429
                                                                      ---------------
Total                                                                      19,134,448
-------------------------------------------------------------------------------------

UNITED STATES (35.3%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49              912,302(o)          894,800
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95              970,000             877,606
AT&T
 Sr Unsecured
 01-15-38                               6.30              400,000             372,356
 02-15-39                               6.55            1,485,000           1,428,150
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45            2,075,000(f)        1,599,056
Bank of America
 Sr Unsecured
 05-01-18                               5.65            1,290,000           1,050,558
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00              277,446(f)          268,960
CC Holdings GS V LLC
 Sr Secured
 05-01-17                               7.75               45,000(d,m)         45,450
 05-01-17                               7.75              775,000(d)          782,750
CenterPoint Energy Houston Electric LLC
 Series U
 03-01-14                               7.00              605,000             639,023
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75            1,230,000           1,268,228


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Chesapeake Energy
 01-15-16                               6.63%            $150,000            $133,500
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            1,700,000(f)        1,396,547
Citigroup Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-7 Cl 2A3A
 09-25-35                               5.17            3,610,054(f,i)      2,147,517
Citigroup
 (European Monetary Unit) Sr Unsecured
 08-02-19                               5.00              595,000             564,304
Citigroup
 Sr Unsecured
 05-15-18                               6.13              170,000             142,871
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                               8.88              750,000             845,231
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            1,570,000           1,559,866
Comcast
 03-15-37                               6.45              160,000             148,304
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               0.80              400,000(d,f,h)      186,019
Community Health Systems
 07-15-15                               8.88              450,000             447,750
Cott Beverages USA
 12-15-11                               8.00              271,000             200,540
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50              697,284(f)          448,888
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            1,189,586(f)        1,030,545
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30              460,000             338,103
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04              811,266(d,o)        791,343
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82              768,590(f)          734,303
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50              580,000(d)          591,600
CSX
 Sr Unsecured
 04-01-15                               6.25            1,000,000           1,000,503
Denbury Resources
 03-01-16                               9.75              310,000             314,650
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63              425,000(r)          420,750
DISH DBS
 10-01-14                               6.63              740,000             688,200
Dr Pepper Snapple Group
 05-01-18                               6.82              490,000             477,196
Duke Energy Indiana
 1st Mtge
 08-15-38                               6.35              940,000             978,010
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            1,600,000(d,o)      1,108,832
El Paso
 Sr Unsecured
 12-12-13                              12.00              555,000             599,400
Erac USA Finance
 10-15-17                               6.38            2,395,000(d)        1,755,715
Exelon
 Sr Unsecured
 06-15-10                               4.45            1,000,000             988,515
Federal Home Loan Mtge Corp #A11799
 08-01-33                               6.50              186,621(f)          199,425
Federal Home Loan Mtge Corp #A15881
 11-01-33                               5.00            1,100,358(f)        1,141,790
Federal Home Loan Mtge Corp #E91486
 09-01-17                               6.50              135,478(f)          143,059
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00              477,623(f)          496,777


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Federal Natl Mtge Assn
 10-15-14                               4.63%          $3,880,000(r)       $4,268,904
 11-15-30                               6.63            2,300,000(r)        2,900,916
Federal Natl Mtge Assn #254686
 04-01-18                               5.50              565,961(f)          592,734
Federal Natl Mtge Assn #254722
 05-01-18                               5.50              578,701(f)          606,076
Federal Natl Mtge Assn #545874
 08-01-32                               6.50              187,643(f)          202,453
Federal Natl Mtge Assn #555528
 04-01-33                               6.00              846,030(f)          892,644
Federal Natl Mtge Assn #555734
 07-01-23                               5.00              757,164(f)          783,347
Federal Natl Mtge Assn #555740
 08-01-18                               4.50            1,016,533(f)        1,054,693
Federal Natl Mtge Assn #555851
 01-01-33                               6.50              977,482(f)        1,048,518
Federal Natl Mtge Assn #575487
 04-01-17                               6.50              472,138(f)          502,908
Federal Natl Mtge Assn #621581
 12-01-31                               6.50              233,263(f)          251,478
Federal Natl Mtge Assn #633966
 03-01-17                               6.00              103,768(f)          109,506
Federal Natl Mtge Assn #634749
 03-01-17                               5.50              502,103(f)          526,869
Federal Natl Mtge Assn #640996
 05-01-32                               7.50              401,718(f)          435,424
Federal Natl Mtge Assn #643381
 06-01-17                               6.00              263,195(f)          277,747
Federal Natl Mtge Assn #645053
 05-01-32                               7.00              690,753(f)          744,741
Federal Natl Mtge Assn #646147
 06-01-32                               7.00              307,489(f)          333,539
Federal Natl Mtge Assn #652284
 08-01-32                               6.50              314,304(f)          336,753
Federal Natl Mtge Assn #653145
 07-01-17                               6.00              170,537(f)          179,248
Federal Natl Mtge Assn #653730
 09-01-32                               6.50              143,901(f)          154,930
Federal Natl Mtge Assn #655589
 08-01-32                               6.50            1,203,048(f)        1,300,109
Federal Natl Mtge Assn #666424
 08-01-32                               6.50              231,567(f)          248,106
Federal Natl Mtge Assn #670461
 11-01-32                               7.50              165,757(f)          179,665
Federal Natl Mtge Assn #677333
 01-01-33                               6.00            3,341,287(f)        3,525,381
Federal Natl Mtge Assn #688034
 03-01-33                               5.50              402,698(f)          421,039
Federal Natl Mtge Assn #688691
 03-01-33                               5.50              698,738(f)          726,974
Federal Natl Mtge Assn #711503
 06-01-33                               5.50              890,086(f)          928,946
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              618,968(f)          647,543
Federal Natl Mtge Assn #741850
 09-01-33                               5.50            1,600,437(f)        1,665,110
Federal Natl Mtge Assn #753507
 12-01-18                               5.00            1,775,662(f)        1,848,337
Federal Natl Mtge Assn #755498
 11-01-18                               5.50              832,230(f)          872,973
Federal Natl Mtge Assn #756236
 01-01-34                               6.00            3,286,508(f,k)      3,498,173
Federal Natl Mtge Assn #756788
 11-01-33                               6.50              214,812(f)          228,812
Federal Natl Mtge Assn #845229
 11-01-35                               5.50            1,430,424(f)        1,485,768
Federal Natl Mtge Assn #928019
 01-01-37                               5.50            1,853,048(f,k)      1,922,428
Forest Oil
 Sr Nts
 02-15-14                               8.50              320,000(d)          310,400
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38              435,000             426,300
Frontier Communications
 Sr Unsecured
 05-01-14                               8.25              400,000             393,000
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25              450,000(d,f)        432,781
General Electric Capital
 (New Zealand Dollar) Sr Unsecured
 02-04-10                               6.63            3,450,000           1,962,156


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
General Electric Capital
 Sr Unsecured
 01-10-39                               6.88%            $615,000            $481,876
Genworth Financial Assurance Holdings
 (Japanese Yen) Sr Unsecured
 06-20-11                               1.60          198,000,000             713,512
Georgia-Pacific LLC
 05-01-16                               8.25              285,000(d)          285,000
Goldman Sachs Group
 (European Monetary Unit) Sr Unsecured
 05-02-18                               6.38              350,000             433,326
Goldman Sachs Group
 Sr Unsecured
 02-15-19                               7.50              530,000             546,751
Govt Natl Mtge Assn #604708
 10-15-33                               5.50              839,140(f)          875,834
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                             626.02              372,156(e,f)          4,285
Greenwich Capital Commercial Funding
 Series 2003-C1 Cl A3
 07-05-35                               3.86              725,000(f)          686,140
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              500,000(f)          471,470
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               1.34            1,250,000(d,f,h)      790,865
GS Mtge Securities II
 Series 2007-GG10 Cl
 08-10-45                               5.99              775,000(f)          105,897
GSR Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-10F Cl 6A1
 09-25-34                               5.00            3,924,863(f)        3,330,003
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-1 Cl A4
 04-19-34                               4.78            2,098,164(f,i)      1,765,424
HCA
 Sr Secured
 02-15-17                               9.88              675,000(d,r)        691,031
Indiana Michigan Power
 Sr Nts
 03-15-19                               7.00              800,000             804,173
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05              850,000             685,703
INVISTA
 Sr Unsecured
 05-01-12                               9.25              500,000(d)          453,750
Jarden
 Sr Unsecured
 05-01-16                               8.00               80,000(m)           78,000
 05-01-16                               8.00              220,000             214,500
JPMorgan Chase & Co
 Sr Unsecured
 01-15-18                               6.00              720,000             700,008
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13              210,336(f)          200,678
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              146,648(f)          137,738
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            1,200,000(f)        1,092,078
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            2,425,000(f)        1,446,008
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.40              675,000(d,f)         41,425
Lamar Media
 08-15-15                               6.63              560,000             439,600
Lamar Media
 Sr Nts
 04-01-14                               9.75              255,000(d)          254,363
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97              750,000(f)          693,926


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               6.05%            $750,000(f)         $689,826
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37              800,000(f)          635,296
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88            1,320,000(b,p)        196,350
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70              395,000             331,804
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            1,500,000           1,029,825
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13              915,000(d)          872,089
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              261,271(f)          259,008
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59              750,000(f)          709,483
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.97              575,000(f)          544,360
Morgan Stanley
 (European Monetary Unit) Sr Unsecured
 10-02-17                               5.50              625,000             656,999
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63              205,000             195,090
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            2,400,000(e)          399,000
NewPage
 Sr Secured
 05-01-12                              10.00              380,000             178,600
News America
 11-15-37                               6.65              430,000             341,310
Nextel Communications
 Series D
 08-01-15                               7.38              785,000             560,294
Nielsen Finance LLC
 08-01-14                              10.00              200,000             188,000
NiSource Finance
 01-15-19                               6.80              700,000             607,063
Northern States Power
 1st Mtge Series B
 08-28-12                               8.00              515,000             576,849
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95            1,085,000             999,378
NRG Energy
 02-01-16                               7.38              875,000             842,188
Omnicare
 12-15-13                               6.75              305,000             288,988
 12-15-15                               6.88               60,000              56,250
PacifiCorp
 1st Mtge
 07-15-38                               6.35              750,000             769,869
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50              480,000(d)          482,400
Potomac Electric Power
 1st Mtge
 12-15-38                               7.90              460,000             537,125
PPL Electric Utilities
 1st Mtge
 11-30-13                               7.13            2,850,000           3,168,786
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40            1,310,000(d)        1,196,251
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30            1,370,000           1,266,373
Quicksilver Resources
 08-01-15                               8.25              870,000             691,650
Qwest
 Sr Unsecured
 10-01-14                               7.50              175,000             168,875


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57%            $505,418            $481,210
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            2,940,000           2,214,088
SandRidge Energy
 06-01-18                               8.00              370,000(d)          321,900
Select Medical
 02-01-15                               7.63              290,000             220,400
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25               95,000              66,975
Sierra Pacific Power
 Series M
 05-15-16                               6.00            2,935,000           2,817,452
Southern California Gas
 1st Mtge
 03-15-14                               5.50              845,000             916,326
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90              790,000(d,r)        718,902
Starwood Hotels & Resorts Worldwide
 Sr Unsecured
 10-15-14                               7.88              300,000(m)          288,855
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50            1,320,190(f)        1,206,221
Toledo Edison
 Sr Unsecured
 05-15-37                               6.15              450,000             363,834
Toyota Motor Credit
 (European Monetary Unit)
 02-12-10                               4.00              150,000             199,877
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40            3,590,000           3,516,405
U.S. Treasury
 04-15-12                               1.38              600,000(r)          600,186
 04-30-14                               1.88            4,335,000           4,305,522
 02-15-15                               4.00            1,600,000           1,750,374
 02-15-19                               2.75            2,320,000(r)        2,247,129
 05-15-38                               4.50            2,385,000           2,566,484
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00            5,677,849(g)        5,785,267
 01-15-15                               1.63              538,879(g)          536,276
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            2,380,000           2,480,147
Visant
 10-01-12                               7.63               55,000(r)           53,350
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
 11-15-35                               3.89              777,247(f)          776,163
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09              800,000(f)          683,630
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58              500,000(f)          469,337
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73              900,000(f)          814,743
Waste Management
 03-11-19                               7.38              275,000             278,877
Wells Fargo & Co
 (European Monetary Unit) Sr Unsecured
 11-03-16                               4.13              200,000             216,387
Wells Fargo & Co
 Sr Unsecured
 12-11-17                               5.63              720,000             671,268
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50            4,185,535(f)        3,426,579
West Corp
 10-15-14                               9.50               72,000              62,460
Windstream
 08-01-16                               8.63              215,000             213,925
 03-15-19                               7.00               40,000              37,600


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
XTO Energy
 Sr Unsecured
 01-31-15                               5.00%            $720,000            $701,266
 06-30-15                               5.30            1,880,000           1,821,756
                                                                      ---------------
Total                                                                     152,168,333
-------------------------------------------------------------------------------------

URUGUAY (0.1%)
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63              275,000             235,125
-------------------------------------------------------------------------------------

VENEZUELA (0.2%)
Petroleos de Venezuela
 04-12-17                               5.25              770,000             349,195
Republic of Venezuela
 02-26-16                               5.75              290,000             165,300
 05-07-23                               9.00              346,000             200,680
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              160,000             111,360
                                                                      ---------------
Total                                                                         826,535
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $432,803,309)                                                     $413,317,506
-------------------------------------------------------------------------------------



SENIOR LOANS (0.4%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
UNITED STATES
Charter Communications Operating LLC
 Incremental Term Loan
 03-05-14                          5.23-6.25%          $1,224,206          $1,036,205
Fairpoint Communications
 Tranche B Term Loan
 TBD                                     TBD            1,160,000(m,n)        584,350
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $1,767,826)                                                         $1,620,555
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%               4,098,747(q)         $4,098,747
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,098,747)                                                         $4,098,747
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (3.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     14,268,837           $14,268,837
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $14,268,837)                                                       $14,268,837
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $452,938,719)(s)                                                  $433,305,645
=====================================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2009



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
Euro-Bobl, 5-year                 12         $1,841,783    June 2009         $(12,883)
Euro-Bund, 10-year                64         10,377,591    June 2009          (88,723)
Japanese Govt Bond, 10-            6          8,336,190    June 2009         (117,267)
  year
United Kingdom Long GILT,         13          2,319,529    June 2009          (17,643)
  10-year
U.S. Long Bond, 20-year           41          5,025,063    June 2009         (136,978)
U.S. Treasury Note, 2-            46         10,007,157    July 2009           15,000
  year
U.S. Treasury Note, 5-           (95)       (11,128,360)   July 2009           99,286
  year
U.S. Treasury Note, 10-           (4)          (483,750)   June 2009           10,556
  year
-------------------------------------------------------------------------------------
Total                                                                       $(248,652)
-------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009



                       CURRENCY TO BE          CURRENCY TO BE        UNREALIZED     UNREALIZED
EXCHANGE DATE             DELIVERED               RECEIVED          APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------
May 5, 2009                       238,711                  42,478           $58            $--
                             Danish Krone             U.S. Dollar
-----------------------------------------------------------------------------------------------
May 5, 2009                       139,750                  79,434           461             --
                       New Zealand Dollar             U.S. Dollar
-----------------------------------------------------------------------------------------------
May 6, 2009                    44,700,000               2,272,612        57,995             --
                             Czech Koruna             U.S. Dollar
-----------------------------------------------------------------------------------------------
May 7, 2009                     4,200,000                  42,674            77             --
                             Japanese Yen             U.S. Dollar
-----------------------------------------------------------------------------------------------
May 14, 2009                   12,630,000               3,779,966            --         (1,715)
                             Polish Zloty             U.S. Dollar
-----------------------------------------------------------------------------------------------
May 15, 2009                      527,000                 698,470         1,073             --
                   European Monetary Unit             U.S. Dollar
-----------------------------------------------------------------------------------------------
May 18, 2009                   27,470,000               2,085,627        98,164             --
                             Mexican Peso             U.S. Dollar
-----------------------------------------------------------------------------------------------
May 19, 2009                    1,817,737               2,230,000        51,950             --
                              U.S. Dollar         Canadian Dollar
-----------------------------------------------------------------------------------------------
May 22, 2009                    1,470,000               1,000,000         9,613
                              U.S. Dollar           British Pound
-----------------------------------------------------------------------------------------------
May 28, 2009                   23,953,242           2,364,185,000        30,949             --
                              U.S. Dollar            Japanese Yen
-----------------------------------------------------------------------------------------------
May 29, 2009                    2,324,655               3,500,000        39,512             --
                              U.S. Dollar        Singapore Dollar
-----------------------------------------------------------------------------------------------
June 2, 2009                   10,710,000               1,606,797            --        (23,079)
                          Norwegian Krone             U.S. Dollar
-----------------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009
(CONTINUED)



                       CURRENCY TO BE          CURRENCY TO BE        UNREALIZED     UNREALIZED
EXCHANGE DATE             DELIVERED               RECEIVED          APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------
June 2, 2009                    1,606,797               1,222,393       $10,808            $--
                              U.S. Dollar  European Monetary Unit
-----------------------------------------------------------------------------------------------
Total                                                                  $300,660       $(24,794)
-----------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $21,629,517 or 5.0% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at April 30, 2009.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2009.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on April 30, 2009.


--------------------------------------------------------------------------------
22  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(j) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(k) At April 30, 2009, investments in securities included securities valued at $1,050,861 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) At April 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,032,284. See Note 1 to the financial statements.

(n) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     FSA    --   Financial Security Assurance
     MBIA   --   MBIA Insurance Corporation


(p)  This position is in bankruptcy.

(q) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(r) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(s) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $452,939,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $13,736,000
     Unrealized depreciation                         (33,369,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(19,633,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities
     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                       FAIR VALUE AT APRIL 30, 2009
                        ----------------------------------------------------------
                             LEVEL 1         LEVEL 2
                          QUOTED PRICES       OTHER        LEVEL 3
                            IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $39,832,131    $387,645,133   $5,828,381   $433,305,645
Other financial
  instruments*                (248,652)        275,866           --         27,214
----------------------------------------------------------------------------------
Total                      $39,583,479    $387,920,999   $5,828,381   $433,332,859
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                         INVESTMENTS IN  OTHER FINANCIAL
                                           SECURITIES      INSTRUMENTS
------------------------------------------------------------------------
Balance as of Oct. 31, 2008                $4,636,313        $28,672
  Accrued discounts/premiums                   12,538             --
  Realized gain (loss)                        (64,190)             *
  Change in unrealized appreciation
    (depreciation)                           (122,578)       (28,672)
  Net purchases (sales)                    (1,535,818)            --
  Transfers in and/or out of Level 3        2,902,116             --
------------------------------------------------------------------------
Balance as of April 30, 2009               $5,828,381            $--
------------------------------------------------------------------------


* The realized gain (loss) earned during the period from Nov. 1, 2008 to April 30, 2009 for Other financial instruments was $14,423,970.



--------------------------------------------------------------------------------
24  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  25

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $434,571,135)             $414,938,061
  Affiliated money market fund (identified cost $4,098,747)           4,098,747
  Investments of cash collateral received for securities on loan
    (identified cost $14,268,837)                                    14,268,837
-------------------------------------------------------------------------------
Total investments in securities (identified cost $452,938,719)      433,305,645
Cash                                                                    118,757
Foreign currency holdings (identified cost $8,060,233)                8,180,316
Capital shares receivable                                               260,036
Dividends and accrued interest receivable                             6,488,564
Receivable for investment securities sold                               806,360
Unrealized appreciation on forward foreign currency contracts           300,660
-------------------------------------------------------------------------------
Total assets                                                        449,460,338
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  854,405
Payable for investment securities purchased                           1,428,480
Payable upon return of securities loaned                             14,268,837
Variation margin payable on futures contracts                            78,034
Unrealized depreciation on forward foreign currency contracts            24,794
Accrued investment management services fees                               8,431
Accrued distribution fees                                                 2,878
Accrued transfer agency fees                                              2,114
Accrued administrative services fees                                        951
Accrued plan administration services fees                                     1
Other accrued expenses                                                  134,356
-------------------------------------------------------------------------------
Total liabilities                                                    16,803,281
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $432,657,057
-------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- $.01 par value                                    $    691,808
Additional paid-in capital                                          480,120,112
Excess of distributions over net investment income                   (8,178,579)
Accumulated net realized gain (loss)                                (20,438,223)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (19,538,061)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $432,657,057
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 22,659,223
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
26  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $225,559,084           36,079,192                       $6.25(1)
Class B                     $ 36,750,784            5,822,253                       $6.31
Class C                     $  4,140,182              661,354                       $6.26
Class I                     $136,444,964           21,854,224                       $6.24
Class R4                    $    128,056               20,475                       $6.25
Class W                     $ 29,633,987            4,743,340                       $6.25
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $6.56. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  27

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $ 10,825,377
Income distributions from affiliated money market fund                   15,090
Fee income from securities lending                                       24,978
-------------------------------------------------------------------------------
Total income                                                         10,865,445
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,804,633
Distribution fees
  Class A                                                               294,818
  Class B                                                               199,025
  Class C                                                                21,156
  Class W                                                                75,397
Transfer agency fees
  Class A                                                               309,392
  Class B                                                                55,315
  Class C                                                                 5,697
  Class R4                                                                   30
  Class W                                                                60,318
Administrative services fees                                            203,750
Plan administration services fees -- Class R4                               153
Compensation of board members                                             8,709
Custodian fees                                                          116,450
Printing and postage                                                     38,250
Registration fees                                                        29,753
Professional fees                                                        20,065
Other                                                                     8,959
-------------------------------------------------------------------------------
Total expenses                                                        3,251,870
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (241,551)
-------------------------------------------------------------------------------
Total net expenses                                                    3,010,319
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       7,855,126
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (11,839,696)
  Foreign currency transactions                                       1,559,264
  Futures contracts                                                      (5,591)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (10,286,023)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 44,024,762
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                33,738,739
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 41,593,865
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $   7,855,126  $  24,285,681
Net realized gain (loss) on investments                                 (10,286,023)     9,721,813
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     44,024,762   (100,650,487)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          41,593,865    (66,642,993)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (14,451,166)    (8,771,172)
    Class B                                                              (2,363,546)    (1,230,738)
    Class C                                                                (247,912)       (86,601)
    Class I                                                             (12,198,283)    (7,773,703)
    Class R4                                                                 (7,374)        (4,806)
    Class W                                                              (5,231,186)    (4,581,936)
--------------------------------------------------------------------------------------------------
Total distributions                                                     (34,499,467)   (22,448,956)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      $  11,159,821  $ 103,694,288
  Class B shares                                                          2,189,396     26,745,270
  Class C shares                                                            386,292      4,044,562
  Class I shares                                                          8,769,890    171,903,867
  Class R4 shares                                                             7,520         95,770
  Class W shares                                                          5,097,598    259,629,317
Reinvestment of distributions at net asset value
  Class A shares                                                         13,585,257      8,236,440
  Class B shares                                                          2,243,075      1,157,449
  Class C shares                                                            228,357         78,743
  Class I shares                                                         12,197,728      7,773,342
  Class R4 shares                                                             7,374          4,806
  Class W shares                                                          5,230,912      4,581,771
Payments for redemptions
  Class A shares                                                        (50,968,379)   (90,849,153)
  Class B shares                                                        (10,495,046)   (27,193,143)
  Class C shares                                                           (818,379)    (1,808,860)
  Class I shares                                                        (92,633,872)  (106,857,080)
  Class R4 shares                                                            (7,000)       (79,105)
  Class W shares                                                       (117,133,788)  (155,446,712)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (210,953,244)   205,711,572
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (203,858,846)   116,619,623
Net assets at beginning of period                                       636,515,903    519,896,280
--------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 432,657,057  $ 636,515,903
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                              $  (8,178,579) $  18,465,762
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.16        $6.89        $6.60        $6.59        $7.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .22(b)       .20(b)       .19          .16
Net gains (losses) (both realized and
 unrealized)                                           .38         (.73)         .35          .14         (.23)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .47         (.51)         .55          .33         (.07)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.38)        (.22)        (.26)        (.32)        (.36)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.25        $6.16        $6.89        $6.60        $6.59
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $226         $249         $259         $276         $353
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.39%(e)     1.32%        1.37%        1.39%        1.37%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.25%(e)     1.25%        1.25%        1.25%        1.35%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.99%(e)     3.26%        3.08%        2.77%        2.42%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          75%          77%          68%          73%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                      7.50%(i)    (7.66%)       8.63%        5.17%       (1.18%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.23        $6.96        $6.67        $6.59        $7.02
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .17(b)       .15(b)       .13          .10
Net gains (losses) (both realized and
 unrealized)                                           .38         (.73)         .35          .16         (.23)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .45         (.56)         .50          .29         (.13)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.37)        (.17)        (.21)        (.21)        (.30)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.31        $6.23        $6.96        $6.67        $6.59
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $37          $42          $47          $63         $111
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.15%(e)     2.09%        2.13%        2.16%        2.13%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.01%(e)     2.01%        2.01%        2.02%        2.12%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.22%(e)     2.49%        2.30%        1.98%        1.65%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          75%          77%          68%          73%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                      7.06%(i)    (8.28%)       7.68%        4.45%       (1.98%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.18        $6.91        $6.62        $6.57        $6.99
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .07(b)       .17(b)       .15(b)       .14          .11
Net gains (losses) (both realized and
 unrealized)                                           .38         (.73)         .35          .13         (.22)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .45         (.56)         .50          .27         (.11)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.37)        (.17)        (.21)        (.22)        (.31)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.26        $6.18        $6.91        $6.62        $6.57
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $4           $3           $3           $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.14%(e)     2.08%        2.13%        2.16%        2.14%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.01%(e)     2.01%        2.01%        2.02%        2.12%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.23%(e)     2.51%        2.32%        2.00%        1.65%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          75%          77%          68%          73%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                      7.12%(i)    (8.27%)       7.75%        4.25%       (1.83%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.14        $6.87        $6.59        $6.61        $7.03
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .10(b)       .25(b)       .23(b)       .21          .19
Net gains (losses) (both realized and
 unrealized)                                           .38         (.73)         .34          .14         (.22)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .48         (.48)         .57          .35         (.03)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.38)        (.25)        (.29)        (.37)        (.39)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.24        $6.14        $6.87        $6.59        $6.61
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $136         $206         $157         $145          $89
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .87%(e)      .85%         .87%         .88%         .91%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .82%(e)      .82%         .87%         .88%         .91%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.42%(e)     3.68%        3.47%        3.18%        2.87%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          75%          77%          68%          73%
--------------------------------------------------------------------------------------------------------------
Total return                                         7.80%(h)    (7.30%)       8.91%        5.52%        (.56%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $6.16        $6.89        $6.60        $6.61        $7.04
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .10(b)       .25(b)       .22(b)       .20          .16
Net gains (losses) (both realized and
 unrealized)                                           .37         (.72)         .35          .13         (.22)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .47         (.47)         .57          .33         (.06)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.38)        (.26)        (.28)        (.34)        (.37)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.25        $6.16        $6.89        $6.60        $6.61
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.17%(e)     1.14%        1.17%        1.20%        1.20%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .99%(e)      .87%        1.08%        1.08%        1.18%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.25%(e)     3.64%        3.27%        2.95%        2.60%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          75%          77%          68%          73%
--------------------------------------------------------------------------------------------------------------
Total return                                         7.61%(h)    (7.19%)       8.84%        5.29%       (1.00%)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $6.15        $6.88        $6.79
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .09          .22          .20
Net gains (losses) (both realized and
 unrealized)                                           .38         (.73)         .17
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .47         (.51)         .37
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.37)        (.22)        (.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.25        $6.15        $6.88
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $30         $135          $54
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.31%(f)     1.30%        1.35%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.27%(f)     1.27%        1.26%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.99%(f)     3.27%        3.34%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          75%          77%
--------------------------------------------------------------------------------------------------------------
Total return                                         7.58%(i)    (7.62%)       5.71%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Global Bond Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in debt obligations of U.S. and foreign issuers.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares. At April 30, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 32% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the

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38  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At April 30, 2009, the Fund has outstanding when-issued securities of $411,684 and other forward-commitments of $620,600.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the six months ended April 30, 2009.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the year then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of

--------------------------------------------------------------------------------
40  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings consisted of multiple denominations, primarily British pounds.

The Fund may enter into forward foreign currency contracts to produce incremental earnings, for operational purposes, or to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

CMBS TOTAL RETURN SWAP TRANSACTIONS
The Fund may enter into swap agreements to earn the total return on a specified security or index of fixed income securities. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. Under the terms of the swaps, the Fund either receives or pays the total return on a reference security or index applied to a notional principal amount. In return, the Fund agrees to pay or receive from the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk that the counterparty will default on its obligation to pay net amounts due to the Fund. At April 30, 2009, the Fund had no outstanding CMBS total return swap contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires

--------------------------------------------------------------------------------
42  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.72% to 0.52% annually as the Fund's assets increase. The management fee for the six months ended April 30, 2009 was 0.70% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, other expenses paid to this company were $2,991.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


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44  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

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DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $1,204,000 and $36,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $70,131 for Class A, $15,648 for Class B and $319 for Class C for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  1.25%
Class B.............................................  2.01
Class C.............................................  2.01
Class I.............................................  0.82
Class R4............................................  0.99
Class W.............................................  1.27


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $96,638
Class B...........................................   17,272
Class C...........................................    1,733


The waived/reimbursed fees and expenses for plan administration services fees at the class level were as follows:

Class R4............................................  $77




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                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The management fees waived/reimbursed at the Fund level were $125,831.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.25%
Class B.............................................  2.01
Class C.............................................  2.01
Class I.............................................  0.82
Class R4............................................  1.12
Class W.............................................  1.27


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Nov. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $13,048 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $113,909,635 and $351,806,217, respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.


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46  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED APRIL 30, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 1,808,766    2,146,170     (8,270,357)      (4,315,421)
Class B                   351,382      349,934     (1,689,487)        (988,171)
Class C                    62,531       35,905       (132,370)         (33,934)
Class I                 1,418,299    1,933,079    (14,994,823)     (11,643,445)
Class R4                    1,221        1,165         (1,140)           1,246
Class W                   829,086      826,368    (18,900,654)     (17,245,200)
----------------------------------------------------------------------------------



                                         YEAR ENDED OCT. 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                14,979,267    1,211,499    (13,367,693)       2,823,073
Class B                 3,822,733      168,457     (3,926,341)          64,849
Class C                   583,922       11,530       (267,833)         327,619
Class I                25,302,709    1,145,677    (15,862,285)      10,586,101
Class R4                   13,757          706        (11,545)           2,918
Class W                37,609,351      674,090    (24,172,875)      14,110,566
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments, and any uninvested cash collateral balance, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2009, securities valued at $22,659,223 were on loan, secured by

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



U.S. government securities valued at $8,873,321 and by cash collateral of $14,268,837 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $24,978 earned from securities lending from Dec. 1, 2008 through April 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $105,298,465 and $108,122,821, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a

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48  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $6,492,562 at Oct. 31, 2008, that if not offset by capital gains will expire as follows:

   2010         2014         2016
$3,665,053    $498,771    $2,328,738


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual

--------------------------------------------------------------------------------
50  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
52  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered RiverSource Investments' ability to

--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  53

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to the Fund by RiverSource Investments to fees charged to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio

--------------------------------------------------------------------------------
54  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
                      RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT  55

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
56  RIVERSOURCE GLOBAL BOND FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE GLOBAL BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6339 Y (6/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
GLOBAL TECHNOLOGY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


RIVERSOURCE GLOBAL TECHNOLOGY FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   12

Statement of Operations............   13

Statements of Changes in Net
  Assets...........................   14

Financial Highlights...............   15

Notes to Financial Statements......   20

Approval of Investment Management
  Services Agreement...............   34

Proxy Voting.......................   37




--------------------------------------------------------------------------------
                 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Global Technology Fund (the Fund) Class A shares rose 6.59%
  (excluding sales charge) for the six months ended April 30, 2009.

> The Fund outperformed its benchmark, the unmanaged Morgan Stanley Capital
  International (MSCI) World Index, which declined 5.09% during the same six month period.

> The Fund also outperformed the unmanaged Morgan Stanley Capital International
  (MSCI) World Information Technology (IT) Index, which returned 5.01% for the same period.

> The Fund underperformed the unmanaged S&P North American Technology Sector
  Index(TM) (S&P NATS Index), which returned 7.36%, during the same six month period.

> The Fund also underperformed its peer group, represented by the Lipper Global
  Science and Technology Funds Index, which returned 12.04% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                6 months*   1 year  3 years  5 years  10 years
------------------------------------------------------------------------------
RiverSource Global
  Technology Fund Class A
  (excluding sales charge)        +6.59%   -30.20%   -8.58%   +0.57%   -3.44%
------------------------------------------------------------------------------
MSCI World Index(1)
  (unmanaged)                     -5.09%   -38.91%  -11.04%   -0.49%   -1.12%
------------------------------------------------------------------------------
MSCI World IT Index(2)
  (unmanaged)                     +5.01%   -31.01%   -9.18%   -2.55%   -6.17%
------------------------------------------------------------------------------
S&P NATS Index(3) (unmanaged)     +7.36%   -26.23%   -6.11%   -0.66%   -4.84%
------------------------------------------------------------------------------
Lipper Global Science and
  Technology Funds Index(4)      +12.04%   -28.98%   -9.30%   -0.77%      N/A
------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your

--------------------------------------------------------------------------------
2  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) World Index, an unmanaged index, is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Morgan Stanley Capital International (MSCI) World Information Technology
    (IT) Index, an unmanaged index, is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market. The index reflects reinvestment of all distributions and changes in market prices.
(3) The S&P North American Technology Sector Index(TM) (S&P NATS Index), formerly known as the S&P GSTI Composite Index, an unmanaged index, is a market capitalization-weighted index of approximately 200 stocks designed to measure the performance of companies in the technology sector. The index reflects reinvestment of all distributions and changes in market prices.
(4) The Lipper Global Science and Technology Funds Index includes the 10 largest global science and technology funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

The Fund's investment manager recommended to the Fund that the Fund change its comparative index from the S&P North American Technology Sector Index(TM) (S&P NATS Index) to the MSCI World Index. The investment manager made this recommendation because the new index more closely aligns to the Fund's investment strategy. Based on this recommendation, on Nov. 17, 2008, the S&P NATS Index was replaced with the MSCI World Index, which will be used as the Fund's primary benchmark going forward. Information on both indexes will be included for a one year transition period. In the future, however, only the MSCI World Index will be included.


--------------------------------------------------------------------------------
                 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  11/13/96)                 +6.59%   -30.20%   -8.58%   +0.57%   -3.44%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  11/13/96)                 +5.59%   -30.73%   -9.24%   -0.26%   -4.20%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +6.29%   -30.28%   -9.19%   -0.13%     N/A      -12.70%
-------------------------------------------------------------------------------------
Class I (inception
  7/15/04)                  +6.98%   -29.50%   -7.96%     N/A      N/A       +1.67%
-------------------------------------------------------------------------------------
Class R4 (inception
  11/13/96)                 +7.06%   -29.46%   -8.04%   +1.02%   -3.23%        N/A
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/13/96)                 +0.57%   -34.32%  -10.35%   -0.66%   -3.93%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  11/13/96)                 +0.59%   -34.20%  -10.47%   -0.66%   -4.20%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +5.29%   -30.97%   -9.19%   -0.13%     N/A      -12.70%
-------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  11/13/96)                -21.57%   -32.49%  -11.39%   -3.17%   -4.67%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  11/13/96)                -21.84%   -33.00%  -12.06%   -3.91%   -5.40%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -21.84%   -33.00%  -12.21%   -4.02%     N/A      -13.91%
-------------------------------------------------------------------------------------
Class I (inception
  7/15/04)                 -20.95%   -31.69%  -10.69%     N/A      N/A       -0.50%
-------------------------------------------------------------------------------------
Class R4 (inception
  11/13/96)                -21.26%   -32.08%  -11.10%   -2.92%   -4.49%        N/A
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/13/96)                -25.93%   -36.26%  -13.12%   -4.27%   -5.15%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  11/13/96)                -25.75%   -36.35%  -13.25%   -4.30%   -5.40%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -22.62%   -33.67%  -12.21%   -4.02%     N/A      -13.91%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third*** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

  *Not annualized.
 **For classes with less than 10 years performance.
***For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
4  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                    X     LARGE
                    X     MEDIUM   SIZE
                    X     SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                     Total fund expenses
----------------------------------------
Class A                     1.45%
----------------------------------------
Class B                     2.22%
----------------------------------------
Class C                     2.21%
----------------------------------------
Class I                     0.81%
----------------------------------------
Class R4                    1.12%
----------------------------------------



* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

The RiverSource Global Technology Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives. See the Fund's prospectus for specific risks associated with the Fund.


--------------------------------------------------------------------------------
                 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Health Care                                 0.2%
------------------------------------------------
Information Technology                     87.8%
------------------------------------------------
Telecommunication Services                  1.0%
------------------------------------------------
Other(2)                                   11.0%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Check Point Software Technologies           4.2%
------------------------------------------------
Amdocs                                      4.1%
------------------------------------------------
McAfee                                      4.1%
------------------------------------------------
Symantec                                    4.0%
------------------------------------------------
QUALCOMM                                    3.9%
------------------------------------------------
Synopsys                                    3.8%
------------------------------------------------
Cisco Systems                               3.7%
------------------------------------------------
Apple                                       3.6%
------------------------------------------------
Hewlett-Packard                             3.5%
------------------------------------------------
NetApp                                      3.1%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,065.90        $10.09         1.97%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.03        $ 9.84         1.97%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,055.90        $14.02         2.75%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,011.16        $13.71         2.75%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,062.90        $13.96         2.73%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,011.26        $13.61         2.73%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,069.80        $ 5.49         1.07%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.49        $ 5.36         1.07%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,070.60        $ 7.03         1.37%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.00        $ 6.85         1.37%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: +6.59% for Class A, +5.59% for Class B, +6.29% for Class C, +6.98% for Class I and +7.06% for Class R4.


--------------------------------------------------------------------------------
8  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




COMMON STOCKS (91.2%)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (13.3%)
Cisco Systems                                           242,002(b,e)       $4,675,479
NICE Systems ADR                                         76,300(b,c,e)      1,954,043
QUALCOMM                                                116,273             4,920,673
Riverbed Technology                                      92,500(b,e)        1,694,600
Tandberg                                                 60,600(c)            864,949
                                                                      ---------------
Total                                                                      14,109,744
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (20.5%)
Acer                                                     25,000(c)             47,866
Apple                                                    35,703(b,e)        4,492,509
Electronics for Imaging                                  78,600(b)            771,852
EMC                                                     294,100(b,e)        3,685,073
Hewlett-Packard                                         123,141(e)          4,430,613
HTC                                                     167,000(c)          2,262,969
IBM                                                      15,641(e)          1,614,308
NetApp                                                  209,300(b,e)        3,830,190
Toshiba                                                 177,000(c)            603,170
                                                                      ---------------
Total                                                                      21,738,550
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Koninklijke (Royal) KPN                                  64,437(c)            776,748
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.8%)
Hirose Electric                                           6,600(c)            684,774
Ibiden                                                   16,100(c,e)          467,003
LG Display                                               32,890(c)            803,071
Murata Mfg                                               15,100(c)            607,988
Nidec                                                    11,400(c)            625,503
Tripod Technology                                       194,000(c)            319,803
Unimicron Technology                                    827,000(c)            559,071
                                                                      ---------------
Total                                                                       4,067,213
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (6.7%)
GigaMedia                                                49,300(b,c)          327,845
Google Cl A                                               2,000(b,e)          791,940
Open Text                                               114,200(b,c)        3,749,186
SonicWALL                                               242,000(b)          1,314,060
Yahoo!                                                   64,900(b)            927,421
                                                                      ---------------
Total                                                                       7,110,452
-------------------------------------------------------------------------------------

IT SERVICES (0.8%)
Fiserv                                                   22,400(b)            835,968
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
PerkinElmer                                              17,500               254,975
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
Marvell Technology Group                                229,624(b,c,e)      2,521,271
Maxim Integrated Products                               145,000             1,964,750
Taiwan Semiconductor Mfg                                522,000(c)            871,553
                                                                      ---------------
Total                                                                       5,357,574
-------------------------------------------------------------------------------------

SOFTWARE (39.8%)
Activision Blizzard                                     200,600(b,e)        2,160,462
Amdocs                                                  247,400(b,c,e)      5,178,082
Aspen Technology                                        148,800(b)          1,168,080
BMC Software                                             63,800(b)          2,211,946
Cadence Design Systems                                  235,200(b)          1,312,416
Check Point Software Technologies                       226,100(b,c,e)      5,238,737
Magma Design Automation                                 134,600(b,e)          239,588
McAfee                                                  135,517(b,e)        5,087,307
Mentor Graphics                                         195,900(b)          1,316,448
Micro Focus Intl                                        312,519(c)          1,474,947
Microsoft                                               127,254             2,578,166
Parametric Technology                                   200,800(b,e)        2,238,920
Perfect World ADR                                        24,100(b,c,e)        437,656
Symantec                                                290,226(b,e)        5,006,399
Synopsys                                                220,000(b,e)        4,791,600
Ubisoft Entertainment                                    41,653(b,c,e)        821,309
VanceInfo Technologies ADR                              116,300(b,c)          925,748
                                                                      ---------------
Total                                                                      42,187,811
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Vodafone Group                                          169,081(c)            311,940
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $84,920,002)                                                       $96,750,975
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MONEY MARKET FUND (11.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%              11,901,585(d)        $11,901,585
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,901,585)                                                       $11,901,585
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (15.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     16,154,555           $16,154,555
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $16,154,555)                                                       $16,154,555
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $112,976,142)(f)                                                  $124,807,115
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 30.6% of net assets.

(d) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(e) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(f) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $112,976,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $13,748,000
     Unrealized depreciation                          (1,917,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $11,831,000
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
10  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $124,807,115        $--           $--      $124,807,115





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  11

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $84,920,002)              $  96,750,975
  Affiliated money market fund (identified cost $11,901,585)          11,901,585
  Investments of cash collateral received for securities on loan
    (identified cost $16,154,555)                                     16,154,555
--------------------------------------------------------------------------------
Total investments in securities (identified cost $112,976,142)       124,807,115
Foreign currency holdings (identified cost $179,611)                     179,611
Capital shares receivable                                                254,570
Dividends and accrued interest receivable                                 23,788
Receivable for investment securities sold                              1,930,188
--------------------------------------------------------------------------------
Total assets                                                         127,195,272
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                    68,343
Payable for investment securities purchased                            4,821,703
Payable upon return of securities loaned                              16,154,555
Accrued investment management services fees                                2,068
Accrued distribution fees                                                    956
Accrued transfer agency fees                                               1,328
Accrued administrative services fees                                         172
Accrued plan administration services fees                                      1
Other accrued expenses                                                    57,745
--------------------------------------------------------------------------------
Total liabilities                                                     21,106,871
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 106,088,401
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     610,024
Additional paid-in capital                                           480,447,150
Excess of distributions over net investment income                      (553,481)
Accumulated net realized gain (loss)                                (386,245,260)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          11,829,968
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 106,088,401
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $  15,811,848
--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $70,450,436           39,563,703                       $1.78(1)
Class B                     $15,472,499           10,237,138                       $1.51
Class C                     $ 2,235,390            1,474,433                       $1.52
Class I                     $17,750,532            9,628,407                       $1.84
Class R4                    $   179,544               98,685                       $1.82
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $1.89. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
12  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                               217,848
Interest                                                                 24,033
Income distributions from affiliated money market fund                   15,811
Fee income from securities lending                                        9,410
  Less foreign taxes withheld                                            (5,617)
-------------------------------------------------------------------------------
Total income                                                            261,485
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     307,430
Distribution fees
  Class A                                                                74,560
  Class B                                                                66,232
  Class C                                                                 8,865
Transfer agency fees
  Class A                                                               193,911
  Class B                                                                45,047
  Class C                                                                 5,893
  Class R4                                                                   26
Administrative services fees                                             23,459
Plan administration services fees -- Class R4                               130
Compensation of board members                                             1,419
Custodian fees                                                           13,100
Printing and postage                                                     25,485
Registration fees                                                        27,210
Professional fees                                                        17,895
Other                                                                     3,020
-------------------------------------------------------------------------------
Total expenses                                                          813,682
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                              (64)
-------------------------------------------------------------------------------
Total net expenses                                                      813,618
-------------------------------------------------------------------------------
Investment income (loss) -- net                                        (552,133)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (35,532,972)
  Foreign currency transactions                                        (101,891)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (35,634,863)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         42,308,179
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                 6,673,316
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  6,121,183
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  13

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                        $   (552,133)  $   (720,428)
Net realized gain (loss) on investments                                 (35,634,863)   (18,357,358)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     42,308,179    (58,394,053)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           6,121,183    (77,471,839)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          6,617,647     21,369,521
  Class B shares                                                          1,109,362      2,136,740
  Class C shares                                                            408,498        522,248
  Class I shares                                                         16,156,087             --
  Class R4 shares                                                           141,396        122,848
Payments for redemptions
  Class A shares                                                         (8,604,213)   (31,405,834)
  Class B shares                                                         (1,489,485)   (13,779,456)
  Class C shares                                                           (257,612)      (833,165)
  Class I shares                                                            (40,549)        (7,015)
  Class R4 shares                                                           (65,071)      (115,949)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        13,976,060    (21,990,062)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  20,097,243    (99,461,901)
Net assets at beginning of period                                        85,991,158    185,453,059
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $106,088,401   $ 85,991,158
--------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                     $   (553,481)  $     (1,348)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $1.67        $3.04        $2.42        $1.99        $1.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.01)(b)     (.02)(b)     (.02)        (.02)
Net gains (losses) (both realized and
 unrealized)                                           .12        (1.36)         .64          .45          .18
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .11        (1.37)         .62          .43          .16
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.78        $1.67        $3.04        $2.42        $1.99
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $70          $69         $139         $123         $120
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.97%(e)     1.45%        1.60%        1.69%        1.75%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (1.29%)(e)    (.34%)       (.80%)       (.89%)       (.92%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               142%          81%         167%         196%         115%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                      6.59%(g)   (45.07%)      25.62%       21.61%        8.74%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  15

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $1.43        $2.61        $2.09        $1.74        $1.60
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.02)(b)     (.04)(b)     (.03)        (.03)
Net gains (losses) (both realized and
 unrealized)                                           .09        (1.16)         .56          .38          .17
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .08        (1.18)         .52          .35          .14
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.51        $1.43        $2.61        $2.09        $1.74
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $15          $15          $43          $42          $46
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.75%(e)     2.22%        2.38%        2.47%        2.53%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (2.08%)(e)   (1.09%)      (1.58%)      (1.66%)      (1.71%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               142%          81%         167%         196%         115%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                      5.59%(g)   (45.21%)      24.88%       20.12%        8.75%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $1.43        $2.62        $2.10        $1.74        $1.61
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)     (.02)(b)     (.04)(b)     (.03)        (.03)
Net gains (losses) (both realized and
 unrealized)                                           .10        (1.17)         .56          .39          .16
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .09        (1.19)         .52          .36          .13
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.52        $1.43        $2.62        $2.10        $1.74
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $2           $4           $3           $3
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.73%(e)     2.21%        2.36%        2.45%        2.52%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (2.07%)(e)   (1.10%)      (1.56%)      (1.66%)      (1.69%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               142%          81%         167%         196%         115%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                      6.29%(g)   (45.42%)      24.76%       20.69%        8.07%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $1.72        $3.11        $2.46        $2.01        $1.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .00(b),(c)   .01(b)      (.01)(b)     (.01)        (.01)
Net gains (losses) (both realized and
 unrealized)                                           .12        (1.40)         .66          .46          .19
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .12        (1.39)         .65          .45          .18
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.84        $1.72        $3.11        $2.46        $2.01
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $18          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                1.07%(f)      .81%         .99%        1.01%        1.04%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.56%)(f)     .31%        (.19%)       (.22%)       (.21%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               142%          81%         167%         196%         115%
--------------------------------------------------------------------------------------------------------------
Total return                                         6.98%(g)   (44.69%)      26.42%       22.39%        9.84%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in periods in which they occurred were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $1.70        $3.07        $2.43        $2.00        $1.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)      .01(b)      (.01)(b)     (.02)        (.02)
Net gains (losses) (both realized and
 unrealized)                                           .13        (1.38)         .65          .45          .19
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .12        (1.37)         .64          .43          .17
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.82        $1.70        $3.07        $2.43        $2.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--           $1          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement()c,(d)                         1.37%(e)     1.12%        1.34%        1.47%        1.54%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.25%(e)      .87%        1.34%        1.47%        1.54%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.65%)(e)     .22%        (.52%)       (.68%)       (.73%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               142%          81%         167%         196%         115%
--------------------------------------------------------------------------------------------------------------
Total return                                         7.06%(h)   (44.63%)      26.34%       21.50%        9.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occured were less than 0.01% of average net assets.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Global Technology Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund focuses on equity securities of companies in the information technology industry throughout the world.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the

--------------------------------------------------------------------------------
20  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.


--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligations depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Options contracts, including OTC contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by

--------------------------------------------------------------------------------
22  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings were entirely comprised of Taiwan dollars.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At April 30, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.


--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, foreign currency transactions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly"

--------------------------------------------------------------------------------
24  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




(FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.72% to 0.595% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Global Science and Technology Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $25,922 for the six months ended April 30, 2009. The management fee for the six months ended April 30, 2009 was 0.79% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.


--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, other expenses paid to this company were $292.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Funds average daily net assets attributable to Class R4 shares for the provision of various administrative, record keeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, Distributor) for distribution and shareholder

--------------------------------------------------------------------------------
26  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $467,000 and $28,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $64,805 for Class A, $4,881 for Class B and $334 for Class C for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R4............................................  1.25%


The waived/reimbursed fees and expenses for the plan administration services fee at the class level were as follows:

Class R4............................................  $64


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed 1.41% for Class R4 of the class average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Nov. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $4,225 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $115,116,213 and $108,134,411 respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED APRIL 30, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 4,183,590        --        (5,765,307)      (1,581,717)
Class B                   825,841        --        (1,164,300)        (338,459)
Class C                   300,688        --          (201,083)          99,605
Class I                 9,648,311        --           (22,689)       9,625,622
Class R4                   91,359        --           (39,856)          51,503
----------------------------------------------------------------------------------


                                         YEAR ENDED OCT. 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                           SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 8,799,565        --       (13,224,262)      (4,424,697)
Class B                   993,451        --        (6,754,597)      (5,761,146)
Class C                   254,027        --          (411,849)        (157,822)
Class I                        --        --            (3,097)          (3,097)
Class R4                   48,279        --           (56,646)          (8,367)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured


--------------------------------------------------------------------------------
28  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and uninvested cash collateral balance, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2009, securities valued at $15,811,848 were on loan, secured by cash collateral of $16,154,555 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $9,410 earned from securities lending from Dec. 1, 2008 through April 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $53,115,365 and $44,062,632, respectively, for the six months ended April 30, 2009. The income distributions received with respect

--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes the Fund had a capital loss carry-over of $348,953,680 at Oct. 31, 2008, that if not offset by capital gains will expire as follows:

          2009                     2010                      2016
      $250,345,326             $81,299,277               $17,309,127


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

SECTOR RISK
The Fund invests a significant part of its total assets in securities of companies primarily engaged in the technology, media and telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund

--------------------------------------------------------------------------------
30  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

FOREIGN RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Count). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to

--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially

--------------------------------------------------------------------------------
32  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

11. SUBSEQUENT EVENT

At a shareholder meeting on June 2, 2009, shareholders approved the merger of the Fund into Seligman Global Technology Fund. The merger is anticipated to take place as of the close of business on Sept. 11, 2009.


--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  33

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS

--------------------------------------------------------------------------------
34  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Agreement. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to the Fund by RiverSource Investments to fees charged to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are

--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  35

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------



generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.


--------------------------------------------------------------------------------
36  RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                RIVERSOURCE GLOBAL TECHNOLOGY FUND -- 2009 SEMIANNUAL REPORT  37

RIVERSOURCE GLOBAL TECHNOLOGY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2009 RiverSource Investments, LLC.                              S-6396 L (6/09)

Semiannual Report
                                                             (THREADNEEDLE LOGO)

THREADNEEDLE
EMERGING MARKETS FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


THREADNEEDLE EMERGING MARKETS FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   16

Statement of Operations............   18

Statements of Changes in Net
  Assets...........................   19

Financial Highlights...............   21

Notes to Financial Statements......   27

Approval of Investment Management
  Services Agreement...............   42

Proxy Voting.......................   45



RIVERSOURCE FAMILY OF FUNDS
Threadneedle Funds are a part of the RiverSource family of funds that includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
                 THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE --------------------------------
(UNAUDITED)

FUND SUMMARY
------------------------------------------------------

> Threadneedle Emerging Markets Fund (the Fund) Class A shares rose 11.29%
  (excluding sales charge) for the six months ended April 30, 2009.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) Emerging Markets Index, which returned 17.52%.

> The Fund also underperformed its peer group, the Lipper Emerging Markets Funds
  Index, which gained 11.51% for the period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                          6 months*   1 year  3 years  5 years  10 years
------------------------------------------------------------------------
Threadneedle Emerging
  Markets Fund Class A
  (excluding sales
  charge)                  +11.29%   -46.67%   -7.84%   +8.82%   +6.81%
------------------------------------------------------------------------
MSCI Emerging Markets
  Index(1) (unmanaged)     +17.52%   -42.71%   -5.23%  +11.46%   +8.54%
------------------------------------------------------------------------
Lipper Emerging Markets
  Funds Index(2)           +11.51%   -46.10%   -8.45%   +8.94%   +7.76%
------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global

--------------------------------------------------------------------------------
2  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


    emerging markets. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                 THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  11/13/96)                +11.29%   -46.67%   -7.84%   +8.82%   +6.81%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  11/13/96)                +11.06%   -47.04%   -8.54%   +8.01%   +5.99%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +11.04%   -47.05%   -8.55%   +8.00%     N/A       +4.48%
-------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                  +11.72%   -46.34%   -7.39%   +9.36%     N/A       +7.12%
-------------------------------------------------------------------------------------
Class R4 (inception
  11/13/96)                +11.67%   -46.36%   -7.50%   +9.14%   +7.10%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  8/1/08)                  +11.89%      N/A      N/A      N/A      N/A      -38.41%*
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/13/96)                 +4.94%   -49.73%   -9.65%   +7.54%   +6.27%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  11/13/96)                 +6.06%   -49.69%   -9.28%   +7.75%   +5.99%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +10.04%   -47.58%   -8.55%   +8.00%     N/A       +4.48%
-------------------------------------------------------------------------------------



AT MARCH 31, 2009
                                                                            SINCE
Without sales charge     6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  11/13/96)               -29.84%   -50.00%   -9.93%   +3.97%   +6.97%        N/A
------------------------------------------------------------------------------------
Class B (inception
  11/13/96)               -30.08%   -50.40%  -10.61%   +3.19%   +6.15%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                -30.03%   -50.35%  -10.58%   +3.23%     N/A       +2.94%
------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                 -29.62%   -49.75%   -9.48%   +4.49%     N/A       +4.39%
------------------------------------------------------------------------------------
Class R4 (inception
  11/13/96)               -29.64%   -49.75%   -9.61%   +4.29%   +7.26%        N/A
------------------------------------------------------------------------------------
Class R5 (inception
  8/1/08)                 -29.64%      N/A      N/A      N/A      N/A      -46.24%*
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/13/96)               -33.88%   -52.88%  -11.68%   +2.76%   +6.44%        N/A
------------------------------------------------------------------------------------
Class B (inception
  11/13/96)               -33.58%   -52.88%  -11.33%   +2.94%   +6.15%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                -30.73%   -50.84%  -10.58%   +3.23%     N/A       +2.94%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third*** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class R5 shares. Class I, Class R4 and Class R5 shares are available to institutional investors only.
  *Not annualized.
 **For classes with less than 10 years performance.
***For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.

--------------------------------------------------------------------------------
4  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

   STYLE MATRIX
   -----------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses     expenses
----------------------------------------
Class A              1.87%        1.87%
----------------------------------------
Class B              2.62%        2.62%
----------------------------------------
Class C              2.63%        2.63%
----------------------------------------
Class I              1.42%        1.42%
----------------------------------------
Class R4             1.73%        1.72%(a)
----------------------------------------
Class R5             1.47%        1.47%
----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.08% for the year ended Oct. 31, 2008), will not exceed 1.64% for Class R4.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
                 THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Brazil                                     16.1%
------------------------------------------------
Chile                                       0.1%
------------------------------------------------
China                                      13.7%
------------------------------------------------
Hong Kong                                   7.7%
------------------------------------------------
India                                       7.7%
------------------------------------------------
Indonesia                                   0.3%
------------------------------------------------
Israel                                      3.2%
------------------------------------------------
Malaysia                                    0.6%
------------------------------------------------
Mexico                                      4.7%
------------------------------------------------
Russia                                     10.1%
------------------------------------------------
South Africa                                5.7%
------------------------------------------------
South Korea                                12.5%
------------------------------------------------
Taiwan                                     11.4%
------------------------------------------------
Thailand                                    0.9%
------------------------------------------------
Turkey                                      1.8%
------------------------------------------------
United Kingdom                              1.2%
------------------------------------------------
United States                               0.7%
------------------------------------------------
Other(2)                                    1.6%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Petroleo Brasileiro ADR (Brazil)            3.8%
------------------------------------------------
Samsung Electronics (South Korea)           3.4%
------------------------------------------------
Industrial & Commercial Bank of China
  (China)                                   3.0%
------------------------------------------------
Companhia Vale do Rio Doce ADR (Brazil)     2.9%
------------------------------------------------
China Life Insurance (China)                2.7%
------------------------------------------------
CNOOC ADR (Hong Kong)                       2.6%
------------------------------------------------
Infosys Technologies (India)                2.5%
------------------------------------------------
Teva Pharmaceutical Inds ADR (Israel)       2.5%
------------------------------------------------
Taiwan Semiconductor Mfg (Taiwan)           2.3%
------------------------------------------------
Hon Hai Precision Industry (Taiwan)         2.3%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                 THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,112.90        $10.90         2.08%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.48        $10.39         2.08%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,110.60        $14.97         2.86%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,110.40        $14.80         2.86%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,107.90        $14.84         2.84%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,010.71        $14.16         2.84%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,117.20        $ 7.45         1.42%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.75        $ 7.10         1.42%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,116.70        $ 8.50         1.62%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.76        $ 8.10         1.62%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,118.90        $ 7.57         1.44%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.65        $ 7.20         1.44%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: +11.29% for Class A, +11.06% for Class B, +11.04% for Class C, +11.72% for Class I, +11.67% for Class R4 and +11.89% for Class R5.


--------------------------------------------------------------------------------
8  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.5%)(c)
ISSUER                                                 SHARES                VALUE(a)

BRAZIL (16.0%)
BM&F BOVESPA                                            402,200            $1,655,069
Companhia Siderurgica Nacional ADR                      223,681             4,142,572
Companhia Vale do Rio Doce ADR                          500,234             8,258,863
Itau Unibanco Banco Multiplo                            355,300             4,938,561
Lojas Renner                                            273,800             2,486,247
Multiplan Empreendimentos Imobiliarios                  358,200(b)          2,789,149
Natura Cosmeticos                                        61,000               725,162
OGX Petroleo e Gas Participacoes                          3,000             1,260,560
PDG Realty                                               37,500               357,666
Petroleo Brasileiro ADR                                 318,127            10,679,524
Redecard                                                423,200             5,330,879
Vivo Participacoes ADR                                  150,916             2,408,619
                                                                      ---------------
Total                                                                      45,032,871
-------------------------------------------------------------------------------------

CHILE (0.1%)
SQM ADR                                                   9,868               310,941
-------------------------------------------------------------------------------------

CHINA (13.6%)
Anhui Conch Cement Cl H                                 268,000(b)          1,796,488
Bank of China Series H                                9,540,000             3,569,853
China Construction Bank Series H                      6,978,000             4,069,802
China Life Insurance Series H                         2,161,000             7,626,337
China Petroleum & Chemical Series H                   3,622,000             2,841,554
China Shenhua Energy Series H                           723,500             2,030,494
Industrial & Commercial Bank of China Series
 H                                                   14,699,000             8,459,147
Li Ning                                               1,324,000(f)          2,733,455
Ping An Insurance Group of China Series H               806,000             5,044,065
                                                                      ---------------
Total                                                                      38,171,195
-------------------------------------------------------------------------------------

HONG KONG (7.6%)
Agile Property Holdings                               3,440,000             2,596,679
China Mobile                                            652,000             5,661,957
China Overseas Land & Investment                      2,529,280             4,464,645
China Resources Land                                    744,000             1,347,857
CNOOC ADR                                                65,599             7,304,449
                                                                      ---------------
Total                                                                      21,375,587
-------------------------------------------------------------------------------------

INDIA (7.6%)
Bharat Heavy Electricals                                 81,217             2,705,517
Bharti Airtel                                           199,355(b)          3,019,838
Housing Development Finance                             126,768             4,406,713
Infosys Technologies                                    235,342             7,156,911
Reliance Inds                                           114,040             4,154,288
                                                                      ---------------
Total                                                                      21,443,267
-------------------------------------------------------------------------------------

INDONESIA (0.3%)
Bumi Resources                                        6,918,000(g)            965,909
-------------------------------------------------------------------------------------

ISRAEL (3.2%)
Israel Chemicals                                        244,961             2,060,103
Teva Pharmaceutical Inds ADR                            158,406             6,952,439
                                                                      ---------------
Total                                                                       9,012,542
-------------------------------------------------------------------------------------

MALAYSIA (0.6%)
IOI                                                   1,432,300             1,731,484
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MEXICO (4.7%)
America Movil ADR Series L                              180,119            $5,916,909
Desarrolladora Homex ADR                                126,936(b)          2,359,740
Grupo Televisa ADR                                      118,554             1,835,216
Wal-Mart de Mexico Series V                           1,121,400(f)          3,051,750
                                                                      ---------------
Total                                                                      13,163,615
-------------------------------------------------------------------------------------

RUSSIA (10.0%)
Eurasia Drilling GDR                                    236,717(d,e)        1,739,870
Gazprom ADR                                             233,481             4,126,777
LUKOIL ADR                                               91,917             4,099,498
NovaTek GDR                                              56,683(d,e)        2,012,247
Pharmstandard                                            72,811(b)          2,071,473
Rosneft Oil GDR                                         533,968(d)          2,867,408
Sberbank Cl S                                         3,566,194             3,004,518
Sibirskiy Cement                                         24,589               243,431
Vimpel-Communications ADR                               299,604             2,822,270
Wimm-Bill-Dann Foods ADR                                 34,074(b)          1,522,086
X5 Retail Group GDR                                     267,918(b,d,e)      3,590,101
                                                                      ---------------
Total                                                                      28,099,679
-------------------------------------------------------------------------------------

SOUTH AFRICA (5.7%)
AngloGold Ashanti                                        61,280             1,895,396
Aquarius Platinum                                       341,594             1,313,992
Gold Fields                                             248,082             2,589,484
MTN Group                                               335,511             4,399,884
Murray & Roberts Holdings                               255,341             1,440,474
Sasol                                                   138,260             4,214,322
Standard Bank Group                                      19,992               194,860
                                                                      ---------------
Total                                                                      16,048,412
-------------------------------------------------------------------------------------

SOUTH KOREA (12.4%)
Hyundai Department Store                                 19,648             1,218,516
Hyundai Engineering & Construction                       17,678               834,323
Hyundai Mobis                                            44,903             3,439,796
KT&G                                                     25,832             1,422,684
LG Display                                              136,290             3,327,777
Samsung Electronics                                      25,312             9,709,481
Samsung Fire & Marine Insurance                          29,126             3,976,168
Samsung Securities                                       54,922             2,823,434
Shinhan Financial Group                                 149,370(b)          3,693,758
SK Telecom                                                9,926             1,420,876
Yuhan                                                    18,855             2,912,310
                                                                      ---------------
Total                                                                      34,779,123
-------------------------------------------------------------------------------------

TAIWAN (11.3%)
Asia Cement                                           1,550,000             1,598,712
Asustek Computer                                      1,468,062             1,947,144
Cathay Financial Holding                              1,615,000             1,809,860
Chunghwa Telecom                                        728,659(b)          1,388,510
Far Eastern Textile                                     899,000               838,878
Fubon Financial Holding                               1,267,000               984,904
Hon Hai Precision Industry                            2,204,250             6,373,865
HTC                                                      56,000               758,840
MediaTek                                                382,000             3,980,492
Taiwan Semiconductor Mfg                              3,868,000             6,458,173
Tripod Technology                                     1,227,155             2,022,926
U-Ming Marine Transport                               1,204,000             2,177,769
Yuanta Financial Holding                              2,599,000             1,525,078
                                                                      ---------------
Total                                                                      31,865,151
-------------------------------------------------------------------------------------

THAILAND (0.8%)
Siam Commercial Bank                                  1,389,400             2,374,790
-------------------------------------------------------------------------------------

TURKEY (1.7%)
BIM Birlesik Magazalar                                   49,488             1,361,941
Turkiye Garanti Bankasi                               1,682,554(b)          3,536,015
                                                                      ---------------
Total                                                                       4,897,956
-------------------------------------------------------------------------------------

UNITED KINGDOM (1.2%)
Standard Chartered                                      209,167             3,274,071
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

UNITED STATES (0.7%)
Southern Copper                                         107,494            $1,996,164
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $277,716,107)                                                     $274,542,757
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%               4,590,322(h)         $4,590,322
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,590,322)                                                         $4,590,322
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (1.3%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                      3,549,611            $3,549,611
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $3,549,611)                                                         $3,549,611
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $285,856,040)(i)                                                  $282,682,690
=====================================================================================



SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2009:

                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS        VALUE
------------------------------------------------------------------------
Auto Components                                  1.2%         $3,439,796
Capital Markets                                  1.0           2,823,434
Chemicals                                        0.8           2,371,044
Commercial Banks                                13.1          37,115,375
Computers & Peripherals                          1.0           2,705,984
Construction & Engineering                       0.8           2,274,797
Construction Materials                           1.2           3,395,200
Diversified Financial Services                   1.5           4,165,051
Diversified Telecommunication Services           1.5           4,210,780
Electrical Equipment                             1.0           2,705,517
Electronic Equipment, Instruments &
  Components                                     4.2          11,724,568
Energy Equipment & Services                      0.6           1,739,870
Food & Staples Retailing                         2.8           8,003,792
Food Products                                    1.2           3,253,570
Household Durables                               1.0           2,717,406
Industrial Conglomerates                         0.3             838,878
Insurance                                        6.6          18,456,430
IT Services                                      4.4          12,487,790
Leisure Equipment & Products                     1.0           2,733,455
Marine                                           0.8           2,177,769
Media                                            0.7           1,835,216
Metals & Mining                                  7.2          20,196,471
Multiline Retail                                 1.3           3,704,763
Multi-Utilities                                  0.1             243,431


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS        VALUE
------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                     16.4%        $46,557,030
Personal Products                                0.3             725,162
Pharmaceuticals                                  4.2          11,936,222
Real Estate Management & Development             4.0          11,198,330
Semiconductors & Semiconductor Equipment         7.2          20,148,146
Thrifts & Mortgage Finance                       1.6           4,406,713
Tobacco                                          0.5           1,422,684
Wireless Telecommunication Services              8.0          22,828,083
Other(1)                                         2.9           8,139,933
------------------------------------------------------------------------
Total                                                       $282,682,690
------------------------------------------------------------------------


(1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009



                          CURRENCY TO BE     CURRENCY TO BE    UNREALIZED     UNREALIZED
EXCHANGE DATE                DELIVERED          RECEIVED      APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------
May 5, 2009                     11,500,000       1,297,149         $--           $(61,163)
                        South African Rand     U.S. Dollar



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $10,209,626 or 3.6% of net assets.


--------------------------------------------------------------------------------
12  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). The aggregate value of such securities at April 30, 2009, was $7,342,218 representing 2.6% of net assets. Information concerning such security holdings at April 30, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Eurasia Drilling GDR*                11-02-07 thru 04-15-08      $5,578,172
     NovaTek GDR*                         02-09-09 thru 04-22-09       1,608,185
     X5 Retail Group GDR*                 12-16-08 thru 01-28-09       2,444,987


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(g) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(h) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(i) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $285,856,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $26,553,000
     Unrealized depreciation                         (29,726,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(3,173,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                        FAIR VALUE AT APRIL 30, 2009
                         ---------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
----------------------------------------------------------------------------------
Investments in
  securities               $258,372,015    $24,310,675       $--      $282,682,690
Other financial
  instruments*                       --        (61,163)       --           (61,163)
----------------------------------------------------------------------------------
Total                      $258,372,015    $24,249,512       $--      $282,621,527
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
14  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $277,716,107)             $ 274,542,757
  Affiliated money market fund (identified cost $4,590,322)            4,590,322
  Investments of cash collateral received for securities on loan
    (identified cost $3,549,611)                                       3,549,611
--------------------------------------------------------------------------------
Total investments in securities (identified cost $285,856,040)       282,682,690
Foreign currency holdings (identified cost $2,046,665)                 2,054,381
Capital shares receivable                                                311,306
Dividends and accrued interest receivable                                580,750
Receivable for investment securities sold                              8,733,833
--------------------------------------------------------------------------------
Total assets                                                         294,362,960
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   287,478
Payable for investment securities purchased                            8,567,484
Payable upon return of securities loaned                               3,549,611
Unrealized depreciation on forward foreign currency contracts             61,163
Accrued investment management services fees                                8,330
Accrued distribution fees                                                  2,536
Accrued transfer agency fees                                               2,761
Accrued administrative services fees                                         607
Accrued plan administration services fees                                      5
Other accrued expenses                                                   344,997
--------------------------------------------------------------------------------
Total liabilities                                                     12,824,972
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 281,537,988
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     517,050
Additional paid-in capital                                           429,585,991
Undistributed net investment income                                       96,063
Accumulated net realized gain (loss)                                (145,484,099)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (3,177,017)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 281,537,988
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $   3,477,064
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
16  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $248,915,953           45,095,614                       $5.52(1)
Class B                     $ 28,110,285            5,714,419                       $4.92
Class C                     $  3,803,531              771,575                       $4.93
Class I                     $      8,907                1,558                       $5.72
Class R4                    $    696,243              121,347                       $5.74
Class R5                    $      3,069                  535                       $5.74
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $5.86. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $   3,136,368
Interest                                                                     718
Income distributions from affiliated money market fund                    18,768
Fee income from securities lending                                        50,847
  Less foreign taxes withheld                                           (388,401)
--------------------------------------------------------------------------------
Total income                                                           2,818,300
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    1,354,629
Distribution fees
  Class A                                                                276,898
  Class B                                                                125,296
  Class C                                                                 15,745
Transfer agency fees
  Class A                                                                454,748
  Class B                                                                 54,810
  Class C                                                                  6,683
  Class R4                                                                   163
Administrative services fees                                             100,155
Plan administration services fees -- Class R4                                815
Compensation of board members                                              4,379
Custodian fees                                                           208,000
Printing and postage                                                      73,160
Registration fees                                                         19,010
Professional fees                                                         23,290
Other                                                                         51
--------------------------------------------------------------------------------
Total expenses                                                         2,717,832
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                              (765)
--------------------------------------------------------------------------------
Total net expenses                                                     2,717,067
--------------------------------------------------------------------------------
Investment income (loss) -- net                                          101,233
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (123,986,283)
  Foreign currency transactions                                         (789,996)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (124,776,279)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         150,669,990
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                 25,893,711
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  25,994,944
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                       $     101,233  $   4,436,377
Net realized gain (loss) on investments                                (124,776,279)   (19,657,824)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    150,669,990   (421,981,869)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          25,994,944   (437,203,316)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --     (7,733,781)
    Class B                                                                      --       (584,169)
    Class C                                                                      --        (60,487)
    Class I                                                                      --       (828,121)
    Class R4                                                                     --        (23,143)
  Net realized gain
    Class A                                                                      --   (117,775,823)
    Class B                                                                      --    (18,510,075)
    Class C                                                                      --     (1,520,014)
    Class I                                                                      --     (9,800,247)
    Class R4                                                                     --       (416,434)
--------------------------------------------------------------------------------------------------
Total distributions                                                              --   (157,252,294)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      $  18,571,536  $ 109,825,373
  Class B shares                                                          1,918,455     12,474,577
  Class C shares                                                            786,511      2,616,649
  Class I shares                                                                 --     30,164,283
  Class R4 shares                                                            54,161        642,913
  Class R5 shares                                                                --          5,000
Reinvestment of distributions at net asset value
  Class A shares                                                                 --    124,102,560
  Class B shares                                                                 --     18,787,330
  Class C shares                                                                 --      1,531,576
  Class I shares                                                                 --     10,623,826
  Class R4 shares                                                                --        439,576
Payments for redemptions
  Class A shares                                                        (42,791,848)  (148,388,977)
  Class B shares                                                         (4,485,899)   (31,272,815)
  Class C shares                                                           (529,465)    (2,462,810)
  Class I shares                                                                 --    (72,065,208)
  Class R4 shares                                                          (203,913)      (921,454)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (26,680,462)    56,102,399
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    (685,518)  (538,353,211)
Net assets at beginning of period                                       282,223,506    820,576,717
--------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 281,537,988  $ 282,223,506
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                              $      96,063  $      (5,170)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.96       $14.99       $11.32        $8.23        $6.27
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            --(b)       .08(b)       .04(b)       .01          .04
Net gains (losses) (both realized and
 unrealized)                                           .56        (7.24)        6.27         3.10         1.95
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .56        (7.16)        6.31         3.11         1.99
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.18)          --         (.02)        (.03)
Distributions from realized gains                       --        (2.69)       (2.64)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (2.87)       (2.64)        (.02)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.52        $4.96       $14.99       $11.32        $8.23
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $249         $250         $661         $425         $295
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.08%(e)     1.87%        1.83%        1.81%        1.79%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .17%(e)      .78%         .31%         .19%         .54%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%         133%         125%         145%         124%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                     11.29%(g)   (57.79%)      68.21%       37.85%       31.83%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.43       $13.73       $10.63        $7.77        $5.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)      .00(b),(c)  (.05)(b)     (.05)        (.01)
Net gains (losses) (both realized and
 unrealized)                                           .50        (6.53)        5.79         2.91         1.83
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .49        (6.53)        5.74         2.86         1.82
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.08)          --           --           --
Distributions from realized gains                       --        (2.69)       (2.64)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (2.77)       (2.64)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.92        $4.43       $13.73       $10.63        $7.77
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $28          $28          $94          $77          $74
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                2.86%(f)     2.62%        2.58%        2.57%        2.55%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.61%)(f)     .02%        (.48%)       (.55%)       (.24%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%         133%         125%         145%         124%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                     11.06%(h)   (58.08%)      66.95%       36.81%       30.59%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.44       $13.78       $10.66        $7.79        $5.97
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (.01)(b)      .00(b),(c)  (.05)(b)     (.06)          --
Net gains (losses) (both realized and
 unrealized)                                           .50        (6.54)        5.81         2.93         1.82
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .49        (6.54)        5.76         2.87         1.82
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.11)          --           --           --
Distributions from realized gains                       --        (2.69)       (2.64)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (2.80)       (2.64)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.93        $4.44       $13.78       $10.66        $7.79
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $3           $8           $5           $3
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                2.84%(f)     2.63%        2.59%        2.58%        2.56%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.58%)(f)     .03%        (.48%)       (.57%)       (.19%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%         133%         125%         145%         124%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                     11.04%(h)   (58.15%)      67.03%       36.84%       30.54%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(g)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.12       $15.38       $11.50        $8.35        $6.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .11(b)       .09(b)       .03          .06
Net gains (losses) (both realized and
 unrealized)                                           .58        (7.45)        6.43         3.16         1.98
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .60        (7.34)        6.52         3.19         2.04
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.23)          --         (.04)        (.05)
Distributions from realized gains                       --        (2.69)       (2.64)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (2.92)       (2.64)        (.04)        (.05)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.72        $5.12       $15.38       $11.50        $8.35
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $56          $41          $19
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.42%(e)     1.42%        1.39%        1.35%        1.30%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .84%(e)      .97%         .75%         .63%         .97%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%         133%         125%         145%         124%
--------------------------------------------------------------------------------------------------------------
Total return                                        11.72%(f)   (57.63%)      69.07%       38.36%       32.32%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Not annualized.
(g) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.14       $15.32       $11.50        $8.33        $6.35
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .11(b)       .05(b)       .03          .05
Net gains (losses) (both realized and
 unrealized)                                           .58        (7.45)        6.41         3.14         1.97
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .60        (7.34)        6.46         3.17         2.02
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --         (.15)          --           --         (.04)
Distributions from realized gains                       --        (2.69)       (2.64)          --           --
--------------------------------------------------------------------------------------------------------------
Total distributions                                     --        (2.84)       (2.64)          --         (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.74        $5.14       $15.32       $11.50        $8.33
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $1           $2           $6           $2
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.73%(e)     1.73%        1.65%        1.63%        1.59%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.49%(e)     1.47%        1.65%        1.63%        1.59%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .77%(e)     1.12%         .45%         .41%         .81%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%         133%         125%         145%         124%
--------------------------------------------------------------------------------------------------------------
Total return                                        11.67%(h)   (57.58%)      68.51%       38.06%       31.87%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)      2008(b)
Net asset value, beginning of period                 $5.13        $9.32
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .02          .03
Net gains (losses) (both realized and
 unrealized)                                           .59        (4.22)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                       .61        (4.19)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.74        $5.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                1.44%(f)     1.47%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .81%(f)     1.57%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                95%         133%
--------------------------------------------------------------------------------------------------------------
Total return                                        11.89%(g)   (44.96%)(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Threadneedle Emerging Markets Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of emerging markets companies.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class I and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.


--------------------------------------------------------------------------------
28  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


ILLIQUID SECURITIES
At April 30, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2009 was $7,342,218 representing 2.61% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Options contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings consisted of multiple denominations, primarily Indian rupees and South Korean wons.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their

--------------------------------------------------------------------------------
30  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.10% to 0.90% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by

--------------------------------------------------------------------------------
32  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Emerging Markets Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $21,610 for the six months ended April 30, 2009. The management fee for the six months ended April 30, 2009 was 1.08% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, other expenses paid to this company were $1,098.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average net assets attributable to Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $981,000 and $44,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $158,518 for Class A, $11,391 for Class B and $418 for Class C for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

--------------------------------------------------------------------------------
34  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


(excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R4............................................  1.49%


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4...........................................  $163


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $602


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class R4............................................  1.64%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Nov. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $3,133 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $236,997,543 and $259,653,495, respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED APRIL 30, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 3,896,552            --    (9,254,316)      (5,357,764)
Class B                   445,121            --    (1,085,214)        (640,093)
Class C                   185,904            --      (126,176)          59,728
Class R4                   11,054            --       (41,922)         (30,868)
----------------------------------------------------------------------------------


                                        YEAR ENDED OCT. 31, 2008*
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                11,082,775    11,944,431   (16,677,659)       6,349,547
Class B                 1,336,871     2,007,193    (3,818,705)        (474,641)
Class C                   296,342       163,281      (305,438)         154,185
Class I                 2,894,086       993,810    (7,495,922)      (3,608,026)
Class R4                   56,860        40,967       (95,990)           1,837
Class R5                      535            --            --              535
----------------------------------------------------------------------------------


* Class R5 is for the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments, and any uninvested cash collateral balance, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2009, securities valued at $3,477,064 were on loan, secured by cash collateral of $3,549,611 invested in short-term securities or in cash equivalents.


--------------------------------------------------------------------------------
36  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $50,847 earned from securities lending from Dec. 1, 2008 through April 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $100,055,098 and $108,986,137, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

8. CAPITAL LOSS CARRY-OVER

For federal tax purposes, the Fund had a capital loss carry-over of $8,838,403 at Oct. 31, 2008, that if not offset by capital gains will expire in 2016. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed

--------------------------------------------------------------------------------
38  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the

--------------------------------------------------------------------------------
40  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  41

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between RiverSource Investments and Threadneedle International Limited (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making these determinations. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall

--------------------------------------------------------------------------------
42  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates including the Subadviser), and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadviser and RiverSource Investments' processes for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by

--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  43

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability. They also reviewed information in the report comparing the fees charged to the Fund by RiverSource Investments to fees charged to other client accounts of the investment manager (or Subadviser) (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.


--------------------------------------------------------------------------------
44  THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                THREADNEEDLE EMERGING MARKETS FUND -- 2009 SEMIANNUAL REPORT  45

THREADNEEDLE EMERGING MARKETS FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. RiverSource Investments employs
                           Threadneedle as a subadviser. Threadneedle(R) mutual funds are distributed by RiverSource Distributors, Inc., and
                           RiverSource Fund Distributors, Inc., Members FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource and
                           Threadneedle are part of Ameriprise Financial, Inc.
(THREADNEEDLE LOGO)        (C)2009 RiverSource Investments, LLC.                               S-6344 P (6/09)

Semiannual Report
                                                             (THREADNEEDLE LOGO)

THREADNEEDLE
GLOBAL EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


THREADNEEDLE GLOBAL EQUITY FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............   10

Portfolio of Investments...........   13

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   22

Statements of Changes in Net
  Assets...........................   24

Financial Highlights...............   25

Notes to Financial Statements......   34

Approval of Investment Management
  Services Agreement...............   49

Proxy Voting.......................   52



RIVERSOURCE FAMILY OF FUNDS
Threadneedle Funds are a part of the RiverSource family of funds that includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
                    THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle Global Equity Fund (the Fund) Class A shares declined 3.02%
  (excluding sales charge) for the six months ended April 30, 2009.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) All Country World Index, which fell 3.00% for the six month period.

> The Lipper Global Funds Index, representing the Fund's peer group, declined
  3.98% over the same timeframe.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                          6 months*   1 year  3 years  5 years  10 years
------------------------------------------------------------------------
Threadneedle Global
  Equity Fund Class A
  (excluding sales
  charge)                   -3.02%   -40.07%  -11.66%   +1.20%   -2.53%
------------------------------------------------------------------------
MSCI All Country World
  Index(1) (unmanaged)      -3.00%   -39.35%  -10.51%   +0.32%   -0.56%
------------------------------------------------------------------------
Lipper Global Funds
  Index(2)                  -3.98%   -36.72%  -10.52%   -0.06%   +0.40%
------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



(1) The Morgan Stanley Capital International (MSCI) All Country World Index, an unmanaged index of equity securities, is designed to measure equity market performance in the global developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Global Funds Index includes the 30 largest global funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                    THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                                         SINCE
Without sales charge  6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  5/29/90)              -3.02%   -40.07%  -11.66%   +1.20%   -2.53%        N/A
---------------------------------------------------------------------------------
Class B (inception
  3/20/95)              -3.29%   -40.46%  -12.32%   +0.44%   -3.27%        N/A
---------------------------------------------------------------------------------
Class C (inception
  6/26/00)              -3.31%   -40.43%  -12.30%   +0.43%     N/A       -5.62%
---------------------------------------------------------------------------------
Class I (inception
  8/1/08)               -2.51%      N/A      N/A      N/A      N/A      -31.48%*
---------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)             -2.94%   -40.00%     N/A      N/A      N/A      -16.37%
---------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)             -2.83%   -39.89%     N/A      N/A      N/A      -16.19%
---------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)              -2.73%   -39.81%  -11.49%   +1.40%   -2.34%        N/A
---------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)             -2.58%   -39.69%     N/A      N/A      N/A      -15.93%
---------------------------------------------------------------------------------
Class W (inception
  12/1/06)              -2.74%   -39.95%     N/A      N/A      N/A      -15.81%
---------------------------------------------------------------------------------

With sales charge
Class A (inception
  5/29/90)              -8.64%   -43.49%  -13.38%    0.00%   -3.03%        N/A
---------------------------------------------------------------------------------
Class B (inception
  3/20/95)              -8.12%   -43.43%  -13.50%   +0.04%   -3.27%        N/A
---------------------------------------------------------------------------------
Class C (inception
  6/26/00)              -4.28%   -41.03%  -12.30%   +0.43%     N/A       -5.62%
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
4  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AT MARCH 31, 2009
                                                                         SINCE
Without sales charge  6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  5/29/90)             -27.31%   -41.98%  -13.15%   -1.07%   -3.01%        N/A
---------------------------------------------------------------------------------
Class B (inception
  3/20/95)             -27.67%   -42.44%  -13.85%   -1.86%   -3.76%        N/A
---------------------------------------------------------------------------------
Class C (inception
  6/26/00)             -27.61%   -42.44%  -13.80%   -1.84%     N/A       -6.55%
---------------------------------------------------------------------------------
Class I (inception
  8/1/08)              -27.06%      N/A      N/A      N/A      N/A      -36.92%*
---------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)            -27.33%   -42.03%     N/A      N/A      N/A      -19.84%
---------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)            -27.18%   -41.80%     N/A      N/A      N/A      -19.58%
---------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)             -27.17%   -41.83%  -13.03%   -0.90%   -2.83%        N/A
---------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)            -27.11%   -41.73%     N/A      N/A      N/A      -19.40%
---------------------------------------------------------------------------------
Class W (inception
  12/1/06)             -27.29%   -41.90%     N/A      N/A      N/A      -19.24%
---------------------------------------------------------------------------------

With sales charge
Class A (inception
  5/29/90)             -31.48%   -45.32%  -14.85%   -2.25%   -3.51%        N/A
---------------------------------------------------------------------------------
Class B (inception
  3/20/95)             -31.28%   -45.32%  -15.01%   -2.26%   -3.76%        N/A
---------------------------------------------------------------------------------
Class C (inception
  6/26/00)             -28.33%   -43.01%  -13.80%   -1.84%     N/A       -6.55%
---------------------------------------------------------------------------------



 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                    THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third* years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
6  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                     Total fund expenses
----------------------------------------
Class A                     1.46%
----------------------------------------
Class B                     2.23%
----------------------------------------
Class C                     2.22%
----------------------------------------
Class I                     0.85%
----------------------------------------
Class R2                    1.79%
----------------------------------------
Class R3                    1.54%
----------------------------------------
Class R4                    1.29%(a)
----------------------------------------
Class R5                    1.04%
----------------------------------------
Class W                     1.43%
----------------------------------------


(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.06% for the year ended Oct. 31, 2008), will not exceed 1.27% for Class R4.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
                    THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Australia                                   1.5%
------------------------------------------------
Bermuda                                     1.9%
------------------------------------------------
Brazil                                      1.7%
------------------------------------------------
Canada                                      2.3%
------------------------------------------------
Denmark                                     1.1%
------------------------------------------------
Finland                                     1.1%
------------------------------------------------
France                                      0.9%
------------------------------------------------
Germany                                     6.5%
------------------------------------------------
Hong Kong                                   3.1%
------------------------------------------------
Japan                                       5.3%
------------------------------------------------
Luxembourg                                  0.8%
------------------------------------------------
Mexico                                      1.4%
------------------------------------------------
Netherlands                                 0.4%
------------------------------------------------
Portugal                                    0.7%
------------------------------------------------
Singapore                                   1.2%
------------------------------------------------
South Korea                                 1.0%
------------------------------------------------
Spain                                       1.5%
------------------------------------------------
Switzerland                                 7.4%
------------------------------------------------
United Kingdom                             10.7%
------------------------------------------------
United States                              48.7%
------------------------------------------------
Other(2)                                    0.8%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
8  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Nestle (Switzerland)                        2.8%
------------------------------------------------
Microsoft (United States)                   2.8%
------------------------------------------------
IBM (United States)                         2.5%
------------------------------------------------
Johnson & Johnson ( United States)          2.3%
------------------------------------------------
Roche Holding (Switzerland)                 2.0%
------------------------------------------------
Vodafone Group (United Kingdom)             2.0%
------------------------------------------------
Oracle (United States)                      1.9%
------------------------------------------------
JPMorgan Chase & Co (United States)         1.9%
------------------------------------------------
Google Cl A (United States)                 1.8%
------------------------------------------------
Travelers Companies (United States)         1.8%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
10  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  969.80        $ 7.08         1.45%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.60        $ 7.25         1.45%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  967.10        $10.83         2.22%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.79        $11.08         2.22%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  966.90        $10.78         2.21%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.84        $11.03         2.21%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  974.90        $ 3.57          .73%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.17        $ 3.66          .73%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  970.60        $ 7.92         1.62%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.76        $ 8.10         1.62%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  971.70        $ 6.36         1.30%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.35        $ 6.51         1.30%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  972.70        $ 5.48         1.12%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.24        $ 5.61         1.12%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  974.20        $ 3.96          .81%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.78        $ 4.06          .81%

-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  972.60        $ 6.11         1.25%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.60        $ 6.26         1.25%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: -3.02% for Class A, -3.29% for Class B, -3.31% for Class C, -2.51% for Class I, -2.94% for Class R2, -2.83% for Class R3, -2.73% for Class R4, -2.58% for Class R5 and -2.74% for Class W.


--------------------------------------------------------------------------------
12  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (1.5%)
CSL                                                     243,953            $6,100,402
-------------------------------------------------------------------------------------

BERMUDA (1.9%)
Accenture Cl A                                          130,713             3,846,884
PartnerRe                                                59,008             4,023,756
                                                                      ---------------
Total                                                                       7,870,640
-------------------------------------------------------------------------------------

BRAZIL (1.7%)
Petroleo Brasileiro ADR                                 173,209             5,814,626
Redecard                                                 86,900             1,094,644
                                                                      ---------------
Total                                                                       6,909,270
-------------------------------------------------------------------------------------

CANADA (2.3%)
Barrick Gold                                            161,158             4,689,698
First Uranium                                           533,200(b,d)        2,870,323
Research In Motion                                       25,776(b)          1,791,432
                                                                      ---------------
Total                                                                       9,351,453
-------------------------------------------------------------------------------------

DENMARK (1.1%)
Vestas Wind Systems                                      66,464(b,d)        4,387,764
-------------------------------------------------------------------------------------

FINLAND (1.1%)
Nokia                                                   229,577(d)          3,320,647
Talvivaara Mining                                       457,779(b)          1,401,959
                                                                      ---------------
Total                                                                       4,722,606
-------------------------------------------------------------------------------------

FRANCE (0.9%)
France Telecom                                          169,200             3,777,370
-------------------------------------------------------------------------------------

GERMANY (6.4%)
Allianz                                                  71,261(d)          6,576,699
E.ON                                                    115,822(d)          3,929,916
K+S                                                      36,976(d)          2,228,858
Linde                                                    58,509(d)          4,671,219
MTU Aero Engines Holding                                 81,070             2,735,738
Siemens                                                  95,049(d)          6,418,703
                                                                      ---------------
Total                                                                      26,561,133
-------------------------------------------------------------------------------------

HONG KONG (3.0%)
Esprit Holdings                                         351,200             2,168,405
Great Eagle Holdings                                  2,234,607             3,108,306
Hongkong & Shanghai Hotels                            2,828,000             2,156,606
Sun Hung Kai Properties                                 496,000             5,168,067
                                                                      ---------------
Total                                                                      12,601,384
-------------------------------------------------------------------------------------

JAPAN (5.3%)
Canon                                                    64,100(d)          1,917,819
GOLDCREST                                                31,350               716,987
Honda Motor                                              92,500(d)          2,669,018
KDDI                                                        602             2,698,648
Mitsubishi Estate                                       315,000(d)          4,098,875
Nintendo                                                 23,300             6,217,335
Sony Financial Holdings                                   1,160(d)          3,635,331
                                                                      ---------------
Total                                                                      21,954,013
-------------------------------------------------------------------------------------

LUXEMBOURG (0.8%)
Millicom Intl Cellular                                   64,404             3,121,018
-------------------------------------------------------------------------------------

MEXICO (1.4%)
America Movil ADR Series L                              171,941             5,648,262
-------------------------------------------------------------------------------------

NETHERLANDS (0.4%)
Fugro                                                    46,713             1,688,547
-------------------------------------------------------------------------------------

PORTUGAL (0.7%)
Galp Energia Series B                                   207,367             2,771,629
-------------------------------------------------------------------------------------

SINGAPORE (1.2%)
DBS Group Holdings                                      803,000             5,156,134
-------------------------------------------------------------------------------------

SOUTH KOREA (1.0%)
Samsung Electronics                                       8,905             4,112,458
-------------------------------------------------------------------------------------

SPAIN (1.5%)
Inditex                                                  51,726             2,217,144
Telefonica                                              200,618             3,825,675
                                                                      ---------------
Total                                                                       6,042,819
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SWITZERLAND (7.4%)
Nestle                                                  351,870           $11,518,385
Novartis                                                167,733             6,378,385
Roche Holding                                            65,192(d)          8,254,002
Syngenta                                                 20,202             4,336,735
                                                                      ---------------
Total                                                                      30,487,507
-------------------------------------------------------------------------------------

UNITED KINGDOM (10.6%)
3i Group                                                373,060             1,771,711
Autonomy                                                220,077(b)          4,659,330
BG Group                                                396,370             6,409,588
Home Retail Group                                       491,937             1,832,265
HSBC Holdings                                           828,230             5,887,807
Intl Power                                              727,169             2,673,443
SOCO Intl                                                81,373(b)          1,490,425
Tesco                                                   805,913             4,020,545
Tullow Oil                                              585,770             6,989,413
Vodafone Group                                        4,375,066             8,071,612
                                                                      ---------------
Total                                                                      43,806,139
-------------------------------------------------------------------------------------

UNITED STATES (48.4%)
Adobe Systems                                           170,506(b)          4,663,339
American Tower Cl A                                      93,528(b)          2,970,449
Aon                                                      84,147             3,551,003
Arch Coal                                               120,855             1,688,344
Bank of America                                         184,947             1,651,577
Cisco Systems                                           266,876(b)          5,156,043
Cliffs Natural Resources                                 66,884             1,542,345
Coca-Cola                                               138,464             5,960,875
Comcast Cl A                                            264,698             4,092,231
CVS Caremark                                            119,558             3,799,553
Devon Energy                                             69,380             3,597,353
Diamond Offshore Drilling                                25,081             1,816,115
DIRECTV Group                                            87,581(b)          2,165,878
eBay                                                    100,216(b)          1,650,558
ENSCO Intl                                               43,229             1,222,516
Genzyme                                                  82,401(b)          4,394,446
Gilead Sciences                                          79,175(b)          3,626,215
Goldman Sachs Group                                      26,713             3,432,621
Google Cl A                                              18,415(b)          7,291,787
Humana                                                   92,641(b)          2,666,208
IBM                                                      97,457            10,058,537
Johnson & Johnson                                       179,460             9,396,525
JPMorgan Chase & Co                                     231,656             7,644,648
Juniper Networks                                        128,204(b)          2,775,617
KeyCorp                                                 202,214             1,243,616
Laboratory Corp of America Holdings                      79,579(b)          5,104,993
Lockheed Martin                                          41,173             3,233,316
Lowe's Companies                                        210,094             4,517,021
McAfee                                                  108,181(b)          4,061,115
Merck & Co                                               71,477             1,732,602
Microsoft                                               564,155            11,429,779
Norfolk Southern                                         50,695             1,808,798
Oracle                                                  413,632             7,999,643
PepsiCo                                                 105,278             5,238,633
Philip Morris Intl                                       80,913             2,929,051
Plum Creek Timber                                        72,720             2,510,294
Procter & Gamble                                        129,703             6,412,516
QUALCOMM                                                 83,080             3,515,946
Republic Services                                       146,266             3,071,586
Schering-Plough                                         147,736             3,400,883
St. Jude Medical                                         45,876(b)          1,537,764
Thermo Fisher Scientific                                129,193(b)          4,532,090
Travelers Companies                                     177,118             7,286,635
Ultra Petroleum                                          56,477(b)          2,417,216
Valero Energy                                           176,145             3,494,717
Walgreen                                                 97,392             3,061,031
Wal-Mart Stores                                         133,190             6,712,776
Walt Disney                                             145,340             3,182,946
WellPoint                                                67,228(b)          2,874,669
                                                                      ---------------
Total                                                                     200,124,419
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $506,104,391)                                                     $407,194,967
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%               3,297,171(e)         $3,297,171
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,297,171)                                                         $3,297,171
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
LOAN (8.6%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     35,676,279           $35,676,279
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $35,676,279)                                                       $35,676,279
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $545,077,841)(f)                                                  $446,168,417
=====================================================================================



SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2009:


                                        PERCENTAGE OF
INDUSTRY                                  NET ASSETS           VALUE
------------------------------------------------------------------------
Aerospace & Defense                          1.4%             $5,969,054
Automobiles                                  0.6               2,669,018
Beverages                                    2.7              11,199,508
Biotechnology                                3.4              14,121,063
Capital Markets                              1.3               5,204,332
Chemicals                                    2.7              11,236,812
Commercial Banks                             3.0              12,287,557
Commercial Services & Supplies               0.7               3,071,586
Communications Equipment                     4.0              16,559,685
Computers & Peripherals                      2.4              10,058,537
Diversified Financial Services               2.3               9,296,225
Diversified Telecommunication                                  7,603,045
  Services                                   1.8
Electric Utilities                           1.0               3,929,916
Electrical Equipment                         1.1               4,387,764
Energy Equipment & Services                  1.1               4,727,178
Food & Staples Retailing                     4.3              17,593,905
Food Products                                2.8              11,518,385
Health Care Equipment & Supplies             0.4               1,537,764
Health Care Providers & Services             2.6              10,645,870
Hotels, Restaurants & Leisure                0.5               2,156,606
Household Durables                           0.2                 716,987
Household Products                           1.6               6,412,516
Independent Power Producers & Energy                           2,673,443
  Traders                                    0.6
Industrial Conglomerates                     1.6               6,418,703
Insurance                                    6.1              25,073,424
Internet & Catalog Retail                    0.4               1,832,265


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                        PERCENTAGE OF
INDUSTRY                                  NET ASSETS           VALUE
------------------------------------------------------------------------
Internet Software & Services                 2.2%             $8,942,345
IT Services                                  1.2               4,941,528
Life Sciences Tools & Services               1.1               4,532,090
Media                                        2.3               9,441,055
Metals & Mining                              2.5              10,504,325
Office Electronics                           0.5               1,917,819
Oil, Gas & Consumable Fuels                  8.4              34,673,311
Pharmaceuticals                              7.1              29,162,397
Real Estate Investment Trusts (REITs)        0.6               2,510,294
Real Estate Management & Development         3.0              12,375,248
Road & Rail                                  0.4               1,808,798
Semiconductors & Semiconductor                                 4,112,458
  Equipment                                  1.0
Software                                     9.4              39,030,541
Specialty Retail                             2.2               8,902,570
Tobacco                                      0.7               2,929,051
Wireless Telecommunication Services          5.4              22,509,989
Other(1)                                     9.4              38,973,450
------------------------------------------------------------------------
Total                                                       $446,168,417
------------------------------------------------------------------------




(1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009



                          CURRENCY TO BE    CURRENCY TO BE    UNREALIZED     UNREALIZED
EXCHANGE DATE                DELIVERED         RECEIVED      APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------
May 1, 2009                    45,000,000         468,799       $12,405              $--
                             Japanese Yen     U.S. Dollar
----------------------------------------------------------------------------------------
May 5, 2009                       110,000          74,506           156               --
                         Singapore Dollar     U.S. Dollar
----------------------------------------------------------------------------------------
Total                                                           $12,561              $--
----------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.


--------------------------------------------------------------------------------
16  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(e) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(f) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $545,078,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $12,024,000
     Unrealized depreciation                        (110,934,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(98,910,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $446,168,417          $--         $--      $446,168,417
Other financial
  instruments*                        --       12,561          --            12,561
-----------------------------------------------------------------------------------
Total                       $446,168,417      $12,561         $--      $446,180,978
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
18  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $506,104,391)             $ 407,194,967
  Affiliated money market fund (identified cost $3,297,171)            3,297,171
  Investments of cash collateral received for securities on loan
    (identified cost $35,676,279)                                     35,676,279
--------------------------------------------------------------------------------
Total investments in securities (identified cost $545,077,841)       446,168,417
Foreign currency holdings (identified cost $1,260,106)                 1,271,705
Capital shares receivable                                                334,412
Dividends receivable                                                     948,104
Receivable for investment securities sold                                460,666
Reclaims receivable                                                      524,453
Unrealized appreciation on forward foreign currency contracts             12,561
--------------------------------------------------------------------------------
Total assets                                                         449,720,318
--------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                          677,225
Capital shares payable                                                   453,966
Payable upon return of securities loaned                              35,676,279
Accrued investment management services fees                                8,909
Accrued distribution fees                                                  3,358
Accrued transfer agency fees                                               3,657
Accrued administrative services fees                                         902
Accrued plan administration services fees                                     33
Other accrued expenses                                                   124,056
--------------------------------------------------------------------------------
Total liabilities                                                     36,948,385
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 412,771,933
--------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- $.01 par value                                    $     828,098
Additional paid-in capital                                           995,825,635
Undistributed net investment income                                    1,949,580
Accumulated net realized gain (loss)                                (486,992,260)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (98,839,120)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 412,771,933
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $  44,828,873
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
20  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $330,077,673           65,834,505                       $5.01(1)
Class B                     $ 36,028,030            7,647,765                       $4.71
Class C                     $  4,316,744              925,190                       $4.67
Class I                     $ 37,389,063            7,421,355                       $5.04
Class R2                    $      7,510                1,493                       $5.03
Class R3                    $      3,190                  634                       $5.03
Class R4                    $  4,943,310              977,543                       $5.06
Class R5                    $      3,195                  634                       $5.04
Class W                     $      3,218                  639                       $5.04
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $5.32. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)



INVESTMENT INCOME
Income:
Dividends                                                             5,635,292
Interest                                                                  1,110
Income distributions from affiliated money market fund                    9,561
Fee income from securities lending                                       79,339
  Less foreign taxes withheld                                          (374,202)
-------------------------------------------------------------------------------
Total income                                                          5,351,100
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,230,184
Distribution fees
  Class A                                                               412,371
  Class B                                                               181,306
  Class C                                                                20,943
  Class R2                                                                   12
  Class R3                                                                    4
  Class W                                                                     4
Transfer agency fees
  Class A                                                               612,972
  Class B                                                                71,706
  Class C                                                                 8,024
  Class R2                                                                    1
  Class R4                                                                1,141
  Class W                                                                     3
Administrative services fees                                            152,884
Plan administration services fees
  Class R2                                                                    6
  Class R3                                                                    4
  Class R4                                                                5,707
Compensation of board members                                             6,749
Custodian fees                                                           58,680
Printing and postage                                                     57,830
Registration fees                                                        35,460
Professional fees                                                        24,973
Other                                                                     7,448
-------------------------------------------------------------------------------
Total expenses                                                        2,888,412
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                             (155)
  Earnings and bank fee credits on cash balances                            (80)
-------------------------------------------------------------------------------
Total net expenses                                                    2,888,177
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       2,462,923

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(78,575,591)
  Foreign currency transactions                                        (129,618)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (78,705,209)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         61,636,370
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (17,068,839)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(14,605,916)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2009  OCT. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  2,462,923  $   3,912,229
Net realized gain (loss) on investments                                 (78,705,209)   (64,341,389)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     61,636,370   (324,354,761)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (14,605,916)  (384,783,921)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (2,998,257)    (2,895,413)
    Class I                                                                     (51)            --
    Class R2                                                                    (30)           (16)
    Class R3                                                                    (39)           (28)
    Class R4                                                                (51,643)       (51,464)
    Class R5                                                                    (46)           (43)
    Class W                                                                     (29)           (24)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (3,050,095)    (2,946,988)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         25,058,763    122,218,532
  Class B shares                                                          2,190,599     19,744,662
  Class C shares                                                            748,360      2,778,659
  Class I shares                                                         35,603,782          5,000
  Class R2 shares                                                             3,873             --
  Class R4 shares                                                           706,630      2,142,353
Reinvestment of distributions at net asset value
  Class A shares                                                          2,935,531      2,842,402
  Class R2 shares                                                                 1             --
  Class R4 shares                                                            51,643         51,464
Payments for redemptions
  Class A shares                                                        (60,970,138)  (144,969,040)
  Class B shares                                                         (6,562,302)   (38,846,306)
  Class C shares                                                           (993,804)    (2,137,746)
  Class I shares                                                            (89,564)            --
  Class R4 shares                                                          (690,521)    (2,469,638)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (2,007,147)   (38,639,658)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (19,663,158)  (426,370,567)
Net assets at beginning of period                                       432,435,091    858,805,658
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $412,771,933  $ 432,435,091
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  1,949,580  $   2,536,752
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.21        $9.61        $7.52        $6.23        $5.16
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .05(b)       .02(b)       .01          .02
Net gains (losses) (both realized and
 unrealized)                                          (.19)       (4.41)        2.13         1.30         1.08
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.16)       (4.36)        2.15         1.31         1.10
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.04)        (.06)        (.02)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.01        $5.21        $9.61        $7.52        $6.23
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $330         $380         $737         $608         $446
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.45%(e)     1.46%        1.39%        1.51%        1.57%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.32%(e)      .65%         .28%         .23%         .33%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          97%         100%         112%          93%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                     (3.02%)(g)  (45.55%)      28.82%       21.01%       21.48%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.87        $9.02        $7.06        $5.88        $4.87
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)      (.01)(b)     (.04)(b)     (.01)        (.02)
Net gains (losses) (both realized and
 unrealized)                                          (.17)       (4.14)        2.00         1.19         1.03
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.16)       (4.15)        1.96         1.18         1.01
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --           --          .00(c)        --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.71        $4.87        $9.02        $7.06        $5.88
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $36          $42         $104         $110         $102
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                2.22%(f)     2.23%        2.15%        2.28%        2.34%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .54%(f)     (.11%)       (.45%)       (.54%)       (.41%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          97%         100%         112%          93%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                     (3.29%)(h)  (46.01%)      27.81%       20.07%       20.74%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.83        $8.93        $7.02        $5.85        $4.85
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)      (.01)(b)     (.04)(b)     (.01)        (.02)
Net gains (losses) (both realized and
 unrealized)                                          (.17)       (4.09)        1.98         1.18         1.03
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.16)       (4.10)        1.94         1.17         1.01
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    --           --         (.03)          --         (.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.67        $4.83        $8.93        $7.02        $5.85
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $5           $8           $6           $2
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.21%(e)     2.22%        2.15%        2.27%        2.33%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .57%(e)     (.09%)       (.48%)       (.50%)       (.53%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          97%         100%         112%          93%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                     (3.31%)(g)  (45.91%)      27.76%       20.03%       20.89%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)      2008(b)
Net asset value, beginning of period                 $5.25        $7.47
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .09          .03
Net gains (losses) (both realized and
 unrealized)                                          (.22)       (2.25)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.13)       (2.22)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.04        $5.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $37          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 .73%(f)      .85%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.74%(f)     1.55%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          97%
--------------------------------------------------------------------------------------------------------------
Total return                                        (2.51%)(g)  (29.72%)(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $5.23        $9.62        $7.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03          .05         (.01)
Net gains (losses) (both realized and
 unrealized)                                          (.18)       (4.42)        1.84
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.15)       (4.37)        1.83
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.02)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.03        $5.23        $9.62
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.62%(f)     1.79%        1.74%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.54%(f)     1.54%        1.74%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.48%(f)      .57%        (.13%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          97%         100%
--------------------------------------------------------------------------------------------------------------
Total return                                        (2.94%)(i)  (45.48%)      23.41%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $5.24        $9.65        $7.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .04          .06          .01
Net gains (losses) (both realized and
 unrealized)                                          (.19)       (4.43)        1.85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.15)       (4.37)        1.86
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.04)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.03        $5.24        $9.65
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.30%(f)     1.54%        1.49%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.17%(f)     1.29%        1.49%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.63%(f)      .82%         .12%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          97%         100%
--------------------------------------------------------------------------------------------------------------
Total return                                        (2.83%)(i)  (45.43%)      23.80%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $5.26        $9.70        $7.60        $6.29        $5.20
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .07(b)       .04(b)       .02          .04
Net gains (losses) (both realized and
 unrealized)                                          (.18)       (4.46)        2.13         1.31         1.09
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.14)       (4.39)        2.17         1.33         1.13
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.05)        (.07)        (.02)        (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.06        $5.26        $9.70        $7.60        $6.29
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $5           $5          $10           $9           $6
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.12%(e)     1.29%        1.23%        1.32%        1.38%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.12%(e)     1.28%        1.23%        1.32%        1.38%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.68%(e)      .83%         .45%         .44%         .49%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          97%         100%         112%          93%
--------------------------------------------------------------------------------------------------------------
Total return                                        (2.73%)(h)  (45.47%)      28.85%       21.26%       21.90%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008     2007(b)
Net asset value, beginning of period                 $5.25        $9.69        $7.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .05          .08          .05
Net gains (losses) (both realized and
 unrealized)                                          (.19)       (4.45)        1.85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.14)       (4.37)        1.90
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.07)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.04        $5.25        $9.69
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 .81%(f)     1.04%         .99%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.99%(f)     1.07%         .62%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          97%         100%
--------------------------------------------------------------------------------------------------------------
Total return                                        (2.58%)(g)  (45.40%)      24.33%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)          2008     2007(b)
Net asset value, beginning of period                 $5.23        $9.66        $7.83
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .04          .05          .02
Net gains (losses) (both realized and
 unrealized)                                          (.18)       (4.44)        1.91
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.14)       (4.39)        1.93
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.04)        (.10)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.04        $5.23        $9.66
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                1.25%(f)     1.43%        1.39%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.54%(f)      .68%         .20%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                34%          97%         100%
--------------------------------------------------------------------------------------------------------------
Total return                                        (2.74%)(g)  (45.62%)      24.87%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits in the periods in which they occurred were less than 0.01% of average net assets.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Threadneedle Global Equity Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities, including companies located in developed and emerging countries.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R3, Class R5 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
34  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Nov. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an

--------------------------------------------------------------------------------
36  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings consisted of multiple denominations, primarily European monetary units.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods

--------------------------------------------------------------------------------
38  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Global Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

zero. The adjustment decreased the management fee by $281,841 for the six months ended April 30, 2009. The management fee for the six months ended April 30, 2009 was 0.64% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, other expenses paid to this company were $1,731.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and

--------------------------------------------------------------------------------
40  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $1,532,000 and $63,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $178,569 for Class A, $16,662 for Class B and $840 for Class C for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

(excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R2............................................  1.54%
Class R3............................................  1.17
Class R4............................................  1.12


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4............................................  $26


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2...........................................  $  2
Class R3...........................................     2
Class R4...........................................   125


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class R4............................................  1.27%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended April 30, 2009, the Fund's transfer agency fees were reduced by $80 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. For the period from Nov. 1, 2008 to Dec. 15, 2008, the Fund paid custodian fees amounting to $4,966 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $133,895,175 and $136,958,904, respectively, for the six


--------------------------------------------------------------------------------
42  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED APRIL 30, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 5,221,383     593,037     (13,020,305)      (7,205,885)
Class B                   489,826          --      (1,496,723)      (1,006,897)
Class C                   169,475          --        (229,736)         (60,261)
Class I                 7,438,916          --         (18,227)       7,420,689
Class R2                      859          --              --              859
Class R4                  148,458      10,349        (144,838)          13,969
----------------------------------------------------------------------------------


                                        YEAR ENDED OCT. 31, 2008*
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                15,480,435     328,601     (19,420,602)      (3,611,566)
Class B                 2,606,662          --      (5,461,285)      (2,854,623)
Class C                   381,563          --        (318,939)          62,624
Class I                       666          --              --              666
Class R4                  264,404       5,909        (319,876)         (49,563)
----------------------------------------------------------------------------------


* Class I is for the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance, are disclosed in the Statement of Assets and Liabilities along with the

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


related obligation to return the collateral upon return of the securities loaned. At April 30, 2009, securities valued at $44,828,873 were on loan, secured by U.S. government securities valued at $10,444,975 and by cash collateral of $35,676,279 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $79,339 earned from securities lending from Dec. 1, 2008 through April 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $88,572,187 and $91,898,575, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the

--------------------------------------------------------------------------------
44  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $404,243,287 at Oct. 31, 2008, that if not offset by capital gains will expire as follows:

    2009            2010            2011           2016
$170,490,067    $143,634,885    $30,509,951    $59,608,384


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.


--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual

--------------------------------------------------------------------------------
46  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
48  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), RiverSource Investments provides investment advice and other services to the Fund and all funds in the RiverSource Family of Funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between RiverSource Investments and Threadneedle International Limited (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2009, including reports based on data provided by independent organizations to assist the Board in making these determinations. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 7-8, 2009 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, the large investment made in the acquisition of J. & W. Seligman & Co. Incorporated, including its portfolio management operations, personnel and infrastructure (including the addition of two new offices in New York City and Palo Alto). Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates, including the Subadviser), and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered RiverSource Investments' ability to retain key personnel and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods, recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2007 to December 2008. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and the exceptionally challenging market conditions involved. Further, the Board noted that the portfolio management team's long-term track record remains solid. Additionally, the Board reviewed the performance of the Subadviser and RiverSource Investments' processes for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization)

--------------------------------------------------------------------------------
50  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided.

--------------------------------------------------------------------------------
                   THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT  51

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


In reaching this conclusion, no single factor was determinative. On April 8, 2009, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
52  THREADNEEDLE GLOBAL EQUITY FUND -- 2009 SEMIANNUAL REPORT

THREADNEEDLE GLOBAL EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. RiverSource Investments employs
                           Threadneedle as a subadviser. Threadneedle(R) mutual funds are distributed by RiverSource Distributors, Inc., and
                           RiverSource Fund Distributors, Inc., Members FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource and
                           Threadneedle are part of Ameriprise Financial, Inc.
(THREADNEEDLE LOGO)        (C)2009 RiverSource Investments, LLC.                               S-6451 X (6/09)

Semiannual Report
                                                             (THREADNEEDLE LOGO)

THREADNEEDLE
GLOBAL EQUITY INCOME FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


THREADNEEDLE GLOBAL EQUITY INCOME FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT
INCOME AND SECONDARILY, GROWTH OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   16

Statement of Operations............   18

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   22

Notes to Financial Statements......   30

Proxy Voting.......................   45



RIVERSOURCE FAMILY OF FUNDS
Threadneedle Funds are a part of the RiverSource family of funds that includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
             THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle Global Equity Income Fund (the Fund) Class A shares declined
  6.39% (excluding sales charge) for the six months ended April 30, 2009.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) All Country World Index, which fell 3.00% for the six month period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                          Since
                                                       inception*
                                            6 months*    8/1/08
-----------------------------------------------------------------
Threadneedle Global Equity Income Fund
  Class A (excluding sales charge)            -6.39%     -31.78%
-----------------------------------------------------------------
MSCI All Country World Index(1)
  (unmanaged)                                 -3.00%     -32.60%
-----------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) All Country World Index, an unmanaged index of equity securities, is designed to measure equity market performance in the global developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                           SINCE
Without sales charge                         6 MONTHS*  INCEPTION*
Class A (inception 8/1/08)                     -6.39%     -31.78%
------------------------------------------------------------------
Class B (inception 8/1/08)                     -6.78%     -32.09%
------------------------------------------------------------------
Class C (inception 8/1/08)                     -6.76%     -32.10%
------------------------------------------------------------------
Class I (inception 8/1/08)                     -6.24%     -31.56%
------------------------------------------------------------------
Class R2 (inception 8/1/08)                    -6.51%     -31.84%
------------------------------------------------------------------
Class R3 (inception 8/1/08)                    -6.38%     -31.73%
------------------------------------------------------------------
Class R4 (inception 8/1/08)                    -6.31%     -31.65%
------------------------------------------------------------------
Class R5 (inception 8/1/08)                    -6.27%     -31.59%
------------------------------------------------------------------

With sales charge
Class A (inception 8/1/08)                    -11.73%     -35.72%
------------------------------------------------------------------
Class B (inception 8/1/08)                    -11.42%     -35.47%
------------------------------------------------------------------
Class C (inception 8/1/08)                     -7.69%     -32.78%
------------------------------------------------------------------




--------------------------------------------------------------------------------
             THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AT MARCH 31, 2009
                                                           SINCE
Without sales charge                         6 MONTHS*  INCEPTION*
Class A (inception 8/1/08)                    -28.81%     -37.15%
------------------------------------------------------------------
Class B (inception 8/1/08)                    -29.11%     -37.45%
------------------------------------------------------------------
Class C (inception 8/1/08)                    -29.10%     -37.46%
------------------------------------------------------------------
Class I (inception 8/1/08)                    -28.71%     -37.05%
------------------------------------------------------------------
Class R2 (inception 8/1/08)                   -28.90%     -37.30%
------------------------------------------------------------------
Class R3 (inception 8/1/08)                   -28.81%     -37.20%
------------------------------------------------------------------
Class R4 (inception 8/1/08)                   -28.76%     -37.12%
------------------------------------------------------------------
Class R5 (inception 8/1/08)                   -28.73%     -37.07%
------------------------------------------------------------------

With sales charge
Class A (inception 8/1/08)                    -32.94%     -40.78%
------------------------------------------------------------------
Class B (inception 8/1/08)                    -32.64%     -40.56%
------------------------------------------------------------------
Class C (inception 8/1/08)                    -29.81%     -38.08%
------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

 *Not annualized.
**For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
4  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                    Total fund  Net fund
                     expenses   expenses
----------------------------------------
Class A                4.62%      1.45%
----------------------------------------
Class B                5.38%      2.21%
----------------------------------------
Class C                5.37%      2.20%
----------------------------------------
Class I                4.12%      1.05%
----------------------------------------
Class R2               4.92%      1.85%
----------------------------------------
Class R3               4.67%      1.60%
----------------------------------------
Class R4               4.44%      1.35%
----------------------------------------
Class R5               4.17%      1.10%
----------------------------------------
----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.45% for Class A, 2.21% for Class B, 2.20% for Class C, 1.05% for Class I, 1.85% for Class R2, 1.60% for Class R3, 1.35% for Class R4 and 1.10% for Class R5.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
             THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY DIVERSIFICATION(1) (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Australia                                   1.2%
------------------------------------------------
Brazil                                      4.0%
------------------------------------------------
Czech Republic                              0.5%
------------------------------------------------
Denmark                                     0.4%
------------------------------------------------
Finland                                     5.2%
------------------------------------------------
France                                      4.2%
------------------------------------------------
Germany                                     6.7%
------------------------------------------------
Greece                                      1.1%
------------------------------------------------
Hong Kong                                   7.0%
------------------------------------------------
Italy                                       3.0%
------------------------------------------------
Japan                                       4.6%
------------------------------------------------
Jersey                                      1.4%
------------------------------------------------
Mexico                                      1.1%
------------------------------------------------
Netherlands                                 1.8%
------------------------------------------------
Norway                                      0.8%
------------------------------------------------
Singapore                                   2.0%
------------------------------------------------
Spain                                       2.8%
------------------------------------------------
Sweden                                      3.4%
------------------------------------------------
Taiwan                                      4.3%
------------------------------------------------
United Kingdom                             17.1%
------------------------------------------------
United States                              25.6%
------------------------------------------------
Other(2)                                    1.8%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Packaging Corp of America (United States)   2.4%
------------------------------------------------
BP (United Kingdom)                         2.3%
------------------------------------------------
BP Prudhoe Bay Royalty Trust (United
  States)                                   2.1%
------------------------------------------------
Ono Pharmaceutical (Japan)                  2.0%
------------------------------------------------
DBS Group Holdings (Singapore)              1.8%
------------------------------------------------
Admiral Group (United Kingdom)              1.7%
------------------------------------------------
Bristol-Myers Squibb (United States)        1.7%
------------------------------------------------
Kinder Morgan Energy Partners LP (United
  States)                                   1.7%
------------------------------------------------
Eni (Italy)                                 1.6%
------------------------------------------------
Pearson (United Kingdom)                    1.6%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
             THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  936.10        $ 7.10         1.48%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.46        $ 7.40         1.48%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  932.20        $10.73         2.24%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.69        $11.18         2.24%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  932.40        $10.68         2.23%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.74        $11.13         2.23%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  937.60        $ 5.14         1.07%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.49        $ 5.36         1.07%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  934.90        $ 8.97         1.87%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.52        $ 9.35         1.87%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  936.20        $ 7.78         1.62%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.76        $ 8.10         1.62%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  936.90        $ 6.58         1.37%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.00        $ 6.85         1.37%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  937.30        $ 5.38         1.12%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.24        $ 5.61         1.12%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: -6.39% for Class A, -6.78% for Class B, -6.76% for Class C, -6.24% for Class I, -6.51% for Class R2, -6.38% for Class R3, -6.31% for Class R4 and -6.27% for Class R5.


--------------------------------------------------------------------------------
             THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (93.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (1.2%)
Telstra                                               101,667                $245,961
-------------------------------------------------------------------------------------

BRAZIL (4.0%)
Cia de Bebidas das Americas                             6,600                 371,328
Cia Vale do Rio Doce ADR                               21,076                 289,373
Petroleo Brasileiro                                     7,800                 105,636
Redecard                                                6,400                  80,618
                                                                      ---------------
Total                                                                         846,955
-------------------------------------------------------------------------------------

CZECH REPUBLIC (0.5%)
Telefonica O2 Czech Republic GDR                        4,722                 101,776
-------------------------------------------------------------------------------------

DENMARK (0.4%)
TrygVesta                                               1,687                  93,234
-------------------------------------------------------------------------------------

FINLAND (3.6%)
Nokia                                                  13,647(e)              197,393
Sampo Series A                                         18,987                 357,549
Wartsila                                                6,295                 210,261
                                                                      ---------------
Total                                                                         765,203
-------------------------------------------------------------------------------------

FRANCE (4.1%)
France Telecom                                          8,548                 190,833
Total                                                   5,979                 303,397
Vivendi                                                13,959(e)              378,134
                                                                      ---------------
Total                                                                         872,364
-------------------------------------------------------------------------------------

GERMANY (6.6%)
Allianz                                                 3,294(e)              304,004
BASF                                                    7,810(e)              295,281
Bayer                                                   4,162(e)              207,147
Deutsche Telekom                                       13,917(e)              168,332
E.ON                                                    7,177(e)              243,520
K+S                                                     3,157(e)              190,299
                                                                      ---------------
Total                                                                       1,408,583
-------------------------------------------------------------------------------------

GREECE (1.1%)
OPAP                                                    7,508                 232,893
-------------------------------------------------------------------------------------

HONG KONG (6.9%)
Champion REIT                                         872,000(e)              201,406
CNOOC                                                 264,000(e)              296,024
Esprit Holdings                                        59,200                 365,517
Great Eagle Holdings                                  118,000                 164,136
Hang Lung Properties                                   60,000                 170,712
Sun Hung Kai Properties                                26,000                 270,907
                                                                      ---------------
Total                                                                       1,468,702
-------------------------------------------------------------------------------------

ITALY (2.8%)
Eni                                                    18,091                 393,824
Snam Rete Gas                                          24,069                  95,555
Telecom Italia                                         92,158                 117,445
                                                                      ---------------
Total                                                                         606,824
-------------------------------------------------------------------------------------

JAPAN (4.5%)
Nintendo                                                1,100                 293,522
Ono Pharmaceutical                                     11,400(e)              483,291
Oracle Japan                                            5,500(e)              193,562
                                                                      ---------------
Total                                                                         970,375
-------------------------------------------------------------------------------------

MEXICO (1.0%)
Grupo Continental                                     124,300                 220,099
-------------------------------------------------------------------------------------

NETHERLANDS (1.7%)
Aegon                                                  33,314                 171,935
Royal Dutch Shell Series B                              8,731                 201,123
                                                                      ---------------
Total                                                                         373,058
-------------------------------------------------------------------------------------

NORWAY (0.8%)
StatoilHydro                                            9,100(e)              173,180
-------------------------------------------------------------------------------------

SINGAPORE (2.0%)
DBS Group Holdings                                     66,500                 427,003
-------------------------------------------------------------------------------------

SPAIN (2.8%)
Inditex                                                 5,589                 239,563
Telefonica                                             18,330                 349,543
                                                                      ---------------
Total                                                                         589,106
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SWEDEN (3.4%)
Holmen Series B                                         6,474(e)             $144,563
Skanska Series B                                       20,313                 221,738
SKF Group Series B                                     32,001(e)              355,297
                                                                      ---------------
Total                                                                         721,598
-------------------------------------------------------------------------------------

TAIWAN (4.2%)
Chunghwa Telecom ADR                                   14,468                 273,445
Delta Electronics                                     102,000                 222,752
HTC                                                    12,000                 162,609
Hung Poo Real Estate Development                      252,000                 233,623
                                                                      ---------------
Total                                                                         892,429
-------------------------------------------------------------------------------------

UNITED KINGDOM (16.8%)
Admiral Group                                          29,823                 401,956
AstraZeneca                                             5,598                 197,529
BP                                                     76,969                 549,443
British American Tobacco                               12,648                 306,697
Cable & Wireless                                       66,991                 148,668
GlaxoSmithKline                                        15,683                 243,396
Home Retail Group                                      48,141                 179,306
Intl Power                                             63,895                 234,911
Natl Grid                                              31,152                 260,171
Pearson                                                36,581                 382,364
RSA Insurance Group                                    58,508                 113,569
Vodafone Group                                        172,017                 317,356
Wincanton                                             106,124                 251,213
                                                                      ---------------
Total                                                                       3,586,579
-------------------------------------------------------------------------------------

UNITED STATES (24.7%)
AllianceBernstein Holding LP                            3,383                  59,270
Altria Group                                           20,371                 332,659
AT&T                                                   14,661                 375,615
BP Prudhoe Bay Royalty Trust                            7,827                 504,843
Bristol-Myers Squibb                                   20,924                 401,741
CenturyTel                                             10,401                 282,387
Coca-Cola                                               5,601                 241,123
Diamond Offshore Drilling                               3,784                 273,999
Jabil Circuit                                          28,530                 231,093
KeyCorp                                                26,603                 163,608
Kinder Morgan Energy Partners LP                        8,329                 397,793
Merck & Co                                             15,338                 371,793
Packaging Corp of America                              35,668                 566,051
Parkway Properties                                      6,566                  91,070
Pfizer                                                 18,214                 243,339
Philip Morris Intl                                      8,405                 304,261
Plum Creek Timber                                       4,956                 171,082
Reynolds American                                       6,741                 256,023
                                                                      ---------------
Total                                                                       5,267,750
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $21,271,032)                                                       $19,863,672
-------------------------------------------------------------------------------------



OTHER (0.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
BRAZIL (--%)
Cia de Bebidas das Americas
 Rights                                                    20(b)                 $257
-------------------------------------------------------------------------------------

ITALY (0.1%)
Snam Rete Gas
 Rights                                                22,055(b)               16,928
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $20,990)                                                               $17,185
-------------------------------------------------------------------------------------





BONDS (3.4%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FINLAND (1.5%)
Talvivaara Mining
 Sr Unsecured
 (European Monetary Unit) Cv
 05-20-13                            5.25%             500,000               $322,567
-------------------------------------------------------------------------------------

JERSEY (1.4%)
Intl Power Finance III
 (European Monetary Unit) Cv
 06-05-15                            4.75              300,000                296,284
-------------------------------------------------------------------------------------

UNITED STATES (0.5%)
Micron Technology
 06-01-14                            1.88             $200,000                114,000
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $614,294)                                                             $732,851
-------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MONEY MARKET FUND (1.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                373,939(d)            $373,939
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $373,939)                                                             $373,939
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (14.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     3,025,558             $3,025,558
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $3,025,558)                                                         $3,025,558
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $25,305,813)(f)                                                    $24,013,205
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2009:

                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS        VALUE
-----------------------------------------------------------------------
Air Freight & Logistics                          1.2%          $251,213
Beverages                                        3.9            832,807
Capital Markets                                  0.3             59,270
Chemicals                                        2.3            485,580
Commercial Banks                                 2.8            590,611
Communications Equipment                         0.9            197,393
Computers & Peripherals                          0.8            162,609
Construction & Engineering                       1.0            221,738
Containers & Packaging                           2.6            566,051
Diversified Telecommunication Services          10.6          2,254,005
Electric                                         1.4            296,284
Electric Utilities                               1.1            243,520
Electronic Equipment, Instruments &
  Components                                     2.1            453,845
Energy Equipment & Services                      1.3            273,999
Gas Utilities                                    0.5            112,483
Hotels, Restaurants & Leisure                    1.1            232,893
Independent Power Producers & Energy
  Traders                                        1.1            234,911
Insurance                                        6.8          1,442,247
Internet & Catalog Retail                        0.8            179,306
IT Services                                      0.4             80,618
Machinery                                        2.7            565,558
Media                                            3.6            760,498
Metals                                           1.5            322,567
Metals & Mining                                  1.4            289,373
Multi-Utilities                                  1.2            260,171
Oil, Gas & Consumable Fuels                     13.7          2,925,263


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS        VALUE
-----------------------------------------------------------------------
Paper & Forest Products                          0.7%          $144,563
Pharmaceuticals                                 10.1          2,148,236
Real Estate Investment Trusts (REITs)            2.2            463,558
Real Estate Management & Development             3.9            839,378
Software                                         2.3            487,084
Specialty Retail                                 2.8            605,080
Technology                                       0.5            114,000
Tobacco                                          5.6          1,199,640
Wireless Telecommunication Services              1.5            317,356
Other(1)                                        15.9          3,399,497
-----------------------------------------------------------------------
Total                                                       $24,013,205
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2009



                           CURRENCY TO BE    CURRENCY TO BE    UNREALIZED     UNREALIZED
EXCHANGE DATE                DELIVERED          RECEIVED      APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------
May 5, 2009                         14,193          10,356         $45            $--
                         Australian Dollar     U.S. Dollar



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(e) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(f) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $25,306,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $789,000
     Unrealized depreciation                          (2,082,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(1,293,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                           --------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Investments in securities     $23,178,578      $512,061     $322,566    $24,013,205
Other financial
  instruments*                         --            45           --             45
-----------------------------------------------------------------------------------
Total                         $23,178,578      $512,106     $322,566    $24,013,250
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                 INVESTMENTS IN
                                                   SECURITIES
---------------------------------------------------------------
Balance as of Oct. 31, 2008                              $--
  Accrued discounts/premiums                          14,532
  Realized gain (loss)                                    --
  Change in unrealized appreciation
    (depreciation)                                    55,707
  Net purchases (sales)                              252,327
  Transfers in and/or out of Level 3                      --
---------------------------------------------------------------
Balance as of April 30, 2009                        $322,566
---------------------------------------------------------------





--------------------------------------------------------------------------------
14  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $21,906,316)              $20,613,708
  Affiliated money market fund (identified cost $373,939)              373,939
  Investments of cash collateral received for securities on loan
    (identified cost $3,025,558)                                     3,025,558
------------------------------------------------------------------------------
Total investments in securities (identified cost $25,305,813)       24,013,205
Cash                                                                    53,503
Foreign currency holdings (identified cost $243,717)                   247,233
Capital shares receivable                                               24,983
Dividends and accrued interest receivable                              166,923
Unrealized appreciation on forward foreign currency contracts               45
------------------------------------------------------------------------------
Total assets                                                        24,505,892
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   8,823
Payable for investment securities purchased                             52,085
Payable upon return of securities loaned                             3,025,558
Accrued investment management services fees                                462
Accrued distribution fees                                                  167
Accrued transfer agency fees                                               110
Accrued administrative services fees                                        46
Other accrued expenses                                                  84,593
------------------------------------------------------------------------------
Total liabilities                                                    3,171,844
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $21,334,048
------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    31,681
Additional paid-in capital                                          24,447,059
Undistributed net investment income                                    209,675
Accumulated net realized gain (loss)                                (2,066,413)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (1,287,954)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $21,334,048
------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 2,936,066
------------------------------------------------------------------------------




--------------------------------------------------------------------------------
16  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $15,768,644            2,341,589                       $6.73(1)
Class B                     $ 1,951,989              290,472                       $6.72
Class C                     $   260,802               38,805                       $6.72
Class I                     $ 3,324,298              493,000                       $6.74
Class R2                    $     6,739                1,000                       $6.74
Class R3                    $     6,740                1,000                       $6.74
Class R4                    $     8,094                1,201                       $6.74
Class R5                    $     6,742                1,000                       $6.74
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $7.14. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $   424,725
Interest                                                           44,634
Income distributions from affiliated money market fund              1,632
Fee income from securities lending                                  9,866
  Less foreign taxes withheld                                     (27,847)
-------------------------------------------------------------------------
Total income                                                      453,010
-------------------------------------------------------------------------
Expenses:
Investment management services fees                                68,268
Distribution fees
  Class A                                                          14,822
  Class B                                                           6,412
  Class C                                                             871
  Class R2                                                             16
  Class R3                                                              8
Transfer agency fees
  Class A                                                          13,678
  Class B                                                           1,589
  Class C                                                             208
  Class R2                                                              2
  Class R3                                                              2
  Class R4                                                              3
  Class R5                                                              2
Administrative services fees                                        6,610
Plan administration services fees
  Class R2                                                              8
  Class R3                                                              8
  Class R4                                                             13
Compensation of board members                                         305
Custodian fees                                                     75,632
Printing and postage                                               26,640
Registration fees                                                  20,158
Professional fees                                                  19,706
Other                                                               3,732
-------------------------------------------------------------------------
Total expenses                                                    258,693
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                               (137,486)
-------------------------------------------------------------------------
Total net expenses                                                121,207
-------------------------------------------------------------------------
Investment income (loss) -- net                                   331,803

-------------------------------------------------------------------------


--------------------------------------------------------------------------------
18  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                       $(1,836,321)
  Foreign currency transactions                                   (16,248)
-------------------------------------------------------------------------
Net realized gain (loss) on investments                        (1,852,569)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                         1,112,982
-------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (739,587)
-------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $  (407,784)
-------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                                FOR THE PERIOD FROM
                                                              SIX MONTHS ENDED     AUG. 1, 2008* TO
                                                                APRIL 30, 2009        OCT. 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   331,803          $    73,347
Net realized gain (loss) on investments                             (1,852,569)            (267,462)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                              1,112,982           (2,378,855)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                          (407,784)          (2,572,970)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                            (86,761)             (10,316)
    Class B                                                             (5,338)                (993)
    Class C                                                               (805)                (166)
    Class I                                                            (28,086)             (12,568)
    Class R2                                                               (39)                 (13)
    Class R3                                                               (47)                 (17)
    Class R4                                                               (63)                 (25)
    Class R5                                                               (55)                 (25)
  Tax return of capital
    Class A                                                                 --                 (506)
    Class B                                                                 --                  (59)
    Class C                                                                 --                  (12)
    Class I                                                                 --                 (555)
    Class R2                                                                --                   (1)
    Class R3                                                                --                   (1)
    Class R4                                                                --                   (1)
    Class R5                                                                --                   (1)
---------------------------------------------------------------------------------------------------
Total distributions                                                   (121,194)             (25,259)

---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                                FOR THE PERIOD FROM
                                                              SIX MONTHS ENDED     AUG. 1, 2008* TO
                                                                APRIL 30, 2009        OCT. 31, 2008
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   $12,336,902          $ 6,965,441
  Class B shares                                                     1,364,080              763,341
  Class C shares                                                       222,687               96,736
  Class R4 shares                                                        6,500                2,000
Reinvestment of distributions at net asset value
  Class A shares                                                        85,396               10,418
  Class B shares                                                         5,308                1,033
  Class C shares                                                           691                  161
  Class R4 shares                                                           11                    4
Payments for redemptions
  Class A shares                                                    (1,801,422)            (459,003)
  Class B shares                                                       (70,316)                  --
  Class C shares                                                       (20,168)             (22,899)
  Class R4 shares                                                       (5,717)                  --
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      12,123,952            7,357,232
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             11,594,974            4,759,003
Net assets at beginning of period                                    9,739,074            4,980,071**
---------------------------------------------------------------------------------------------------
Net assets at end of period                                        $21,334,048          $ 9,739,074
---------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                           $   209,675          $      (934)
---------------------------------------------------------------------------------------------------


 *  When shares became publicly available.
** Initial capital of $5,000,000 was contributed on July 24, 2008. The Fund had a decrease in net assets resulting from operations of $19,929 during the period from July 24, 2008 to Aug. 1, 2008 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)      2008(b)
Net asset value, beginning of period                 $7.24        $9.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .13          .07
Net gains (losses) (both realized and
 unrealized)                                          (.59)       (2.77)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.46)       (2.70)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.02)
Tax return of capital                                   --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.73        $7.24
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $16           $5
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             3.19%(f)     4.71%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.48%(f)     1.45%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.01%(f)     3.78%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%          10%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (6.39%)(i)  (27.12%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)      2008(b)
Net asset value, beginning of period                 $7.24        $9.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .11          .06
Net gains (losses) (both realized and
 unrealized)                                          (.60)       (2.76)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.49)       (2.70)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.02)
Tax return of capital                                   --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.72        $7.24
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             4.07%(f)     5.48%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         2.24%(f)     2.21%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.53%(f)     3.11%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%          10%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (6.78%)(i)  (27.15%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)      2008(b)
Net asset value, beginning of period                 $7.24        $9.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .11          .07
Net gains (losses) (both realized and
 unrealized)                                          (.60)       (2.77)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.49)       (2.70)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)        (.02)
Tax return of capital                                   --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.72        $7.24
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             4.02%(f)     5.15%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         2.23%(f)     2.21%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.39%(f)     3.31%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%          10%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (6.76%)(i)  (27.18%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)      2008(b)
Net asset value, beginning of period                 $7.25        $9.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .14          .09
Net gains (losses) (both realized and
 unrealized)                                          (.59)       (2.77)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.45)       (2.68)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.03)
Tax return of capital                                   --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.06)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.74        $7.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $4
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             2.49%(f)     4.12%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.07%(f)     1.07%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.25%(f)     3.95%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%          10%
--------------------------------------------------------------------------------------------------------------
Total return                                        (6.24%)(h)  (27.00%)(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)      2008(b)
Net asset value, beginning of period                 $7.25        $9.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .12          .07
Net gains (losses) (both realized and
 unrealized)                                          (.59)       (2.77)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.47)       (2.70)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.04)        (.01)
Tax return of capital                                   --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.04)        (.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.74        $7.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             3.29%(f)     4.92%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.73%(f)     1.72%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.59%(f)     3.36%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%          10%
--------------------------------------------------------------------------------------------------------------
Total return                                        (6.51%)(h)  (27.10%)(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)      2008(b)
Net asset value, beginning of period                 $7.25        $9.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .12          .08
Net gains (losses) (both realized and
 unrealized)                                          (.58)       (2.77)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.46)       (2.69)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.02)
Tax return of capital                                   --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.74        $7.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             3.04%(f)     4.68%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.48%(f)     1.47%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.84%(f)     3.61%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%          10%
--------------------------------------------------------------------------------------------------------------
Total return                                        (6.38%)(h)  (27.07%)(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)      2008(b)
Net asset value, beginning of period                 $7.25        $9.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .12          .08
Net gains (losses) (both realized and
 unrealized)                                          (.58)       (2.77)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.46)       (2.69)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.02)
Tax return of capital                                   --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.05)        (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.74        $7.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             2.64%(f)     4.42%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.27%(f)     1.24%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.70%(f)     3.89%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%          10%
--------------------------------------------------------------------------------------------------------------
Total return                                        (6.31%)(h)  (27.04%)(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)      2008(b)
Net asset value, beginning of period                 $7.25        $9.96
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .14          .09
Net gains (losses) (both realized and
 unrealized)                                          (.59)       (2.77)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.45)       (2.68)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.03)
Tax return of capital                                   --         (.00)(d)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.06)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.74        $7.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             2.54%(f)     4.17%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.12%(f)     1.12%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.20%(f)     3.91%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                26%          10%
--------------------------------------------------------------------------------------------------------------
Total return                                        (6.27%)(h)  (27.00%)(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Threadneedle Global Equity Income Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Under normal market conditions, at least 80% of the Fund's net assets will be invested in equity securities. At least 40% of the Fund's net assets will normally be invested in companies located in (non-U.S.) developed and emerging countries. On July 24, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $5,000,000 in the Fund (1,000 shares for Class A, 1,000 shares for Class B, 1,000 shares for Class C, 493,000 shares for Class I, 1,000 shares for Class R2, 1,000 shares for Class R3, 1,000 shares for Class R4 and 1,000 shares for Class R5), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on Aug. 1, 2008.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, the Investment Manager owned 100% of Class I, Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
30  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or

--------------------------------------------------------------------------------
32  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings consisted of multiple denominations, primarily Taiwan dollars.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, investments in partnerships, and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.


--------------------------------------------------------------------------------
34  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the MSCI All Country World Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $2,171 for the six months ended April 30, 2009. The management fee for the six months ended April 30,

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2009 was 0.83% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.


--------------------------------------------------------------------------------
36  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $102,000 and $5,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $23,449 for Class A and $5 for Class B for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

(excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.48%
Class B.............................................  2.24
Class C.............................................  2.23
Class I.............................................  1.07
Class R2............................................  1.73
Class R3............................................  1.48
Class R4............................................  1.27
Class R5............................................  1.12


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $4,771
Class B...........................................     559
Class C...........................................      76


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2.............................................   $4
Class R3.............................................    4
Class R4.............................................    5


The management fees and other Fund level expenses waived/reimbursed were $132,067.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.45%
Class B.............................................  2.21
Class C.............................................  2.20
Class I.............................................  1.05
Class R2............................................  1.85
Class R3............................................  1.60
Class R4............................................  1.35
Class R5............................................  1.10


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own

--------------------------------------------------------------------------------
38  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


    different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $16,241,613 and $4,026,076, respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                   SIX MONTHS ENDED APRIL 30, 2009
                                    ISSUED FOR
                                    REINVESTED                     NET
                          SOLD    DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
------------------------------------------------------------------------------
Class A                1,866,854      12,603     (287,449)      1,592,008
Class B                  211,393         773      (11,324)        200,842
Class C                   33,866         100       (3,137)         30,829
Class R4                     921           2         (921)              2
------------------------------------------------------------------------------


                              PERIOD FROM AUG. 1, 2008* TO OCT. 31, 2008
                                    ISSUED FOR
                                    REINVESTED                     NET
                          SOLD    DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
------------------------------------------------------------------------------
Class A                  806,221       1,124      (58,764)        748,581
Class B                   88,519         111           --          88,630
Class C                   10,230          17       (3,271)          6,976
Class R4                     199          --           --             199
------------------------------------------------------------------------------


*   When shares became publicly available.

5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments, and any uninvested cash collateral balance, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2009, securities valued at $2,936,066 were on loan, secured by cash collateral of $3,025,558 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $9,866 earned from securities lending from Dec. 1, 2008 through April 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $7,915,717 and $7,541,778, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
40  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $182,867 at Oct. 31, 2008, that if not offset by capital gains will expire in 2016. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In

--------------------------------------------------------------------------------
42  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
44  THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EQUITY INCOME FUND -- 2009 SEMIANNUAL REPORT  45

THREADNEEDLE GLOBAL EQUITY INCOME FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. RiverSource Investments employs
                           Threadneedle as a subadviser. Threadneedle(R) mutual funds are distributed by RiverSource Distributors, Inc., and
                           RiverSource Fund Distributors, Inc., Members FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource and
                           Threadneedle are part of Ameriprise Financial, Inc.
(THREADNEEDLE LOGO)        (C)2009 RiverSource Investments, LLC.                               S-6531 A (6/09)

Semiannual Report
                                                             (THREADNEEDLE LOGO)

THREADNEEDLE
GLOBAL EXTENDED ALPHA FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2009


THREADNEEDLE GLOBAL EXTENDED ALPHA FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                (ADVANCED ALPHA STRATEGIES ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    9

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   20

Statements of Changes in Net
  Assets...........................   22

Financial Highlights...............   23

Notes to Financial Statements......   31

Proxy Voting.......................   47



RIVERSOURCE FAMILY OF FUNDS
Threadneedle Funds are a part of the RiverSource family of funds that includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle Global Extended Alpha Fund (the Fund) Class A shares declined
  1.15% (excluding sales charge) for the six months ended April 30, 2009.

> The Fund outperformed its benchmark, the Morgan Stanley Capital International
  All Country World Index, which fell 3.00% for the six month period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2009)
--------------------------------------------------------------------------------


                                                          Since
                                                       inception*
                                            6 months*    8/1/08
-----------------------------------------------------------------
Threadneedle Global Extended Alpha Fund
  Class A (excluding sales charge)            -1.15%     -30.95%
-----------------------------------------------------------------
MSCI All Country World Index(1)
  (unmanaged)                                 -3.00%     -32.60%
-----------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) All Country World Index, an unmanaged index of equity securities, is designed to measure equity market performance in the global developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2009
                                                           SINCE
Without sales charge                          6 MONTHS*  INCEPTION
Class A (inception 8/1/08)                      -1.15%    -30.95%
------------------------------------------------------------------
Class B (inception 8/1/08)                      -1.58%    -31.40%
------------------------------------------------------------------
Class C (inception 8/1/08)                      -1.51%    -31.35%
------------------------------------------------------------------
Class I (inception 8/1/08)                      -1.00%    -30.80%
------------------------------------------------------------------
Class R2 (inception 8/1/08)                     -1.36%    -31.15%
------------------------------------------------------------------
Class R3 (inception 8/1/08)                     -1.22%    -31.00%
------------------------------------------------------------------
Class R4 (inception 8/1/08)                     -1.14%    -30.90%
------------------------------------------------------------------
Class R5 (inception 8/1/08)                     -1.07%    -30.85%
------------------------------------------------------------------

With sales charge
Class A (inception 8/1/08)                      -6.82%    -34.92%
------------------------------------------------------------------
Class B (inception 8/1/08)                      -6.50%    -34.83%
------------------------------------------------------------------
Class C (inception 8/1/08)                      -2.49%    -32.04%
------------------------------------------------------------------




--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AT MARCH 31, 2009
                                                           SINCE
Without sales charge                          6 MONTHS*  INCEPTION
Class A (inception 8/1/08)                     -26.00%    -36.10%
------------------------------------------------------------------
Class B (inception 8/1/08)                     -26.28%    -36.45%
------------------------------------------------------------------
Class C (inception 8/1/08)                     -26.28%    -36.45%
------------------------------------------------------------------
Class I (inception 8/1/08)                     -25.88%    -36.00%
------------------------------------------------------------------
Class R2 (inception 8/1/08)                    -26.09%    -36.25%
------------------------------------------------------------------
Class R3 (inception 8/1/08)                    -25.97%    -36.15%
------------------------------------------------------------------
Class R4 (inception 8/1/08)                    -25.90%    -36.05%
------------------------------------------------------------------
Class R5 (inception 8/1/08)                    -25.88%    -36.00%
------------------------------------------------------------------

With sales charge
Class A (inception 8/1/08)                     -30.24%    -39.77%
------------------------------------------------------------------
Class B (inception 8/1/08)                     -29.96%    -39.63%
------------------------------------------------------------------
Class C (inception 8/1/08)                     -27.01%    -37.09%
------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third** years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

 *Not annualized.
**For Class B shares purchased on or after June 13, 2009 the CDSC percentage for the third year will be 3%.


--------------------------------------------------------------------------------
4  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.


ANNUAL OPERATING EXPENSE RATIO*
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              5.55%       1.55%
-----------------------------------------
Class B              6.33%       2.31%
-----------------------------------------
Class C              6.22%       2.30%
-----------------------------------------
Class I              4.94%       1.22%
-----------------------------------------
Class R2             5.74%       2.02%
-----------------------------------------
Class R3             5.49%       1.77%
-----------------------------------------
Class R4             5.38%       1.52%
-----------------------------------------
Class R5             4.99%       1.27%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.55% for Class A, 2.31% for Class B, 2.30% for Class C, 1.22% for Class I, 2.02% for Class R2, 1.77% for Class R3, 1.52% for Class R4 and 1.27% for Class R5.

* Fund expense ratios are calculated based on the fund's average net assets during the fund's most recently completed fiscal year, and have not been adjusted for current asset levels, including any decrease or increase in assets, which, if adjusted, would result in expense ratios that are higher or lower, respectively, than those that are expressed herein. Any fee waivers/expense caps would limit the impact that any decrease in assets will have on net expense ratios in the current fiscal year.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

Threadneedle Global Extended Alpha Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the

--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


value of the securities held long decrease and the value of the securities sold short increase. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments. See the Fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
6  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN BY COUNTRY(1)
(at April 30, 2009; % of portfolio and portfolio swap(2))
--------------------------------------------------------------------------------

                                           LONG   SHORT(3)    NET
Australia                                   1.8%     0.0%     1.8%
------------------------------------------------------------------
Bermuda                                     4.6%     0.0%     4.6%
------------------------------------------------------------------
Brazil                                      2.8%     0.0%     2.8%
------------------------------------------------------------------
Canada                                      3.7%     0.0%     3.7%
------------------------------------------------------------------
Denmark                                     1.3%     0.0%     1.3%
------------------------------------------------------------------
Finland                                     0.8%     0.0%     0.8%
------------------------------------------------------------------
France                                      1.6%    -1.4%     0.2%
------------------------------------------------------------------
Germany                                     4.2%     0.0%     4.2%
------------------------------------------------------------------
Hong Kong                                   4.1%     0.0%     4.1%
------------------------------------------------------------------
Japan                                       3.2%    -1.1%     2.1%
------------------------------------------------------------------
Luxembourg                                  1.1%    -0.4%     0.7%
------------------------------------------------------------------
Mexico                                      1.7%     0.0%     1.7%
------------------------------------------------------------------
Netherlands                                 0.6%    -1.2%    -0.6%
------------------------------------------------------------------
Portugal                                    0.4%     0.0%     0.4%
------------------------------------------------------------------
Russia                                      0.8%     0.0%     0.8%
------------------------------------------------------------------
Singapore                                   1.5%     0.0%     1.5%
------------------------------------------------------------------
South Korea                                 1.1%     0.0%     1.1%
------------------------------------------------------------------
Spain                                       2.3%     0.0%     2.3%
------------------------------------------------------------------
Switzerland                                 8.1%     0.0%     8.1%
------------------------------------------------------------------
United Kingdom                             13.3%     0.0%    13.3%
------------------------------------------------------------------
United States                              52.1%    -7.2%    44.9%
------------------------------------------------------------------
Other(4)                                    0.2%     0.0%     0.2%
------------------------------------------------------------------
                                          111.3%   -11.3%   100.0%
------------------------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding investments of Cash Collateral for Securities on Loan) as of April 30, 2009. The Fund's composition is subject to change.
(2) The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. The portfolio breakdown by country for each underlying position in the custom basket has been estimated by multiplying the notional amount of each security by its April 30, 2009 closing market price as obtained from an authorized pricing source. The notional amounts and the market values of the positions in the custom basket are not presented in the financial statements.
(3) At April 30, 2009, the Fund had no short positions. However, the Fund had entered into a portfolio swap in order to gain short exposure to foreign equity markets. See Portfolio Swap Outstanding at April 30, 2009 following the Portfolio of Investments, and Note 1 to the financial statements.
(4) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Top ten holdings do not include notional exposure to holdings the Fund has through its use of a portfolio swap. For more information regarding the Fund's portfolio swap, see "Portfolio of Investments" page 14.

TOP TEN HOLDINGS (at April 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Nestle (Switzerland)                        3.7%
------------------------------------------------
Oracle (United States)                      2.9%
------------------------------------------------
Linde (Germany)                             2.7%
------------------------------------------------
BG Group (United Kingdom)                   2.4%
------------------------------------------------
Vodafone Group (United Kingdom)             2.3%
------------------------------------------------
Johnson & Johnson (United States)           2.1%
------------------------------------------------
Travelers Companies (United States)         2.0%
------------------------------------------------
Tullow Oil (United Kingdom)                 2.0%
------------------------------------------------
PepsiCo (United States)                     1.9%
------------------------------------------------
IBM (United States)                         1.9%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
8  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
            THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2008  APRIL 30, 2009  THE PERIOD(A)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  988.50        $ 7.64         1.55%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.11        $ 7.75         1.55%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  984.20        $11.36         2.31%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.34        $11.53         2.31%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  984.90        $11.32         2.30%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.39        $11.48         2.30%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  990.00        $ 6.02         1.22%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.74        $ 6.11         1.22%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  986.40        $ 9.95         2.02%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.78        $10.09         2.02%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  987.80        $ 8.72         1.77%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.02        $ 8.85         1.77%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  988.60        $ 7.49         1.52%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.26        $ 7.60         1.52%
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $  989.30        $ 6.26         1.27%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.50        $ 6.36         1.27%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2009: -1.15% for Class A, -1.58% for Class B, -1.51% for Class C, -1.00% for Class I, -1.36% for Class R2, -1.22% for Class R3, -1.14% for Class R4 and -1.07% for Class R5.


--------------------------------------------------------------------------------
10  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (99.5%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (1.8%)
CSL                                                     2,830                 $70,768
InterOil                                                1,050(b)               33,905
                                                                      ---------------
Total                                                                         104,673
-------------------------------------------------------------------------------------

BERMUDA (3.6%)
Accenture Cl A                                          2,646                  77,872
Ingersoll-Rand Cl A                                     2,400                  52,248
PartnerRe                                               1,075                  73,304
                                                                      ---------------
Total                                                                         203,424
-------------------------------------------------------------------------------------

BRAZIL (0.6%)
Redecard                                                2,800                  35,270
-------------------------------------------------------------------------------------

CANADA (2.5%)
Barrick Gold                                            3,300                  95,602
First Uranium                                           8,000(b,f)             43,066
                                                                      ---------------
Total                                                                         138,668
-------------------------------------------------------------------------------------

DENMARK (1.3%)
Vestas Wind Systems                                     1,150(b,f)             75,920
-------------------------------------------------------------------------------------

FINLAND (0.9%)
Talvivaara Mining                                      15,830(b)               48,480
-------------------------------------------------------------------------------------

FRANCE (1.6%)
France Telecom                                          4,185                  93,430
-------------------------------------------------------------------------------------

GERMANY (4.4%)
Linde                                                   2,090                 166,860
Siemens                                                 1,217(f)               82,185
                                                                      ---------------
Total                                                                         249,045
-------------------------------------------------------------------------------------

HONG KONG (4.2%)
Esprit Holdings                                         6,000                  37,046
Great Eagle Holdings                                   50,000                  69,549
Hongkong & Shanghai Hotels                             80,000                  61,007
Sun Hung Kai Properties                                 7,000(f)               72,937
                                                                      ---------------
Total                                                                         240,539
-------------------------------------------------------------------------------------

JAPAN (3.3%)
Canon                                                   1,000(f)               29,919
Honda Motor                                             1,800(f)               51,938
Nintendo                                                  300                  80,052
Sony Financial Holdings                                     8                  25,071
                                                                      ---------------
Total                                                                         186,980
-------------------------------------------------------------------------------------

LUXEMBOURG (1.1%)
Millicom Intl Cellular                                  1,310                  63,483
-------------------------------------------------------------------------------------

MEXICO (1.8%)
America Movil ADR Series L                              3,125                 102,656
-------------------------------------------------------------------------------------

NETHERLANDS (0.6%)
Fugro                                                     880                  31,810
-------------------------------------------------------------------------------------

RUSSIA (0.9%)
NovaTek GDR                                             1,400(d,e)             49,700
-------------------------------------------------------------------------------------

SINGAPORE (1.6%)
DBS Group Holdings                                     14,000(f)               89,895
-------------------------------------------------------------------------------------

SOUTH KOREA (1.1%)
Samsung Electronics                                       140                  64,654
-------------------------------------------------------------------------------------

SPAIN (1.4%)
Telefonica                                              4,226                  80,587
-------------------------------------------------------------------------------------

SWITZERLAND (8.4%)
Mettler Toledo Intl                                       600(b)               36,978
Nestle                                                  6,950                 227,507
Novartis                                                1,610                  61,223
Roche Holding                                             700(f)               88,628
Syngenta                                                  283(f)               60,751
                                                                      ---------------
Total                                                                         475,087
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

UNITED KINGDOM (11.2%)
3i Group                                                5,620                 $26,690
Autonomy                                                5,350(b)              113,267
BG Group                                                9,000                 145,536
Tesco                                                  18,600                  92,792
Tullow Oil                                             10,000                 119,320
Vodafone Group                                         75,200                 138,737
                                                                      ---------------
Total                                                                         636,342
-------------------------------------------------------------------------------------

UNITED STATES (47.2%)
Adobe Systems                                           1,400(b)               38,290
Altria Group                                            2,500                  40,825
American Tower Cl A                                     2,800(b)               88,928
Amphenol Cl A                                           1,400                  47,376
Aon                                                     1,500                  63,300
Bank of America                                         3,500                  31,255
Coca-Cola                                               2,050                  88,253
Comcast Cl A                                            4,040                  62,458
CommScope                                               2,400(b)               60,240
CVS Caremark                                            2,800                  88,984
DIRECTV Group                                           2,000(b)               49,460
Genzyme                                                   560(b)               29,865
Goldman Sachs Group                                       300                  38,550
Google Cl A                                               250(b)               98,993
HCC Insurance Holdings                                  3,400                  81,328
Humana                                                  2,200(b)               63,316
IBM                                                     1,100                 113,531
Jabil Circuit                                           5,000                  40,500
Johnson & Johnson                                       2,440                 127,758
Juniper Networks                                        2,300(b)               49,795
KeyCorp                                                 3,300                  20,295
Laboratory Corp of America Holdings                     1,510(b)               96,867
Lowe's Companies                                        5,000                 107,500
Microsoft                                               3,390                  68,681
Noble                                                   1,900                  51,927
Oracle                                                  9,000                 174,059
PepsiCo                                                 2,290                 113,950
Philip Morris Intl                                      1,965                  71,133
Praxair                                                   460                  34,321
Republic Services                                       2,700                  56,700
Thermo Fisher Scientific                                2,590(b)               90,857
Tiffany & Co                                            1,800                  52,092
Travelers Companies                                     3,030                 124,655
Ultra Petroleum                                         2,300(b)               98,439
Union Pacific                                             700                  34,398
Valero Energy                                           3,000                  59,520
Walgreen                                                2,000                  62,860
Western Union                                           2,700                  45,225
                                                                      ---------------
Total                                                                       2,666,484
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $5,900,497)                                                         $5,637,127
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                11,738(g)              $11,738
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,738)                                                               $11,738
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (8.1%)
                                                       SHARES                VALUE(a)
JPMorgan Prime Money Market Fund                      457,913                $457,913
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
SECURITIES ON LOAN
(Cost: $457,913)                                                             $457,913
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,370,148)(h)                                                      $6,106,778
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2009:

                                      PERCENTAGE OF
INDUSTRY                                NET ASSETS        VALUE
-------------------------------------------------------------------
Automobiles                                0.9%            $51,938
Beverages                                  3.6             202,203
Biotechnology                              1.8             100,633
Capital Markets                            1.2              65,240
Chemicals                                  4.6             261,932
Commercial Banks                           1.9             110,190
Commercial Services & Supplies             1.0              56,700
Communications Equipment                   1.9             110,035
Computers & Peripherals                    2.0             113,531
Diversified Financial Services             0.6              31,255
Diversified Telecommunication
  Services                                 3.1             174,017
Electrical Equipment                       1.3              75,920
Electronic Equipment, Instruments &
  Components                               2.2             124,854
Energy Equipment & Services                1.5              83,737
Food & Staples Retailing                   4.3             244,636
Food Products                              4.0             227,507
Health Care Providers & Services           2.8             160,183
Hotels, Restaurants & Leisure              1.1              61,007
Industrial Conglomerates                   1.5              82,185
Insurance                                  6.5             367,658
Internet Software & Services               1.7              98,993
IT Services                                2.8             158,367
Life Sciences Tools & Services             1.6              90,857
Machinery                                  0.9              52,248
Media                                      2.0             111,918
Metals & Mining                            3.3             187,148
Office Electronics                         0.5              29,919
Oil, Gas & Consumable Fuels                8.9             506,420
Pharmaceuticals                            4.9             277,609
Real Estate Management &
  Development                              2.5             142,486
Road & Rail                                0.6              34,398
Semiconductors & Semiconductor
  Equipment                                1.1              64,654
Software                                   8.4             474,349
Specialty Retail                           3.5             196,638
Tobacco                                    2.0             111,958
Wireless Telecommunication Services        7.0             393,804
Other(1)                                   8.3             469,651
-------------------------------------------------------------------
Total                                                   $6,106,778
-------------------------------------------------------------------


(1) Cash & Cash Equivalents.



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

PORTFOLIO SWAP(1) OUTSTANDING AT APRIL 30, 2009



                                                       NEXT     NET UNREALIZED
COUNTERPARTY              DESCRIPTION               RESET DATE   APPRECIATION
------------------------------------------------------------------------------
UBS           The Fund receives(pays) the total    May 8, 2009        $(11,846)
              return on a custom basket of
              long(short) equity positions and
              pays(receives) a floating rate
              based on the 1-day LIBOR which is
              denominated in various foreign
              currencies based on the local
              currencies of the securities
              underlying the custom basket.
------------------------------------------------------------------------------
Total                                                                 $(11,846)
------------------------------------------------------------------------------



(1) The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.

    The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses).


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS



(a) Securities are valued by using policies described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $49,700 or 0.9% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). The aggregate value of such securities at April 30, 2009, was $49,700 representing 0.9% of net assets. Information concerning such security holdings at April 30, 2009, is as follows:

                                             ACQUISITION
     SECURITY                                   DATES           COST
     ----------------------------------------------------------------
     NovaTek GDR*                              04-23-09       $44,995


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) At April 30, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(g) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2009.

(h) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $6,370,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $369,000
     Unrealized depreciation                           (632,000)
     ----------------------------------------------------------
     Net unrealized depreciation                      $(263,000)
     ----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements -- Valuation of securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                         FAIR VALUE AT APRIL 30, 2009
                           -------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
----------------------------------------------------------------------------------
Investments in securities     $6,106,778            $--        $--      $6,106,778
Other financial
  instruments*                        --        (11,846)        --         (11,846)
----------------------------------------------------------------------------------
Total                         $6,106,778       $(11,846)       $--      $6,094,932
----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
16  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
APRIL 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $5,900,497)               $ 5,637,127
  Affiliated money market fund (identified cost $11,738)                11,738
  Investments of cash collateral received for securities on loan
    (identified cost $457,913)                                         457,913
------------------------------------------------------------------------------
Total investments in securities (identified cost $6,370,148)         6,106,778
Cash                                                                    22,714
Foreign currency holdings (identified cost $33,878)                     34,430
Capital shares receivable                                                1,250
Dividends and accrued interest receivable                               10,875
------------------------------------------------------------------------------
Total assets                                                         6,176,047
------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   7,466
Payable upon return of securities loaned                               457,913
Unrealized depreciation on swap contracts                               11,846
Accrued investment management services fees                                162
Accrued distribution fees                                                   24
Accrued transfer agency fees                                                 9
Accrued administrative services fees                                        12
Other accrued expenses                                                  35,008
------------------------------------------------------------------------------
Total liabilities                                                      512,440
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 5,663,607
------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     4,098
Additional paid-in capital                                           7,705,404
Undistributed net investment income                                    237,598
Accumulated net realized gain (loss)                                (2,008,851)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (274,642)
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 5,663,607
------------------------------------------------------------------------------
*Including securities on loan, at value                            $   456,118
------------------------------------------------------------------------------




--------------------------------------------------------------------------------
18  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                            NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $1,803,773              130,642                      $13.81(1)
Class B                     $  302,268               22,025                      $13.72
Class C                     $  103,112                7,512                      $13.73
Class I                     $3,410,773              246,500                      $13.84
Class R2                    $    6,885                  500                      $13.77
Class R3                    $    6,899                  500                      $13.80
Class R4                    $   22,981                1,663                      $13.82
Class R5                    $    6,916                  500                      $13.83
---------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $14.65. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                               74,485
Interest                                                                 1,501
Income distributions from affiliated money market fund                     206
Fee income from securities lending                                         473
  Less foreign taxes withheld                                           (4,202)
------------------------------------------------------------------------------
Total income                                                            72,463
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     29,195
Distribution fees
  Class A                                                                2,444
  Class B                                                                1,363
  Class C                                                                  488
  Class R2                                                                  16

  Class R3                                                                   8
Transfer agency fees
  Class A                                                                1,394
  Class B                                                                  207
  Class C                                                                   72
  Class R2                                                                   2
  Class R3                                                                   2
  Class R4                                                                   5
  Class R5                                                                   2
Administrative services fees                                             2,224
Plan administration services fees
  Class R2                                                                   8
  Class R3                                                                   8
  Class R4                                                                  27
Compensation of board members                                               97
Custodian fees                                                          10,522
Printing and postage                                                    16,255
Registration fees                                                       15,909
Professional fees                                                       19,755
Other                                                                    3,569
------------------------------------------------------------------------------
Total expenses                                                         103,572
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (64,324)
------------------------------------------------------------------------------
Total net expenses                                                      39,248
------------------------------------------------------------------------------
Investment income (loss) -- net                                         33,215

------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(1,078,458)
  Foreign currency transactions                                          3,854
  Swap transactions                                                   (209,270)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (1,283,874)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         1,131,024
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                 (152,850)
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  (119,635)
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                                   SIX MONTHS ENDED      FOR THE PERIOD
                                                                     APRIL 30, 2009  FROM AUG. 1, 2008*
                                                                        (UNAUDITED)    TO OCT. 31, 2008
OPERATIONS
Investment income (loss) -- net                                         $    33,215         $     5,911
Net realized gain (loss) on investments                                  (1,283,874)           (971,237)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                      1,131,024          (1,410,405)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (119,635)         (2,375,731)
-------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                            469,429           3,082,069
  Class B shares                                                            113,678             482,927
  Class C shares                                                             43,424             117,476
  Class R4 shares                                                             2,000              22,000
Payments for redemptions
  Class A shares                                                           (793,218)           (157,519)
  Class B shares                                                            (48,312)           (141,999)
  Class C shares                                                            (31,625)                 --
  Class R4 shares                                                            (1,985)                 --
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions          (246,609)          3,404,954
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    (366,244)          1,029,223
Net assets at beginning of period                                         6,029,851           5,000,628**
-------------------------------------------------------------------------------------------------------
Net assets at end of period                                             $ 5,663,607         $ 6,029,851
-------------------------------------------------------------------------------------------------------
Undistributed net investment income                                     $   237,598         $   204,383
-------------------------------------------------------------------------------------------------------



 *  When shares became publicly available.
** Initial capital of $5,000,000 was contributed on July 24, 2008. The Fund had an increase in net assets resulting from operations of $628 during the period from July 24, 2008 to Aug. 1, 2008 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(j)      2008(b)
Net asset value, beginning of period                $13.97       $20.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .07          .00(d)
Net gains (losses) (both realized and
 unrealized)                                          (.23)       (6.03)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.16)       (6.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.81       $13.97
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $2           $2
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             3.80%(f)     5.55%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.55%(f)     1.55%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.03%(f)     (.07%)(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                64%          36%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                     (1.15%)(i)  (30.15%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)      2008(b)
Net asset value, beginning of period                $13.94       $20.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .02         (.02)
Net gains (losses) (both realized and
 unrealized)                                          (.24)       (6.04)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.22)       (6.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.72       $13.94
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             4.75%(e)     6.33%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         2.31%(e)     2.31%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .33%(e)     (.55%)(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                64%          36%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                     (1.58%)(h)  (30.30%)(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)      2008(b)
Net asset value, beginning of period                $13.94       $20.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .02         (.03)
Net gains (losses) (both realized and
 unrealized)                                          (.23)       (6.03)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.21)       (6.06)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.73       $13.94
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             4.68%(e)     6.22%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         2.30%(e)     2.30%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .25%(e)     (.79%)(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                64%          36%
--------------------------------------------------------------------------------------------------------------
Total return(g)                                     (1.51%)(h)  (30.30%)(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Total return does not reflect payment of a sales charge.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)      2008(b)
Net asset value, beginning of period                $13.98       $20.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .09          .03
Net gains (losses) (both realized and
 unrealized)                                          (.23)       (6.05)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.14)       (6.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.84       $13.98
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $3
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             3.55%(e)     4.94%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.22%(e)     1.21%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.40%(e)      .63%(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                64%          36%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.00%)(g)  (30.10%)(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(i)      2008(b)
Net asset value, beginning of period                $13.96       $20.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .05          .00(d)
Net gains (losses) (both realized and
 unrealized)                                          (.24)       (6.04)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.19)       (6.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.77       $13.96
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                             4.35%(f)     5.74%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g)                         1.89%(f)     1.81%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .73%(f)      .03%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                64%          36%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.36%)(h)  (30.20%)(h)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Not annualized.
(i) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)      2008(b)
Net asset value, beginning of period                $13.97       $20.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .06          .01
Net gains (losses) (both realized and
 unrealized)                                          (.23)       (6.04)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.17)       (6.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.80       $13.97
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             4.11%(e)     5.49%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.64%(e)     1.56%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .98%(e)      .28%(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                64%          36%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.22%)(g)  (30.15%)(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)      2008(b)
Net asset value, beginning of period                $13.98       $20.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .08          .01
Net gains (losses) (both realized and
 unrealized)                                          (.24)       (6.03)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.16)       (6.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.82       $13.98
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             3.85%(e)     5.38%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.39%(e)     1.36%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.24%(e)      .30%(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                64%          36%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.14%)(g)  (30.10%)(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended Oct. 31,                      2009(h)      2008(b)
Net asset value, beginning of period                $13.98       $20.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .09          .02
Net gains (losses) (both realized and
 unrealized)                                          (.24)       (6.04)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      (.15)       (6.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.83       $13.98
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                             3.60%(e)     4.99%(e)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f)                         1.27%(e)     1.26%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.35%(e)      .58%(e)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                64%          36%
--------------------------------------------------------------------------------------------------------------
Total return                                        (1.07%)(g)  (30.10%)(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Not annualized.
(h) Six months ended April 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Threadneedle Global Extended Alpha Fund (the Fund) is a series of RiverSource Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities, including at least 40% of its net assets in companies located in (non-U.S.) developed and emerging markets. The Fund holds both long and short positions. Both long and short positions may be obtained through buying or selling individual securities or creating similar long or short exposure through the use of derivative instruments. On July 24, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $5,000,000 in the Fund (500 shares for Class A, 500 shares for Class B, 500 shares for Class C, 246,500 shares for Class I, 500 shares for Class R2, 500 shares for Class R3, 500 shares for Class R4 and 500 shares for Class R5), which represented the initial capital for each class at $20 per share. Shares of the Fund were first offered to the public on Aug. 1, 2008.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2009, the Investment Manager owned 100% of Class I, Class R2, Class R3 and Class R5 shares. At April 30, 2009, the Investment Manager owned approximately 61% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange (NYSE) and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest


--------------------------------------------------------------------------------
32  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At April 30, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2009 was $49,700 representing 0.88% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES SOLD SHORT
The Fund may enter into short sales of securities that it concurrently holds or for which it holds no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities equivalent to those borrowed for the short sale at the lender's demand. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted in the Portfolio of Investments. The collateral required is determined daily based on the market value of the securities sold short. At April 30, 2009, the Fund had no outstanding securities sold short.

The Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends (recognized on ex-date) and interest are recorded as an expense and shown in the Statement of Operations. During the six months ended April 30, 2009, the Fund had no dividends and interest expense in the Statement of Operations.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the

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           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter (OTC options) options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Options contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2009, the Fund had no outstanding futures contracts.


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

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FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2009, foreign currency holdings consisted of multiple denominations.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At April 30, 2009, the Fund had no outstanding forward foreign currency contracts.

PORTFOLIO SWAP TRANSACTIONS
The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.

The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily based on closing prices obtained from an authorized pricing source, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses). See the Portfolio Swap Outstanding table following the Portfolio of Investments for additional information.


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           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Portfolio swaps can involve greater risks than if a fund had invested in the reference securities directly since, in addition to general market risks (including foreign/emerging market risks and risks of securities sold short), portfolio swaps are also subject to counterparty credit risk and liquidity risk. Although the risks mentioned above are the largest risks associated with portfolio swaps, other risks may also apply.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are

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36  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At April 30, 2009, the Fund did not own nor was it party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On April 9, 2009, the FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides additional guidance for estimating fair value in accordance with Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Management is currently evaluating the impact that the adoption of FSP 157-4 will have on the amounts and disclosures within the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 1.05% to 0.99% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the MSCI All Country World Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment will be made on Aug. 1, 2010 and cover the 24-month period beginning Aug. 1, 2008. The management fee for the six months ended April 30, 2009 was 1.05% of the Fund's average daily net assets.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2009, there were no expenses incurred for these particular items.


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38  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $27,000 and $1,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $108 for Class A and $28 for Class C for the six months ended April 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  1.55%
Class B.............................................  2.31
Class C.............................................  2.30
Class I.............................................  1.22
Class R2............................................  1.89
Class R3............................................  1.64
Class R4............................................  1.39
Class R5............................................  1.27


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $609
Class B............................................    85
Class C............................................    33


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2............................................  $ 4
Class R3............................................    4
Class R4............................................   15


The management fees and other fund level expenses waived/reimbursed were $63,574.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

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40  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

Class A.............................................  1.55%
Class B.............................................  2.31
Class C.............................................  2.30
Class I.............................................  1.22
Class R2............................................  2.02
Class R3............................................  1.77
Class R4............................................  1.52
Class R5............................................  1.27


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,641,560 and $3,490,827, respectively, for the six months ended April 30, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:


                                   SIX MONTHS ENDED APRIL 30, 2009
                                   ISSUED FOR
                                   REINVESTED                     NET
                          SOLD   DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
-----------------------------------------------------------------------------
Class A                  35,325        --        (62,692)       (27,367)
Class B                   8,538        --         (3,629)         4,909
Class C                   3,166        --         (2,378)           788
Class R4                    154        --           (154)            --
-----------------------------------------------------------------------------




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           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                              PERIOD FROM AUG. 1, 2008* TO OCT. 31, 2008
                                   ISSUED FOR
                                   REINVESTED                     NET
                          SOLD   DISTRIBUTIONS  REDEEMED  INCREASE (DECREASE)
-----------------------------------------------------------------------------
Class A                 166,961        --         (9,452)       157,509
Class B                  26,996        --        (10,380)        16,616
Class C                   6,224        --             --          6,224
Class I                   1,163        --             --          1,163
-----------------------------------------------------------------------------


*   When shares became publicly available.

5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments, and any uninvested cash collateral balance, are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2009, securities valued at $456,118 were on loan, secured by cash collateral of $457,913 invested in short-term securities or in cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $473 earned from securities lending from Dec. 1, 2008 through April 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such

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42  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

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indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, the Investment Manager served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Nov. 1, 2008 through Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $1,385,668 and $1,373,930, respectively, for the six months ended April 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2009.


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           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $577,229 at Oct. 31, 2008, that if not offset by capital gains will expire in 2016. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

SHORT SELLING RISK
The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in

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

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April 2007. Summary judgment was granted in the defendants' favor on July 9,
2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other

--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
           THREADNEEDLE GLOBAL EXTENDED ALPHA FUND -- 2009 SEMIANNUAL REPORT  47

THREADNEEDLE GLOBAL EXTENDED ALPHA FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. RiverSource Investments employs
                           Threadneedle as a subadviser. Threadneedle(R) mutual funds are distributed by RiverSource Distributors, Inc., and
                           RiverSource Fund Distributors, Inc., Members FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource and
                           Threadneedle are part of Ameriprise Financial, Inc.
(THREADNEEDLE LOGO)        (C)2009 RiverSource Investments, LLC.                               S-6528 A (6/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     RiverSource Global Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date July 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date July 2, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date July 2, 2009